UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2013 through August 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Institutional Trust Funds

August 31, 2013 (Unaudited)

JPMorgan Core Bond Trust

JPMorgan Equity Index Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

CEO’S LETTER

September 30, 2013 (Unaudited)

Dear Shareholder:

While market volatility was elevated at times, developed market equities, in aggregate, posted strong returns for the six months ended August 31, 2013. For much of the period, stocks were supported by solid corporate earnings and robust demand from investors looking to generate higher returns in the low interest rate environment. Despite signaling a potential policy shift, the U.S. Federal Reserve (“Fed”) continued to pursue its highly accommodative policies in an attempt to lower unemployment and spur the economy. Central banks overseas also did their part to support their economies. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members. Elsewhere, the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012.

“Despite signaling a potential policy shift, the U.S. Federal Reserve continued to pursue its highly accommodative policies.”

Positive investor sentiment was interrupted, however, in June 2013 when Fed Chairman Bernanke indicated that the central bank may begin to “taper” its asset purchase program later this year. This triggered a sharp decline in global equities, although they quickly regained their footing and rallied sharply in July. The market again declined in August, however, given uncertainties surrounding Fed policy and potential military action in Syria. Despite these periodic setbacks, U.S. stocks rose sharply during the six months ended August 31, 2013. Overseas, developed international stocks produced more modest gains, while emerging market equities performed poorly given concerns regarding China’s economy and rising U.S. interest rates.

U.S. Treasury Yields Rise Sharply

Talk of Fed tapering negatively impacted the fixed income markets. While U.S. Treasury security yields continue to be low from a historical perspective, they ended the period sharply higher than when the reporting period began. The yield for 10-year U.S. Treasury securities ended August 31, 2013 at 2.78%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.39% and 3.70%, respectively. Amid the rising interest rate environment, the overall U.S. fixed income market generated a negative return for the reporting period. High yield bonds (also known as junk bonds), in contrast, posted a modest gain, whereas emerging market debt securities fell sharply.

Diversification and a Long-term Focus Remain Paramount

While the global economy is far from robust, it is still on a growth path. While the Fed chose to delay the tapering of its asset purchase program at its mid-September meeting (after the reporting period ended), the expansion in the U.S. appears to be sustainable. In addition, recent data shows that Europe has emerged from its lengthy recession. Elsewhere, pro-growth initiatives in Japan have thus far yielded positive results. While growth in China has moderated, we believe the government has the tools at its disposal to avoid a “hard landing.”

We are encouraged by the stock market’s resiliency in the face of recent volatility. In addition, there have been signs that equity market correlations are decreasing, which could create a more favorable environment for active managers. Also, given the recent sell-off in the bond market, valuations in a number of fixed income sectors have become more attractive.

As recent market volatility has demonstrated, it is critically important to have a diversified investment portfolio that is allocated among a number of asset classes. Maintaining a long-term focus for your investment portfolio is also key, as market volatility can be elevated at times given the uncertain economic and geopolitical environment.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

The fixed income market experienced periods of heightened volatility during the six-month reporting period ended August 31, 2013. This was triggered by a number of factors, including uncertainties surrounding future Federal Reserve Board (“Fed”) monetary policy, mixed economic data, geopolitical issues and several periods of investor risk aversion. The spread sectors (non-U.S. Treasury securities) initially performed well, as investors sought to generate incremental yield in the low interest rate environment. However, as the reporting period progressed, the spread sectors, along with U.S. government securities, performed poorly. This change in direction began in May, as Fed Chairman Bernanke said that the central bank may begin to taper its asset purchase program later this year. This caused U.S. Treasury yields to move sharply higher and negatively impacted the overall fixed income market (Treasury yields and bond prices generally move in the opposite direction).

While the overall U.S. equity market was also volatile at times, it generated strong results for the six months ended August 31, 2013. Supporting the market were overall solid corporate profits, continued economic growth and generally solid investor demand. From an economic perspective, the U.S. housing market showed signs of rebounding and there was some improvement in the labor market. During the second half of the reporting period, U.S. equities were negatively impacted by concerns related to the Fed’s asset purchase tapering. However, this was not enough to offset the market’s strong return over the first half of the period. All told, the S&P 500 Index gained 8.95% for the six months ended August 31, 2013.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	-2.06%
Barclays U.S. Aggregate Index	-2.61%

Net Assets as of 8/31/2013 (In Thousands)	$3,806,986
Duration as of 8/31/2013	4.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The reporting period was also challenging for the Fund, as it posted a negative absolute return. However, the Fund outperformed the Barclays U.S. Aggregate Index (the “Benchmark”) for the reporting period.

During the six months ended August 31, 2013, the Fund’s duration was shorter than that of the Benchmark, which contributed to relative performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. Also contributing to relative performance were the Fund’s security selection and underweight position relative to the Benchmark in the investment grade corporate bond sector. Elsewhere, an out-of-Benchmark allocation to agency collateralized mortgage obligations was also beneficial given the sector’s outperformance versus the Benchmark.

Detracting from relative performance during the reporting period was the Fund’s yield curve positioning. Specifically, the Fund was overweight the five-to-ten-year portion of the curve, which saw the greatest rise in rates. The Fund’s modest out-

of-Benchmark position in Treasury Inflation-Protected Securities (“TIPS”) was also detrimental to relative performance as TIPS performed poorly during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries and overweight mortgage-backed securities. The Fund was overweight the intermediate part of the yield curve (5-10 years) and underweight the front (1-5 years) and long (20-30 years) segments of the yield curve.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	26.5%
U.S. Treasury Obligations	24.6
Corporate Bonds	18.5
Mortgage Pass-Through Securities	15.0
Asset-Backed Securities	5.1
Commercial Mortgage-Backed Securities	3.8
U.S. Government Agency Securities	2.2
Foreign Government Securities	1.1
Others (each less than 1.0%)	0.7
Short-Term Investment	2.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	(2.06)%	(1.14)%	3.90%	6.83%	5.70%

*	Not annualized.

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/13)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Barclays U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 7, 2005 to August 31, 2013. The performance of the Lipper Intermediate U.S. Government Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

JPMorgan Equity Index Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Equity Index Trust*	8.89%
S&P 500 Index**	8.95%

Net Assets as of 8/31/2013 (In Thousands)	$332,539

INVESTMENT OBJECTIVE***

The JPMorgan Equity Index Trust (the “Fund”) seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund performed in line with the aggregate price and dividend performance of the S&P 500 Index (the “Benchmark”) for the six months ended August 31, 2013. This was consistent with its indexing strategy and investment objective, as the Fund looks to generate returns that are comparable to that of the securities in the Benchmark.

The benchmark reached an all-time high during the reporting period, despite growing concern that the U.S. Federal Reserve might begin curtailing its accommodative policies. This worry, combined with signs that the U.S. economy was strengthening, pushed interest rates higher. Those signs of economic strength were evident in the healing labor market, as well as the strengthening housing and auto sectors. The U.S. economy, as measured by Gross Domestic Product (“GDP”) grew at an annual pace of 1.1% between January and March 2013, and 2.5% (second estimate) between April and June, 2013. The Benchmark finished the reporting period with an 8.95% gain.

All ten sectors in the Benchmark posted a positive return for the six-month period. The consumer discretionary and health care sectors generated the strongest returns, while the telecommunication services and utilities sectors posted the weakest results for the reporting period.

HOW WAS THE FUND POSITIONED?

Regardless of the market outlook, the Fund was managed in conformity with a full index replication strategy and aimed to hold the same stocks in nearly the same proportions as those found in the Benchmark.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Apple, Inc.	3.1%
2.	Exxon Mobil Corp.	2.6
3.	Microsoft Corp.	1.7
4.	Johnson & Johnson	1.7
5.	General Electric Co.	1.6
6.	Chevron Corp.	1.6
7.	Google, Inc., Class A	1.5
8.	Procter & Gamble Co. (The)	1.5
9.	Berkshire Hathaway, Inc., Class B	1.4
10.	Wells Fargo & Co.	1.4

PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	17.9%
Financials	16.2
Health Care	12.8
Consumer Discretionary	12.1
Energy	10.5
Industrials	10.2
Consumer Staples	10.1
Materials	3.4
Utilities	3.2
Telecommunication Services	2.5
Exchange Traded Fund	0.1
Short-Term Investments	1.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund.
***	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Equity Index Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	8.89%	18.55%	18.23%	7.16%	5.71%

*	Not annualized.

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust, the S&P 500 Index and the Lipper S&P 500 Objective Funds Index from February 7, 2005 to August 31, 2013. The performance of the Lipper S&P 500 Objective Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper S&P 500 Objective Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. Stock Market. Index levels are based on total return U.S. dollars. The Lipper S&P 500 Objective Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	-1.50%
Barclays Intermediate U.S. Government/Credit Index	-1.75%

Net Assets as of 8/31/2013 (In Thousands)	$372,448
Duration as of 8/31/2013	3.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The six months ended August 31, 2013 presented a challenging environment for the fixed income market, as interest rates for U.S. Treasury securities rose sharply across the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time). Rates moved higher given signs of improving economic activity and indications from the Federal Reserve Board (the “Fed”) that it may start to taper its asset purchase program. The reporting period was also challenging for the Fund, as it posted a negative absolute return. However, the Fund outperformed the Barclays Intermediate U.S. Government/Credit Index (the “Benchmark”) for the reporting period.

The Fund’s outperformance versus the Benchmark was partially driven by its shorter duration relative to that of the Benchmark. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. Also benefiting the Fund’s relative performance was its allocation to mortgage-backed securities (“MBS”), which are not represented in the Benchmark. This was a positive for results as MBS outperformed the Benchmark, partially due to the improving U.S. real estate market and continued accommodative Fed policies.

Detracting from relative performance during the reporting period was the Fund’s yield curve positioning. Specifically, the Fund was underweight the short end of the curve, which outperformed, and overweight the 20-year portion of the curve as intermediate- and longer-term rates rose. The Fund’s modest out-of-Benchmark position in Treasury Inflation-Protected Securities (“TIPS”) was also detrimental to relative performance as the sector performed poorly during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries and the credit sector. The Fund was also slightly underweight the intermediate part (5-10 years) of the yield curve.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	34.8%
Collateralized Mortgage Obligations	22.5
Corporate Bonds	17.4
Mortgage Pass-Through Securities	11.2
Asset-Backed Securities	3.8
U.S. Government Agency Securities	2.8
Commercial Mortgage-Backed Securities	1.9
Others (each less than 1.0%)	0.8
Short-Term Investment	4.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2013. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2013

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	5 YEAR	SINCE INCEPTION
2/07/05	(1.50)%	(0.65)%	3.37%	5.81%	5.19%

*	Not annualized.

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/13)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Barclays Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 7, 2005 to August 31, 2013. The performance of the Lipper Short-Intermediate U.S. Government Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-

Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 5.0%
1,677	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.984%, 12/27/22 (e)	1,693
	Ally Auto Receivables Trust,
556	Series 2010-3, Class A4, 1.550%, 08/17/15	558
34	Series 2011-1, Class A3, 1.380%, 01/15/15	35
1,359	Series 2012-1, Class A3, 0.930%, 02/16/16	1,363
980	Series 2012-2, Class A3, 0.740%, 04/15/16	981
411	Series 2012-3, Class A2, 0.700%, 01/15/15	411
1,123	Series 2012-3, Class A3, 0.850%, 08/15/16	1,125
962	Series 2012-4, Class A2, 0.480%, 05/15/15	962
1,476	Series 2012-5, Class A2, 0.450%, 07/15/15	1,475
	American Credit Acceptance Receivables Trust,
372	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	375
888	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	887
1,692	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	1,689
1,198	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	1,198
	AmeriCredit Automobile Receivables Trust,
81	Series 2011-1, Class A3, 1.390%, 09/08/15	81
1,222	Series 2011-4, Class A3, 1.170%, 05/09/16	1,225
1,195	Series 2011-5, Class A3, 1.550%, 07/08/16	1,201
278	Series 2012-1, Class A2, 0.910%, 10/08/15	278
235	Series 2012-1, Class A3, 1.230%, 09/08/16	236
123	Series 2012-2, Class A3, 1.050%, 10/11/16	124
298	Series 2012-3, Class A2, 0.710%, 12/08/15	298
361	Series 2012-3, Class A3, 0.960%, 01/09/17	362
259	Series 2012-4, Class A2, 0.490%, 04/08/16	259
814	Series 2012-5, Class A2, 0.510%, 01/08/16	814
290	Series 2012-5, Class A3, 0.620%, 06/08/17	289
1,527	Series 2013-4, Class A2, 0.740%, 11/08/16	1,527
497	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	497
589	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	590
3,397	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	3,391
575	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.554%, 04/25/36	535
622	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	623
1,196	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,177

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

700	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	701
1,440	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	1,437
1,500	Capital Auto Receivables Asset Trust, Series 2013-3, Class A1B, VAR, 0.614%, 11/20/15	1,500
	CarMax Auto Owner Trust,
366	Series 2011-1, Class A3, 1.290%, 09/15/15	367
885	Series 2011-1, Class A4, 2.160%, 09/15/16	899
1,217	Series 2011-3, Class A3, 1.070%, 06/15/16	1,221
270	Series 2012-3, Class A2, 0.430%, 09/15/15	270
1,860	Carnow Auto Receivables Trust, Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	1,858
469	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	488
757	CFC LLC, Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	755
1,533	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,547
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	919
1,115	Citigroup Mortgage Loan Trust, Series 2011-5, Class 1A1, VAR, 0.374%, 02/25/46 (e)	1,042
401	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.564%, 12/25/33	377
	CNH Equipment Trust,
74	Series 2010-C, Class A3, 1.170%, 05/15/15	74
278	Series 2011-A, Class A3, 1.200%, 05/16/16	279
747	Series 2011-A, Class A4, 2.040%, 10/17/16	758
852	Series 2012-A, Class A3, 0.940%, 05/15/17	854
579	Series 2012-C, Class A2, 0.440%, 02/16/16	579
	Concord Funding Co. LLC,
2,800	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	2,800
1,650	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	1,606
1,742	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	1,710
832	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.784%, 10/25/34	711
	CPS Auto Receivables Trust,
955	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	982
491	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	499

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
2,801	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	2,832
	CPS Auto Trust,
1,619	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	1,626
255	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	255
	Credit Acceptance Auto Loan Trust,
1,300	Series 2011-1, Class A, 2.610%, 03/15/19 (e)	1,311
565	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	571
1,512	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	1,515
813	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	816
	Exeter Automobile Receivables Trust,
916	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	917
1,300	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	1,294
349	Fifth Third Auto Trust, Series 2013-1, Class A3, 0.880%, 10/16/17	349
115	First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A4, VAR, 0.284%, 12/25/36	113
702	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	706
1,641	Flagship Credit Auto Trust, Series 2013-1, Class A, 1.320%, 04/16/18 (e)	1,637
	Ford Credit Auto Owner Trust,
1,505	Series 2012-A, Class A3, 0.840%, 08/15/16	1,507
600	Series 2012-B, Class A3, 0.720%, 12/15/16	601
586	Series 2012-D, Class A2, 0.400%, 09/15/15	586
659	Series 2012-D, Class A3, 0.510%, 04/15/17	659
669	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.564%, 01/15/18	669
	Freedom Trust,
27	Series 2011-1, Class A13, VAR, 0.350%, 11/30/37 (e) (i)	27
950	Series 2011-2, Class A11, VAR, 3.459%, 08/01/46 (e)	977
326	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	315
	GE Equipment Midticket LLC,
800	Series 2012-1, Class A3, 0.600%, 05/23/16	799

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

360		Series 2012-1, Class A4, 0.780%, 09/22/20	358
459		GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.470%, 04/24/15	458
		HLSS Servicer Advance Receivables Backed Notes,
1,954		Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	1,955
1,560		Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	1,568
1,607		Series 2013-T1, Class A1, 0.898%, 01/15/44 (e)	1,606
1,197		Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	1,187
497		Series 2013-T1, Class B2, 1.744%, 01/16/46 (e)	493
1,162		Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	1,155
211		Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.384%, 03/25/36	153
		Honda Auto Receivables Owner Trust,
550		Series 2011-1, Class A4, 1.800%, 04/17/17	554
388		Series 2012-1, Class A4, 0.970%, 04/16/18	390
413		Series 2012-2, Class A3, 0.700%, 02/16/16	413
284		Series 2013-1, Class A2, 0.350%, 06/22/15	284
		HSBC Home Equity Loan Trust USA,
933		Series 2006-1, Class A1, VAR, 0.344%, 01/20/36	908
1,742		Series 2007-3, Class APT, VAR, 1.384%, 11/20/36	1,735
		Huntington Auto Trust,
641		Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	642
1,000		Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	1,010
692		Series 2012-1, Class A3, 0.810%, 09/15/16	693
—	(h)	Series 2012-2, Class A2, 0.380%, 09/15/15	—	(h)
		Hyundai Auto Receivables Trust,
78		Series 2010-B, Class A3, 0.970%, 04/15/15	78
710		Series 2010-B, Class A4, 1.630%, 03/15/17	718
111		Series 2011-A, Class A3, 1.160%, 04/15/15	111
520		Series 2011-A, Class A4, 1.780%, 12/15/15	525
339		Series 2011-B, Class A3, 1.040%, 09/15/15	340
824		Series 2011-B, Class A4, 1.650%, 02/15/17	833
1,000		Series 2013-A, Class A2, 0.400%, 12/15/15	1,000
		John Deere Owner Trust,
160		Series 2011-A, Class A3, 1.290%, 01/15/16	161
355		Series 2011-A, Class A4, 1.960%, 04/16/18	358

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
616		Series 2012-B, Class A2, 0.430%, 02/17/15	616
581		Series 2012-B, Class A4, 0.690%, 01/15/19	578
14,451		KGS-Alpha Capital Markets LP, Series 2013-2, VAR, 1.295%, 03/25/39	894
2,000		Kondaur Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.458%, 08/25/25 (e)	2,055
36		LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (i)	36
717		Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.534%, 07/25/34 (e)	708
		Long Beach Mortgage Loan Trust,
—	(h)	Series 2006-8, Class 2A2, VAR, 0.274%, 09/25/36	—
545		Series 2006-WL2, Class 2A3, VAR, 0.384%, 01/25/36	491
3,381		LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 06/15/18 (i)	3,381
2,420		Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	2,413
1,186		Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.434%, 03/25/32	1,185
250		Mercedes-Benz Auto Receivables Trust, Series 2012-1, Class A2, 0.370%, 03/16/15	250
1,136		Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	1,127
3,100		MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	3,116
		Nationstar Agency Advance Funding Trust,
1,078		Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	1,069
439		Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	422
216		Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	211
2,300		Nationstar Mortgage Advance Receivable Trust, Series 2013-T2A, Class A2, 1.679%, 06/20/46 (e)	2,297
929		NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.535%, 12/07/20	930
1,000		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.292%, 11/25/33	1,018
324		Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	328
793		Nissan Auto Lease Trust, Series 2012-B, Class A2A, 0.450%, 06/15/15	793
		Nissan Auto Receivables Owner Trust,
443		Series 2010-A, Class A4, 1.310%, 09/15/16	445

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

333	Series 2012-A, Class A4, 1.000%, 07/16/18	334
6,060	Normandy Mortgage Loan Trust, Series 2013-NPL3, Class A, 4.949%, 09/16/43 (e)	6,060
1,500	NYMT Residential LLC, Series 2012-RP1A, VAR, 4.250%, 12/25/17 (e) (i)	1,500
1,572	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.122%, 10/25/34	1,546
643	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	635
1,000	Progreso Receivables Funding I LLC, Series 2013-A, 4.000%, 07/09/18 (e)	997
2,953	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.484%, 03/25/36	2,756
40	Real Estate Asset Trust, Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (i)	40
298	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	160
1,717	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	1,717
	Resort Finance Timeshare Receivables Trust,
301	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	301
1,111	Series 2012-2, 5.750%, 09/05/18 (i)	1,111
1,290	RMAT, Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	1,296
	Santander Drive Auto Receivables Trust,
700	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	708
450	Series 2011-1, Class B, 2.350%, 11/16/15	453
186	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	186
215	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	216
333	Series 2012-1, Class A2, 1.250%, 04/15/15	333
411	Series 2012-1, Class A3, 1.490%, 10/15/15	412
192	Series 2012-2, Class A2, 0.910%, 05/15/15	192
427	Series 2012-2, Class A3, 1.220%, 12/15/15	428
269	Series 2012-3, Class A3, 1.080%, 04/15/16	270
360	Series 2012-6, Class A2, 0.470%, 09/15/15	360
333	Series 2012-6, Class A3, 0.620%, 07/15/16	333
526	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	535
313	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.846%, 01/25/36	196
	SNAAC Auto Receivables Trust,
238	Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	239

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
406	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	406
5,336	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	5,283
	Springleaf Funding Trust,
9,200	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	9,115
3,000	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	2,995
2,000	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	1,961
	Stanwich Mortgage Loan Co. LLC,
2,786	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	2,789
3,578	Series 2012-NPL5, Class A, 2.981%, 10/16/42 (e)	3,589
1,956	Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,954
3,580	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	3,589
3,500	Station Place Securitization Trust, Series 2013-1, VAR, 1.502%, 02/25/15	3,500
96	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.589%, 06/25/35	96
270	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	290
	Toyota Auto Receivables Owner Trust,
236	Series 2011-A, Class A3, 0.980%, 10/15/14	236
1,540	Series 2011-A, Class A4, 1.560%, 05/15/15	1,549
3,844	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.584%, 10/15/15 (e)	3,909
462	United Auto Credit Securitization Trust, Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	462
109	USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	109
1,100	Volkswagen Auto Lease Trust, Series 2012-A, Class A3, 0.870%, 07/20/15	1,103
2,127	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	2,133
	VOLT LLC,
1,757	Series 2012-RLF1, Class A, SUB, 3.475%, 12/25/17 (e)	1,757

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

226		Series 2012-RP3A, Class A1, SUB, 3.475%, 11/27/17 (e)	227
		Westgate Resorts LLC,
1,481		Series 2012-1, Class A, 4.500%, 09/20/25 (e)	1,507
1,632		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	1,638
807		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	806
1,548		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	1,543
		World Omni Auto Receivables Trust,
537		Series 2010-A, Class A4, 2.210%, 05/15/15	539
1,045		Series 2012-B, Class A2, 0.430%, 11/16/15	1,044

		Total Asset-Backed Securities (Cost $190,955)	192,066

Collateralized Mortgage Obligations — 26.0%
		Agency CMO — 17.0%
844		Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	900
245		Federal Home Loan Mortgage Corp. —Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	274
		Federal Home Loan Mortgage Corp. REMIC,
18		Series 11, Class D, 9.500%, 07/15/19	19
11		Series 22, Class C, 9.500%, 04/15/20	12
18		Series 23, Class F, 9.600%, 04/15/20	20
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
1		Series 47, Class F, 10.000%, 06/15/20	1
5		Series 99, Class Z, 9.500%, 01/15/21	5
—	(h)	Series 204, Class E, HB, IF, 1,851.840%, 05/15/23	—	(h)
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	—	(h)
7		Series 1065, Class J, 9.000%, 04/15/21	8
2		Series 1079, Class S, HB, IF, 33.374%, 05/15/21	3
6		Series 1084, Class F, VAR, 1.134%, 05/15/21	6
4		Series 1084, Class S, HB, IF, 44.397%, 05/15/21	8
13		Series 1116, Class I, 5.500%, 08/15/21	14
15		Series 1144, Class KB, 8.500%, 09/15/21	17
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,177.174%, 01/15/22	9
14		Series 1250, Class J, 7.000%, 05/15/22	16

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
22		Series 1343, Class LA, 8.000%, 08/15/22	27
28		Series 1343, Class LB, 7.500%, 08/15/22	34
47		Series 1370, Class JA, VAR, 1.334%, 09/15/22	47
51		Series 1455, Class WB, IF, 4.583%, 12/15/22	53
229		Series 1466, Class PZ, 7.500%, 02/15/23	259
4		Series 1470, Class F, VAR, 1.954%, 02/15/23	4
245		Series 1498, Class I, VAR, 1.334%, 04/15/23	244
354		Series 1502, Class PX, 7.000%, 04/15/23	394
46		Series 1505, Class Q, 7.000%, 05/15/23	51
102		Series 1518, Class G, IF, 8.859%, 05/15/23	121
33		Series 1541, Class M, HB, IF, 23.727%, 07/15/23	55
91		Series 1541, Class O, VAR, 1.940%, 07/15/23	95
10		Series 1570, Class F, VAR, 2.454%, 08/15/23	10
334		Series 1573, Class PZ, 7.000%, 09/15/23	376
216		Series 1591, Class PV, 6.250%, 10/15/23	238
—	(h)	Series 1595, Class D, 7.000%, 10/15/13	—	(h)
1		Series 1596, Class D, 6.500%, 10/15/13	1
27		Series 1602, Class SA, HB, IF, 22.152%, 10/15/23	47
—	(h)	Series 1607, Class SA, HB, IF, 21.260%, 10/15/13	—	(h)
892		Series 1608, Class L, 6.500%, 09/15/23	982
127		Series 1609, Class LG, IF, 16.935%, 11/15/23	139
501		Series 1638, Class H, 6.500%, 12/15/23	558
423		Series 1642, Class PJ, 6.000%, 11/15/23	478
14		Series 1671, Class QC, IF, 10.000%, 02/15/24	19
18		Series 1686, Class SH, IF, 18.823%, 02/15/24	27
145		Series 1695, Class EB, 7.000%, 03/15/24	165
29		Series 1699, Class FC, VAR, 0.784%, 03/15/24	29
156		Series 1700, Class GA, PO, 02/15/24	148
415		Series 1706, Class K, 7.000%, 03/15/24	470
14		Series 1709, Class FA, VAR, 1.690%, 03/15/24	14
38		Series 1745, Class D, 7.500%, 08/15/24	43
852		Series 1760, Class ZD, VAR, 2.040%, 02/15/24	922

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
321		Series 1798, Class F, 5.000%, 05/15/23	346
6		Series 1807, Class G, 9.000%, 10/15/20	7
87		Series 1829, Class ZB, 6.500%, 03/15/26	96
—	(h)	Series 1844, Class E, 6.500%, 10/15/13	—	(h)
84		Series 1863, Class Z, 6.500%, 07/15/26	93
39		Series 1865, Class D, PO, 02/15/24	32
63		Series 1890, Class H, 7.500%, 09/15/26	73
180		Series 1899, Class ZE, 8.000%, 09/15/26	208
10		Series 1935, Class FL, VAR, 0.884%, 02/15/27	11
140		Series 1963, Class Z, 7.500%, 01/15/27	162
21		Series 1970, Class PG, 7.250%, 07/15/27	24
199		Series 1981, Class Z, 6.000%, 05/15/27	225
91		Series 1987, Class PE, 7.500%, 09/15/27	101
230		Series 2019, Class Z, 6.500%, 12/15/27	261
69		Series 2033, Class SN, HB, IF, 27.146%, 03/15/24	46
184		Series 2038, Class PN, IO, 7.000%, 03/15/28	26
376		Series 2040, Class PE, 7.500%, 03/15/28	433
63		Series 2043, Class CJ, 6.500%, 04/15/28	73
304		Series 2054, Class PV, 7.500%, 05/15/28	351
542		Series 2075, Class PH, 6.500%, 08/15/28	611
610		Series 2075, Class PM, 6.250%, 08/15/28	618
177		Series 2086, Class GB, 6.000%, 09/15/28	192
249		Series 2089, Class PJ, IO, 7.000%, 10/15/28	36
749		Series 2095, Class PE, 6.000%, 11/15/28	836
14		Series 2102, Class TC, 6.000%, 12/15/13	15
10		Series 2102, Class TU, 6.000%, 12/15/13	10
44		Series 2115, Class PE, 6.000%, 01/15/14	45
251		Series 2125, Class JZ, 6.000%, 02/15/29	277
56		Series 2132, Class SB, HB, IF, 29.739%, 03/15/29	105
35		Series 2134, Class PI, IO, 6.500%, 03/15/19	4
1		Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
319		Series 2136, Class PG, 6.000%, 03/15/29	355
93		Series 2141, Class IO, IO, 7.000%, 04/15/29	13
80		Series 2163, Class PC, IO, 7.500%, 06/15/29	13
931		Series 2169, Class TB, 7.000%, 06/15/29	1,070
410		Series 2172, Class QC, 7.000%, 07/15/29	464
394		Series 2176, Class OJ, 7.000%, 08/15/29	449

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
223	Series 2201, Class C, 8.000%, 11/15/29	262
195	Series 2209, Class TC, 8.000%, 01/15/30	235
329	Series 2210, Class Z, 8.000%, 01/15/30	383
87	Series 2224, Class CB, 8.000%, 03/15/30	102
202	Series 2230, Class Z, 8.000%, 04/15/30	238
156	Series 2234, Class PZ, 7.500%, 05/15/30	180
132	Series 2247, Class Z, 7.500%, 08/15/30	153
201	Series 2256, Class MC, 7.250%, 09/15/30	231
359	Series 2259, Class ZM, 7.000%, 10/15/30	413
10	Series 2261, Class ZY, 7.500%, 10/15/30	11
45	Series 2262, Class Z, 7.500%, 10/15/30	52
412	Series 2271, Class PC, 7.250%, 12/15/30	474
585	Series 2283, Class K, 6.500%, 12/15/23	648
186	Series 2296, Class PD, 7.000%, 03/15/31	214
62	Series 2306, Class K, PO, 05/15/24	57
145	Series 2306, Class SE, IF, IO, 8.060%, 05/15/24	27
262	Series 2313, Class LA, 6.500%, 05/15/31	296
343	Series 2325, Class PM, 7.000%, 06/15/31	367
433	Series 2344, Class QG, 6.000%, 08/15/16	460
2,085	Series 2344, Class ZD, 6.500%, 08/15/31	2,244
190	Series 2344, Class ZJ, 6.500%, 08/15/31	212
175	Series 2345, Class NE, 6.500%, 08/15/31	198
132	Series 2345, Class PQ, 6.500%, 08/15/16	139
224	Series 2351, Class PZ, 6.500%, 08/15/31	252
1,789	Series 2353, Class AZ, 6.000%, 09/15/31	1,974
173	Series 2353, Class TD, 6.000%, 09/15/16	182
154	Series 2355, Class BP, 6.000%, 09/15/16	162
99	Series 2359, Class PM, 6.000%, 09/15/16	105
718	Series 2359, Class ZB, 8.500%, 06/15/31	859
256	Series 2360, Class PG, 6.000%, 09/15/16	272
60	Series 2363, Class PF, 6.000%, 09/15/16	63
113	Series 2366, Class MD, 6.000%, 10/15/16	119
326	Series 2367, Class ME, 6.500%, 10/15/31	346
403	Series 2391, Class QR, 5.500%, 12/15/16	424
166	Series 2394, Class MC, 6.000%, 12/15/16	176
675	Series 2396, Class FM, VAR, 0.634%, 12/15/31	679
384	Series 2399, Class OH, 6.500%, 01/15/32	414
677	Series 2399, Class TH, 6.500%, 01/15/32	729
602	Series 2410, Class NG, 6.500%, 02/15/32	652
226	Series 2410, Class OE, 6.375%, 02/15/32	244
424	Series 2410, Class QS, IF, 19.021%, 02/15/32	623
213	Series 2410, Class QX, IF, IO, 8.466%, 02/15/32	52

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
444	Series 2412, Class SP, IF, 15.732%, 02/15/32	592
748	Series 2420, Class XK, 6.500%, 02/15/32	803
547	Series 2423, Class MC, 7.000%, 03/15/32	630
505	Series 2423, Class MT, 7.000%, 03/15/32	578
173	Series 2425, Class OB, 6.000%, 03/15/17	184
1,111	Series 2430, Class WF, 6.500%, 03/15/32	1,254
592	Series 2434, Class TC, 7.000%, 04/15/32	662
565	Series 2435, Class CJ, 6.500%, 04/15/32	617
489	Series 2436, Class MC, 7.000%, 04/15/32	552
403	Series 2444, Class ES, IF, IO, 7.766%, 03/15/32	84
276	Series 2450, Class GZ, 7.000%, 05/15/32	316
322	Series 2450, Class SW, IF, IO, 7.816%, 03/15/32	67
1,431	Series 2455, Class GK, 6.500%, 05/15/32	1,614
100	Series 2458, Class QE, 5.500%, 06/15/17	105
496	Series 2462, Class JG, 6.500%, 06/15/32	560
1,109	Series 2464, Class SI, IF, IO, 7.816%, 02/15/32	226
71	Series 2466, Class PG, 6.500%, 04/15/32	72
942	Series 2466, Class PH, 6.500%, 06/15/32	1,024
499	Series 2474, Class NR, 6.500%, 07/15/32	563
667	Series 2484, Class LZ, 6.500%, 07/15/32	745
935	Series 2500, Class MC, 6.000%, 09/15/32	1,032
66	Series 2503, Class BH, 5.500%, 09/15/17	71
298	Series 2508, Class AQ, 5.500%, 10/15/17	320
663	Series 2512, Class PG, 5.500%, 10/15/22	730
363	Series 2535, Class BK, 5.500%, 12/15/22	400
615	Series 2537, Class TE, 5.500%, 12/15/17	659
1,237	Series 2543, Class YX, 6.000%, 12/15/32	1,379
1,303	Series 2544, Class HC, 6.000%, 12/15/32	1,454
1,441	Series 2552, Class ME, 6.000%, 01/15/33	1,608
1,394	Series 2567, Class QD, 6.000%, 02/15/33	1,519
912	Series 2568, Class KG, 5.500%, 02/15/23	995
140	Series 2571, Class SK, HB, IF, 33.706%, 09/15/23	268
3,166	Series 2575, Class ME, 6.000%, 02/15/33	3,531
405	Series 2586, Class WI, IO, 6.500%, 03/15/33	82
1,276	Series 2587, Class WX, 5.000%, 03/15/18	1,365
925	Series 2596, Class QG, 6.000%, 03/15/33	1,023
4	Series 2597, Class DS, IF, IO, 7.366%, 02/15/33	—	(h)
411	Series 2611, Class UH, 4.500%, 05/15/18	431
747	Series 2617, Class GR, 4.500%, 05/15/18	789

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
643		Series 2626, Class NS, IF, IO, 6.366%, 06/15/23	54
860		Series 2631, Class LC, 4.500%, 06/15/18	914
419		Series 2636, Class Z, 4.500%, 06/15/18	444
529		Series 2637, Class SA, IF, IO, 5.916%, 06/15/18	44
29		Series 2638, Class DS, IF, 8.416%, 07/15/23	33
84		Series 2640, Class UG, IO, 5.000%, 01/15/32	1
720		Series 2645, Class BI, IO, 4.500%, 02/15/18	13
418		Series 2650, Class PO, PO, 12/15/32	410
1,541		Series 2650, Class SO, PO, 12/15/32	1,513
615		Series 2651, Class VZ, 4.500%, 07/15/18	653
666		Series 2672, Class ME, 5.000%, 11/15/22	682
2,693		Series 2675, Class CK, 4.000%, 09/15/18	2,843
5,135		Series 2684, Class PO, PO, 01/15/33	5,015
482		Series 2691, Class ME, 4.500%, 04/15/32	492
164		Series 2692, Class SC, IF, 12.919%, 07/15/33	192
842		Series 2695, Class DG, 4.000%, 10/15/18	886
51		Series 2696, Class CO, PO, 10/15/18	50
—	(h)	Series 2702, Class PC, 5.000%, 01/15/23	—	(h)
2,000		Series 2710, Class HB, 5.500%, 11/15/23	2,201
708		Series 2715, Class OG, 5.000%, 01/15/23	732
1,307		Series 2716, Class UN, 4.500%, 12/15/23	1,398
687		Series 2720, Class PC, 5.000%, 12/15/23	729
745		Series 2744, Class PE, 5.500%, 02/15/34	799
1,112		Series 2744, Class TU, 5.500%, 05/15/32	1,180
185		Series 2755, Class SA, IF, 13.832%, 05/15/30	194
216		Series 2764, Class TE, 5.000%, 10/15/32	221
352		Series 2777, Class OM, PO, 12/15/32	351
52		Series 2780, Class JG, 4.500%, 04/15/19	53
1,284		Series 2783, Class AT, 4.000%, 04/15/19	1,370
3,665		Series 2809, Class UC, 4.000%, 06/15/19	3,892
257		Series 2827, Class XO, PO, 01/15/23	256
103		Series 2835, Class QO, PO, 12/15/32	94
207		Series 2840, Class JO, PO, 06/15/23	204
78		Series 2850, Class SN, IF, IO, 6.966%, 09/15/18	1
471		Series 2922, Class JN, 4.500%, 02/15/20	498
907		Series 2934, Class EC, PO, 02/15/20	882
28		Series 2934, Class EN, PO, 02/15/18	28
756		Series 2934, Class HI, IO, 5.000%, 02/15/20	69

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
720	Series 2934, Class KI, IO, 5.000%, 02/15/20	71
661	Series 2958, Class QD, 4.500%, 04/15/20	702
1,500	Series 2962, Class BE, 4.500%, 04/15/20	1,615
3,304	Series 2965, Class GD, 4.500%, 04/15/20	3,514
302	Series 2971, Class GC, 5.000%, 07/15/18	306
97	Series 2989, Class PO, PO, 06/15/23	96
4,207	Series 2990, Class U2, 5.750%, 06/15/35	4,655
1,828	Series 3004, Class EK, 5.500%, 07/15/35	1,885
56	Series 3007, Class AI, IO, 5.500%, 07/15/24	2
82	Series 3014, Class OD, PO, 08/15/35	65
632	Series 3047, Class OB, 5.500%, 12/15/33	646
944	Series 3047, Class OD, 5.500%, 10/15/35	1,069
671	Series 3049, Class XF, VAR, 0.534%, 05/15/33	673
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,516
189	Series 3068, Class AO, PO, 01/15/35	188
485	Series 3068, Class QB, 4.500%, 06/15/20	507
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,360
721	Series 3085, Class WF, VAR, 0.984%, 08/15/35	731
6	Series 3100, Class MA, VAR, 0.277%, 12/15/35	6
1,255	Series 3102, Class FB, VAR, 0.484%, 01/15/36	1,259
286	Series 3102, Class HS, HB, IF, 23.892%, 01/15/36	435
1,281	Series 3117, Class EO, PO, 02/15/36	1,191
738	Series 3117, Class OK, PO, 02/15/36	673
17	Series 3122, Class ZB, 6.000%, 03/15/36	16
2,723	Series 3131, Class BK, 5.500%, 03/15/26	2,996
245	Series 3134, Class PO, PO, 03/15/36	225
1,168	Series 3138, Class PO, PO, 04/15/36	1,085
33	Series 3149, Class SO, PO, 05/15/36	24
1,132	Series 3151, Class UC, 5.500%, 08/15/35	1,200
802	Series 3152, Class MO, PO, 03/15/36	738
232	Series 3171, Class MO, PO, 06/15/36	220
1,053	Series 3179, Class OA, PO, 07/15/36	970
337	Series 3194, Class SA, IF, IO, 6.916%, 07/15/36	46
842	Series 3211, Class SO, PO, 09/15/36	775
431	Series 3218, Class AO, PO, 09/15/36	401
1,100	Series 3219, Class DI, IO, 6.000%, 04/15/36	187
1,500	Series 3229, Class HE, 5.000%, 10/15/26	1,637

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
978	Series 3232, Class ST, IF, IO, 6.516%, 10/15/36	159
410	Series 3233, Class OP, PO, 05/15/36	365
566	Series 3242, Class NE, 5.750%, 02/15/34	577
559	Series 3256, Class PO, PO, 12/15/36	516
1,078	Series 3260, Class CS, IF, IO, 5.956%, 01/15/37	148
583	Series 3261, Class OA, PO, 01/15/37	538
428	Series 3274, Class JO, PO, 02/15/37	390
296	Series 3275, Class FL, VAR, 0.624%, 02/15/37	298
1,603	Series 3290, Class SB, IF, IO, 6.266%, 03/15/37	201
2,907	Series 3315, Class HZ, 6.000%, 05/15/37	3,231
256	Series 3316, Class GD, 5.500%, 06/15/35	258
122	Series 3318, Class AO, PO, 05/15/37	111
228	Series 3326, Class JO, PO, 06/15/37	210
742	Series 3331, Class PO, PO, 06/15/37	683
802	Series 3385, Class SN, IF, IO, 5.816%, 11/15/37	116
1,078	Series 3387, Class SA, IF, IO, 6.236%, 11/15/37	158
1,609	Series 3404, Class SC, IF, IO, 5.816%, 01/15/38	222
5,488	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	56
1,106	Series 3424, Class PI, IF, IO, 6.616%, 04/15/38	147
1,745	Series 3481, Class SJ, IF, IO, 5.666%, 08/15/38	180
1,523	Series 3505, Class SA, IF, IO, 5.816%, 01/15/39	214
1,737	Series 3511, Class SA, IF, IO, 5.816%, 02/15/39	245
632	Series 3549, Class FA, VAR, 1.384%, 07/15/39	644
598	Series 3607, Class BO, PO, 04/15/36	543
1,289	Series 3607, Class OP, PO, 07/15/37	1,191
785	Series 3607, Class PO, PO, 05/15/37	716
258	Series 3611, Class PO, PO, 07/15/34	237
693	Series 3621, Class BO, PO, 01/15/40	639
761	Series 3720, Class A, 4.500%, 09/15/25	816
2,367	Series 3739, Class LI, IO, 4.000%, 03/15/34	155
6,385	Series 3747, Class HI, IO, 4.500%, 07/15/37	604
1,000	Series 3747, Class PY, 4.000%, 10/15/40	990

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,942	Series 3759, Class HI, IO, 4.000%, 08/15/37	329
2,846	Series 3760, Class GI, IO, 4.000%, 10/15/37	306
228	Series 3798, Class BF, VAR, 0.484%, 06/15/24	229
1,181	Series 3804, Class FN, VAR, 0.634%, 03/15/39	1,182
5,228	Series 3819, Class ZQ, 6.000%, 04/15/36	5,692
857	Series 3852, Class QN, IF, 5.500%, 05/15/41	877
2,390	Series 3852, Class TP, IF, 5.500%, 05/15/41	2,508
3,000	Series 3920, Class LP, 5.000%, 01/15/34	3,261
1,687	Series 3925, Class FL, VAR, 0.634%, 01/15/41	1,705
1,398	Series 3957, Class B, 4.000%, 11/15/41	1,448
1,686	Series 3966, Class NA, 4.000%, 12/15/41	1,711
1,323	Series 3997, Class PF, VAR, 0.634%, 11/15/39	1,327
3,942	Series 4048, Class FJ, VAR, 0.595%, 07/15/37	3,949
8,345	Series 4219, Class JA, 3.500%, 08/15/39	8,602
	Federal Home Loan Mortgage Corp. STRIPS,
2	Series 134, Class B, IO, 9.000%, 04/01/22	1
1,949	Series 233, Class 11, IO, 5.000%, 09/15/35	344
2,784	Series 233, Class 13, IO, 5.000%, 09/15/35	492
543	Series 243, Class 16, IO, 4.500%, 11/15/20	45
1,220	Series 243, Class 17, IO, 4.500%, 12/15/20	104
9,106	Series 262, Class 35, 3.500%, 07/15/42	9,157
1,897	Series 264, Class F1, VAR, 0.734%, 07/15/42	1,880
2,373	Series 267, Class F5, VAR, 0.684%, 08/15/42	2,355
2,901	Series 281, Class F1, VAR, 0.684%, 10/15/42	2,924
9,764	Series 299, Class 300, 3.000%, 01/15/43	9,641
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
600	Series T-41, Class 3A, VAR, 6.706%, 07/25/32	694
354	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	419
2,091	Series T-54, Class 2A, 6.500%, 02/25/43	2,495
617	Series T-54, Class 3A, 7.000%, 02/25/43	730
263	Series T-58, Class APO, PO, 09/25/43	211
575	Series T-59, Class 1AP, PO, 10/25/43	458

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2,171		Series T-76, Class 2A, VAR, 3.851%, 10/25/37	2,166
		Federal National Mortgage Association — ACES,
3,300		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,581
1,416		Series 2011-M2, Class A2, 3.645%, 04/25/21	1,472
8,500		Series 2011-M2, Class A3, 3.764%, 07/25/21	8,863
4,100		Series 2012-M9, Class A2, 2.482%, 04/25/22	3,827
1,158		Series 2012-M11, Class FA, VAR, 0.716%, 08/25/19	1,154
1,878		Series 2013-M7, Class A2, 2.280%, 12/25/22	1,697
8,000		Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	7,303
		Federal National Mortgage Association Grantor Trust,
1,008		Series 2002-T19, Class A2, 7.000%, 07/25/42	1,183
790		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	894
		Federal National Mortgage Association REMIC Trust,
1,028		Series 2003-W1, Class 1A1, VAR, 6.020%, 12/25/42	1,183
392		Series 2003-W1, Class 2A, VAR, 6.801%, 12/25/42	466
160		Series 2003-W4, Class 2A, VAR, 6.423%, 10/25/42	170
101		Series 2007-W7, Class 1A4, HB, IF, 38.076%, 07/25/37	171
2,672		Series 2009-W1, Class A, 6.000%, 12/25/49	3,059
		Federal National Mortgage Association REMIC,
6		Series 1988-7, Class Z, 9.250%, 04/25/18	7
14		Series 1989-70, Class G, 8.000%, 10/25/19	15
5		Series 1989-78, Class H, 9.400%, 11/25/19	6
10		Series 1989-83, Class H, 8.500%, 11/25/19	11
8		Series 1989-89, Class H, 9.000%, 11/25/19	10
9		Series 1990-1, Class D, 8.800%, 01/25/20	11
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
3		Series 1990-63, Class H, 9.500%, 06/25/20	4
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
18		Series 1990-102, Class J, 6.500%, 08/25/20	20
24		Series 1990-120, Class H, 9.000%, 10/25/20	27
3		Series 1990-134, Class SC, HB, IF, 21.324%, 11/25/20	4
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	2
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
10		Series 1991-24, Class Z, 5.000%, 03/25/21	11
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
49		Series 1992-136, Class PK, 6.000%, 08/25/22	53
39		Series 1992-143, Class MA, 5.500%, 09/25/22	42
112		Series 1992-163, Class M, 7.750%, 09/25/22	127
186		Series 1992-188, Class PZ, 7.500%, 10/25/22	209
74		Series 1993-21, Class KA, 7.700%, 03/25/23	85
126		Series 1993-25, Class J, 7.500%, 03/25/23	143
29		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	39
43		Series 1993-62, Class SA, IF, 18.307%, 04/25/23	64
22		Series 1993-165, Class SD, IF, 12.833%, 09/25/23	29
49		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	63
33		Series 1993-179, Class SB, HB, IF, 25.576%, 10/25/23	55
22		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	26
65		Series 1993-199, Class FA, VAR, 0.734%, 10/25/23	65
63		Series 1993-205, Class H, PO, 09/25/23	59
5		Series 1993-220, Class SG, IF, 15.632%, 11/25/13	5
98		Series 1993-225, Class UB, 6.500%, 12/25/23	114
33		Series 1993-230, Class FA, VAR, 0.784%, 12/25/23	33
92		Series 1993-247, Class FE, VAR, 1.184%, 12/25/23	94

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
43	Series 1993-247, Class SU, IF, 11.996%, 12/25/23	56
100	Series 1993-250, Class Z, 7.000%, 12/25/23	104
362	Series 1994-37, Class L, 6.500%, 03/25/24	401
1,746	Series 1994-40, Class Z, 6.500%, 03/25/24	1,928
79	Series 1995-2, Class Z, 8.500%, 01/25/25	93
269	Series 1995-19, Class Z, 6.500%, 11/25/23	307
376	Series 1996-14, Class SE, IF, IO, 8.180%, 08/25/23	69
12	Series 1996-27, Class FC, VAR, 0.684%, 03/25/17	12
33	Series 1996-59, Class J, 6.500%, 08/25/22	36
391	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	17
27	Series 1997-27, Class J, 7.500%, 04/18/27	30
57	Series 1997-29, Class J, 7.500%, 04/20/27	66
348	Series 1997-39, Class PD, 7.500%, 05/20/27	408
4	Series 1997-42, Class EN, 7.250%, 07/18/27	4
37	Series 1997-42, Class ZC, 6.500%, 07/18/27	41
679	Series 1997-61, Class ZC, 7.000%, 02/25/23	762
113	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	16
13	Series 1998-4, Class C, PO, 04/25/23	12
241	Series 1998-36, Class ZB, 6.000%, 07/18/28	264
129	Series 1998-43, Class SA, IF, IO, 17.727%, 04/25/23	48
225	Series 1998-66, Class SB, IF, IO, 7.966%, 12/25/28	41
128	Series 1999-17, Class C, 6.350%, 04/25/29	144
722	Series 1999-18, Class Z, 5.500%, 04/18/29	799
168	Series 1999-38, Class SK, IF, IO, 7.866%, 08/25/23	20
61	Series 1999-52, Class NS, HB, IF, 22.865%, 10/25/23	99
173	Series 1999-62, Class PB, 7.500%, 12/18/29	199
557	Series 2000-2, Class ZE, 7.500%, 02/25/30	642
301	Series 2000-20, Class SA, IF, IO, 8.916%, 07/25/30	74
40	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	7
191	Series 2001-4, Class PC, 7.000%, 03/25/21	213

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2	Series 2001-5, Class OW, 6.000%, 03/25/16	2
126	Series 2001-7, Class PF, 7.000%, 03/25/31	145
68	Series 2001-7, Class PR, 6.000%, 03/25/16	69
50	Series 2001-10, Class PR, 6.000%, 04/25/16	51
372	Series 2001-30, Class PM, 7.000%, 07/25/31	425
419	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	94
370	Series 2001-36, Class DE, 7.000%, 08/25/31	425
832	Series 2001-44, Class MY, 7.000%, 09/25/31	955
145	Series 2001-44, Class PD, 7.000%, 09/25/31	164
139	Series 2001-44, Class PU, 7.000%, 09/25/31	160
1,455	Series 2001-48, Class Z, 6.500%, 09/25/21	1,627
118	Series 2001-49, Class Z, 6.500%, 09/25/31	131
104	Series 2001-52, Class KB, 6.500%, 10/25/31	118
135	Series 2001-52, Class XN, 6.500%, 11/25/15	141
1,243	Series 2001-61, Class Z, 7.000%, 11/25/31	1,408
106	Series 2001-71, Class MB, 6.000%, 12/25/16	112
232	Series 2001-71, Class QE, 6.000%, 12/25/16	245
59	Series 2001-72, Class SX, IF, 17.037%, 12/25/31	84
371	Series 2001-74, Class MB, 6.000%, 12/25/16	393
113	Series 2002-1, Class HC, 6.500%, 02/25/22	125
131	Series 2002-1, Class SA, HB, IF, 24.589%, 02/25/32	234
92	Series 2002-1, Class UD, HB, IF, 23.856%, 12/25/23	148
304	Series 2002-2, Class UC, 6.000%, 02/25/17	323
759	Series 2002-3, Class OG, 6.000%, 02/25/17	801
168	Series 2002-7, Class OG, 6.000%, 03/25/17	177
501	Series 2002-7, Class TG, 6.000%, 03/25/17	528
175	Series 2002-10, Class SB, IF, 18.758%, 03/25/17	217
1,261	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	48
20	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	24

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
117	Series 2002-18, Class PC, 5.500%, 04/25/17	118
180	Series 2002-19, Class PE, 6.000%, 04/25/17	190
40	Series 2002-21, Class LO, PO, 04/25/32	38
388	Series 2002-21, Class PE, 6.500%, 04/25/32	423
400	Series 2002-24, Class AJ, 6.000%, 04/25/17	429
122	Series 2002-25, Class SG, IF, 18.878%, 05/25/17	154
995	Series 2002-28, Class PK, 6.500%, 05/25/32	1,122
237	Series 2002-37, Class Z, 6.500%, 06/25/32	265
294	Series 2002-42, Class C, 6.000%, 07/25/17	315
1,310	Series 2002-48, Class GH, 6.500%, 08/25/32	1,478
621	Series 2002-62, Class ZE, 5.500%, 11/25/17	663
174	Series 2002-63, Class KC, 5.000%, 10/25/17	185
241	Series 2002-77, Class S, IF, 14.146%, 12/25/32	306
737	Series 2002-83, Class CS, 6.881%, 08/25/23	830
1,295	Series 2002-94, Class BK, 5.500%, 01/25/18	1,374
620	Series 2003-3, Class HJ, 5.000%, 02/25/18	662
2,524	Series 2003-22, Class UD, 4.000%, 04/25/33	2,622
1,433	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	221
973	Series 2003-34, Class AX, 6.000%, 05/25/33	1,082
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,719
58	Series 2003-35, Class UC, 3.750%, 05/25/33	61
169	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	33
1,319	Series 2003-39, Class LW, 5.500%, 05/25/23	1,454
1,372	Series 2003-41, Class PE, 5.500%, 05/25/23	1,499
346	Series 2003-42, Class GB, 4.000%, 05/25/33	366
85	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	2

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
643	Series 2003-47, Class PE, 5.750%, 06/25/33	697
263	Series 2003-52, Class SX, HB, IF, 22.398%, 10/25/31	457
24	Series 2003-56, Class AZ, 5.500%, 08/25/31	24
184	Series 2003-64, Class SX, IF, 13.282%, 07/25/33	214
621	Series 2003-71, Class DS, IF, 7.217%, 08/25/33	621
514	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	30
1,463	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	243
112	Series 2003-74, Class SH, IF, 9.839%, 08/25/33	111
494	Series 2003-76, Class GQ, 4.500%, 08/25/18	527
1,243	Series 2003-80, Class SY, IF, IO, 7.466%, 06/25/23	124
891	Series 2003-81, Class LC, 4.500%, 09/25/18	952
1,939	Series 2003-83, Class PG, 5.000%, 06/25/23	2,073
340	Series 2003-91, Class SD, IF, 12.193%, 09/25/33	398
1,937	Series 2003-116, Class SB, IF, IO, 7.416%, 11/25/33	392
630	Series 2003-122, Class TE, 5.000%, 12/25/22	645
14	Series 2003-128, Class KE, 4.500%, 01/25/14	14
540	Series 2003-128, Class NG, 4.000%, 01/25/19	573
150	Series 2003-130, Class SX, IF, 11.244%, 01/25/34	181
181	Series 2003-132, Class OA, PO, 08/25/33	172
1,784	Series 2004-4, Class QI, IF, IO, 6.916%, 06/25/33	307
169	Series 2004-4, Class QM, IF, 13.832%, 06/25/33	207
870	Series 2004-10, Class SC, HB, IF, 27.864%, 02/25/34	1,207
896	Series 2004-25, Class PC, 5.500%, 01/25/34	966
1,390	Series 2004-25, Class SA, IF, 19.019%, 04/25/34	2,003
2,968	Series 2004-27, Class HB, 4.000%, 05/25/19	3,159

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
613	Series 2004-36, Class PC, 5.500%, 02/25/34	661
1,661	Series 2004-36, Class SA, IF, 19.019%, 05/25/34	2,417
594	Series 2004-36, Class SN, IF, 13.832%, 07/25/33	709
2,211	Series 2004-37, Class AG, 4.500%, 11/25/32	2,284
699	Series 2004-46, Class QB, HB, IF, 23.264%, 05/25/34	1,066
2,206	Series 2004-46, Class SK, IF, 15.994%, 05/25/34	2,926
378	Series 2004-51, Class SY, IF, 13.872%, 07/25/34	474
414	Series 2004-53, Class NC, 5.500%, 07/25/24	454
546	Series 2004-59, Class BG, PO, 12/25/32	523
1,084	Series 2004-61, Class FH, VAR, 0.984%, 11/25/32	1,099
143	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	164
386	Series 2004-76, Class CL, 4.000%, 10/25/19	405
672	Series 2004-79, Class SP, IF, 19.294%, 11/25/34	957
168	Series 2004-81, Class AC, 4.000%, 11/25/19	178
13	Series 2004-92, Class JO, PO, 12/25/34	13
199	Series 2005-52, Class PA, 6.500%, 06/25/35	214
1,950	Series 2005-56, Class S, IF, IO, 6.526%, 07/25/35	369
410	Series 2005-66, Class SG, IF, 16.915%, 07/25/35	561
862	Series 2005-68, Class BC, 5.250%, 06/25/35	938
1,907	Series 2005-68, Class PG, 5.500%, 08/25/35	2,111
1,166	Series 2005-68, Class UC, 5.000%, 06/25/35	1,259
855	Series 2005-74, Class CS, IF, 19.514%, 05/25/35	1,235
7,626	Series 2005-84, Class XM, 5.750%, 10/25/35	8,440
451	Series 2005-97, Class HC, 5.000%, 02/25/32	452
3,376	Series 2005-109, Class PC, 6.000%, 12/25/35	3,763
13,335	Series 2005-110, Class GK, 5.500%, 08/25/34	14,073

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	4,872
2,997	Series 2005-110, Class MN, 5.500%, 06/25/35	3,256
854	Series 2005-116, Class PB, 6.000%, 04/25/34	905
52	Series 2005-118, Class PN, 6.000%, 01/25/32	52
262	Series 2006-15, Class OT, PO, 01/25/36	256
670	Series 2006-16, Class OA, PO, 03/25/36	618
832	Series 2006-22, Class AO, PO, 04/25/36	766
287	Series 2006-23, Class KO, PO, 04/25/36	268
2,873	Series 2006-39, Class WC, 5.500%, 01/25/36	3,114
153	Series 2006-42, Class CF, VAR, 0.634%, 06/25/36	155
1,533	Series 2006-44, Class GO, PO, 06/25/36	1,412
3,334	Series 2006-44, Class P, PO, 12/25/33	3,067
1,982	Series 2006-46, Class UC, 5.500%, 12/25/35	2,169
2,233	Series 2006-53, Class US, IF, IO, 6.396%, 06/25/36	382
1,953	Series 2006-56, Class FC, VAR, 0.474%, 07/25/36	1,955
1,997	Series 2006-56, Class PF, VAR, 0.534%, 07/25/36	2,009
1,118	Series 2006-56, Class PO, PO, 07/25/36	1,064
1,638	Series 2006-58, Class AP, PO, 07/25/36	1,538
168	Series 2006-58, Class FL, VAR, 0.644%, 07/25/36	170
675	Series 2006-58, Class PO, PO, 07/25/36	621
1,083	Series 2006-59, Class QO, PO, 01/25/33	1,065
3,183	Series 2006-60, Class DZ, 6.500%, 07/25/36	3,687
1,047	Series 2006-65, Class QO, PO, 07/25/36	963
268	Series 2006-72, Class TO, PO, 08/25/36	252
4,039	Series 2006-77, Class PC, 6.500%, 08/25/36	4,533
848	Series 2006-79, Class DO, PO, 08/25/36	784
663	Series 2006-90, Class AO, PO, 09/25/36	609
282	Series 2006-109, Class PO, PO, 11/25/36	263
2,231	Series 2006-110, Class PO, PO, 11/25/36	2,054
185	Series 2006-111, Class EO, PO, 11/25/36	172
1,061	Series 2006-118, Class A2, VAR, 0.258%, 12/25/36	991
295	Series 2006-119, Class PO, PO, 12/25/36	271
5,445	Series 2006-124, Class HB, VAR, 5.976%, 11/25/36	5,682

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,133
1,178	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	156
1,404	Series 2007-7, Class SG, IF, IO, 6.316%, 08/25/36	289
3,609	Series 2007-14, Class ES, IF, IO, 6.256%, 03/25/37	484
313	Series 2007-15, Class NO, PO, 03/25/22	301
1,354	Series 2007-16, Class FC, VAR, 0.934%, 03/25/37	1,347
416	Series 2007-42, Class AO, PO, 05/25/37	398
1,235	Series 2007-46, Class VK, 5.500%, 03/25/22	1,250
466	Series 2007-48, Class PO, PO, 05/25/37	446
1,661	Series 2007-54, Class FA, VAR, 0.584%, 06/25/37	1,671
7,592	Series 2007-60, Class AX, IF, IO, 6.966%, 07/25/37	1,381
372	Series 2007-77, Class FG, VAR, 0.684%, 03/25/37	376
1,400	Series 2007-81, Class GE, 6.000%, 08/25/37	1,562
3,225	Series 2007-84, Class PG, 6.000%, 12/25/36	3,434
4,679	Series 2007-88, Class VI, IF, IO, 6.356%, 09/25/37	680
3,097	Series 2007-91, Class ES, IF, IO, 6.276%, 10/25/37	431
2,063	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	302
3,653	Series 2007-101, Class A2, VAR, 0.434%, 06/27/36	3,624
898	Series 2007-106, Class A7, VAR, 6.002%, 10/25/37	1,001
3,000	Series 2007-114, Class A6, VAR, 0.384%, 10/27/37	3,002
2,357	Series 2007-116, Class HI, IO, VAR, 1.590%, 01/25/38	170
82	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	7
2,063	Series 2008-1, Class BI, IF, IO, 5.726%, 02/25/38	202
1,501	Series 2008-10, Class XI, IF, IO, 6.046%, 03/25/38	176
874	Series 2008-16, Class IS, IF, IO, 6.016%, 03/25/38	121
1,047	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	78

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,000	Series 2008-24, Class DY, 5.000%, 04/25/23	1,088
914	Series 2008-27, Class SN, IF, IO, 6.716%, 04/25/38	121
525	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	38
607	Series 2008-42, Class AO, PO, 09/25/36	580
73	Series 2008-44, Class PO, PO, 05/25/38	67
1,009	Series 2008-47, Class SI, IF, IO, 6.316%, 06/25/23	110
1,268	Series 2008-53, Class CI, IF, IO, 7.016%, 07/25/38	185
562	Series 2008-76, Class GF, VAR, 0.834%, 09/25/23	566
2,641	Series 2008-80, Class SA, IF, IO, 5.666%, 09/25/38	258
1,687	Series 2008-81, Class SB, IF, IO, 5.666%, 09/25/38	234
2,485	Series 2009-6, Class GS, IF, IO, 6.366%, 02/25/39	341
1,063	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	99
1,019	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	94
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	580
1,700	Series 2009-60, Class HT, 6.000%, 08/25/39	1,937
1,206	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,327
1,754	Series 2009-70, Class CO, PO, 01/25/37	1,611
1,449	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	50
1,259	Series 2009-99, Class SC, IF, IO, 5.996%, 12/25/39	126
1,144	Series 2009-103, Class MB, VAR, 2.847%, 12/25/39	1,217
1,850	Series 2010-45, Class BD, 4.500%, 11/25/38	1,925
1,835	Series 2010-49, Class SC, IF, 12.292%, 03/25/40	2,139
1,200	Series 2010-64, Class DM, 5.000%, 06/25/40	1,328
1,383	Series 2010-71, Class HJ, 5.500%, 07/25/40	1,557
3,106	Series 2010-133, Class A, 5.500%, 05/25/38	3,354
3,517	Series 2010-147, Class SA, IF, IO, 6.346%, 01/25/41	635

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
1,660		Series 2010-148, Class MA, 4.000%, 02/25/39	1,707
1,823		Series 2011-2, Class WA, VAR, 5.811%, 02/25/51	1,963
2,099		Series 2011-22, Class MA, 6.500%, 04/25/38	2,366
4,246		Series 2011-30, Class LS, IO, VAR, 2.806%, 04/25/41	295
1,063		Series 2011-75, Class FA, VAR, 0.734%, 08/25/41	1,073
2,049		Series 2011-118, Class MT, 7.000%, 11/25/41	2,391
2,755		Series 2011-130, Class CA, 6.000%, 12/25/41	3,038
1,660		Series 2012-14, Class FB, VAR, 0.634%, 08/25/37	1,670
9,523		Series 2012-47, Class HF, VAR, 0.584%, 05/25/27	9,605
6,144		Series 2012-99, Class AE, 2.500%, 05/25/39	5,970
3,825		Series 2012-108, Class F, VAR, 0.684%, 10/25/42	3,815
4,800		Series 2012-137, Class CF, VAR, 0.484%, 08/25/41	4,808
2,483		Series 2013-92, Class PO, PO, 09/25/43	1,784
—	(h)	Series G-17, Class S, HB, VAR, 1,061.939%, 06/25/21	9
25		Series G-28, Class S, IF, 14.916%, 09/25/21	32
31		Series G-35, Class M, 8.750%, 10/25/21	35
11		Series G-51, Class SA, HB, IF, 24.490%, 12/25/21	16
—	(h)	Series G92-27, Class SQ, HB, IF, 1,821.250%, 05/25/22	2
156		Series G92-35, Class E, 7.500%, 07/25/22	174
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	3
19		Series G92-42, Class Z, 7.000%, 07/25/22	21
482		Series G92-44, Class ZQ, 8.000%, 07/25/22	529
25		Series G92-52, Class FD, VAR, 0.205%, 09/25/22	25
184		Series G92-54, Class ZQ, 7.500%, 09/25/22	205
24		Series G92-59, Class F, VAR, 1.654%, 10/25/22	24
48		Series G92-61, Class Z, 7.000%, 10/25/22	55
33		Series G92-62, Class B, PO, 10/25/22	31
167		Series G93-1, Class KA, 7.900%, 01/25/23	190
37		Series G93-5, Class Z, 6.500%, 02/25/23	42
47		Series G93-14, Class J, 6.500%, 03/25/23	52

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
114		Series G93-17, Class SI, IF, 6.000%, 04/25/23	126
104		Series G93-27, Class FD, VAR, 1.064%, 08/25/23	105
26		Series G93-37, Class H, PO, 09/25/23	24
45		Series G95-1, Class C, 8.800%, 01/25/25	52
		Federal National Mortgage Association STRIPS,
3		Series 23, Class 2, IO, 10.000%, 09/01/17	—	(h)
—	(h)	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
15		Series 218, Class 2, IO, 7.500%, 04/01/23	3
15		Series 265, Class 2, 9.000%, 03/01/24	19
206		Series 329, Class 1, PO, 01/01/33	189
622		Series 339, Class 18, IO, 4.500%, 07/01/18	44
899		Series 339, Class 21, IO, 4.500%, 08/25/18	64
454		Series 339, Class 28, IO, 5.500%, 08/01/18	36
247		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	42
947		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	158
779		Series 355, Class 11, IO, 6.000%, 07/01/34	137
376		Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	29
1,435		Series 365, Class 8, IO, 5.500%, 05/01/36	258
192		Series 368, Class 3, IO, 4.500%, 11/01/20	13
731		Series 374, Class 5, IO, 5.500%, 08/01/36	115
421		Series 383, Class 32, IO, 6.000%, 01/01/38	72
1,100		Series 383, Class 33, IO, 6.000%, 01/01/38	189
236		Series 393, Class 6, IO, 5.500%, 04/25/37	36
		Federal National Mortgage Association Trust,
277		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	313
1,259		Series 2004-W15, Class 2AF, VAR, 0.434%, 08/25/44	1,250
887		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,028
3,206		Series 2005-W3, Class 2AF, VAR, 0.404%, 03/25/45	3,201
1,090		Series 2006-W2, Class 1AF1, VAR, 0.404%, 02/25/46	1,082
		Government National Mortgage Association,
1,705		Series 1994-7, Class PQ, 6.500%, 10/16/24	1,962
237		Series 1998-26, Class K, 7.500%, 09/17/25	269
1,166		Series 1999-4, Class ZB, 6.000%, 02/20/29	1,310
1,153		Series 1999-10, Class ZC, 6.500%, 04/20/29	1,299
109		Series 1999-30, Class S, IF, IO, 8.416%, 08/16/29	27

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
17	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	20
229	Series 1999-40, Class ZW, 7.500%, 11/20/29	267
331	Series 1999-41, Class Z, 8.000%, 11/16/29	391
118	Series 1999-44, Class PC, 7.500%, 12/20/29	138
2,351	Series 1999-44, Class ZC, 8.500%, 12/16/29	2,767
400	Series 1999-44, Class ZG, 8.000%, 12/20/29	474
158	Series 2000-9, Class Z, 8.000%, 06/20/30	189
1,523	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,827
265	Series 2000-12, Class ST, HB, IF, 38.564%, 02/16/30	571
85	Series 2000-16, Class ZN, 7.500%, 02/16/30	87
2,110	Series 2000-21, Class Z, 9.000%, 03/16/30	2,517
16	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	21
309	Series 2000-31, Class Z, 9.000%, 10/20/30	357
178	Series 2000-35, Class ZA, 9.000%, 11/20/30	190
31	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	6
137	Series 2001-6, Class SD, IF, IO, 8.366%, 03/16/31	37
254	Series 2001-7, Class PK, 6.500%, 03/20/31	287
14	Series 2001-32, Class WA, IF, 19.665%, 07/20/31	23
221	Series 2001-35, Class SA, IF, IO, 8.066%, 08/16/31	55
184	Series 2001-36, Class S, IF, IO, 7.866%, 08/16/31	43
923	Series 2001-64, Class MQ, 6.500%, 12/20/31	1,065
235	Series 2002-3, Class SP, IF, IO, 7.206%, 01/16/32	52
309	Series 2002-7, Class PG, 6.500%, 01/20/32	350
944	Series 2002-24, Class AG, IF, IO, 7.766%, 04/16/32	209
82	Series 2002-24, Class SB, IF, 11.649%, 04/16/32	108
2,106	Series 2002-31, Class SE, IF, IO, 7.316%, 04/16/30	386
604	Series 2002-40, Class UK, 6.500%, 06/20/32	689
33	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	39

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,264	Series 2002-45, Class QE, 6.500%, 06/20/32	2,584
779	Series 2002-47, Class PG, 6.500%, 07/16/32	891
1,440	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,644
43	Series 2002-51, Class SG, HB, IF, 31.702%, 04/20/31	84
1,251	Series 2002-52, Class GH, 6.500%, 07/20/32	1,398
697	Series 2002-70, Class PS, IF, IO, 7.516%, 08/20/32	81
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,102
1,030	Series 2003-11, Class SK, IF, IO, 7.516%, 02/16/33	203
423	Series 2003-12, Class SP, IF, IO, 7.516%, 02/20/33	91
94	Series 2003-24, Class PO, PO, 03/16/33	83
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,532
753	Series 2003-46, Class MG, 6.500%, 05/20/33	882
1,174	Series 2003-46, Class TC, 6.500%, 03/20/33	1,333
370	Series 2003-52, Class AP, PO, 06/16/33	335
2,148	Series 2003-58, Class BE, 6.500%, 01/20/33	2,441
189	Series 2003-76, Class LS, IF, IO, 7.016%, 09/20/31	5
113	Series 2003-90, Class PO, PO, 10/20/33	89
1,388	Series 2003-112, Class SA, IF, IO, 6.366%, 12/16/33	237
1,496	Series 2003-112, Class TS, IF, IO, 6.766%, 10/20/32	132
4,059	Series 2004-11, Class SW, IF, IO, 5.316%, 02/20/34	540
217	Series 2004-15, Class SA, IF, 19.156%, 12/20/32	255
497	Series 2004-28, Class S, IF, 19.156%, 04/16/34	733
159	Series 2004-68, Class PO, PO, 05/20/31	159
192	Series 2004-73, Class AE, IF, 14.475%, 08/17/34	239
2,267	Series 2004-90, Class SI, IF, IO, 5.916%, 10/20/34	261
1,571	Series 2005-3, Class SB, IF, IO, 5.916%, 01/20/35	179

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,906	Series 2005-17, Class SL, IF, IO, 6.516%, 07/20/34	738
378	Series 2005-35, Class FL, VAR, 0.534%, 03/20/32	379
124	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	10
3,196	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	779
416	Series 2005-68, Class DP, IF, 15.990%, 06/17/35	547
5,636	Series 2005-68, Class KI, IF, IO, 6.116%, 09/20/35	843
835	Series 2005-69, Class SY, IF, IO, 6.566%, 11/20/33	129
731	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	132
391	Series 2006-16, Class OP, PO, 03/20/36	347
114	Series 2006-28, Class GO, PO, 03/20/35	114
1,215	Series 2006-38, Class SW, IF, IO, 6.316%, 06/20/36	150
1,332	Series 2006-59, Class SD, IF, IO, 6.516%, 10/20/36	239
2,286	Series 2006-65, Class SA, IF, IO, 6.616%, 11/20/36	420
1,348	Series 2007-9, Class DI, IF, IO, 6.326%, 03/20/37	225
2,970	Series 2007-17, Class JI, IF, IO, 6.626%, 04/16/37	574
318	Series 2007-17, Class JO, PO, 04/16/37	282
1,985	Series 2007-19, Class SD, IF, IO, 6.016%, 04/20/37	273
2,019	Series 2007-26, Class SC, IF, IO, 6.016%, 05/20/37	279
1,406	Series 2007-27, Class SA, IF, IO, 6.016%, 05/20/37	194
477	Series 2007-28, Class BO, PO, 05/20/37	439
1,219	Series 2007-36, Class SE, IF, IO, 6.286%, 06/16/37	179
3,473	Series 2007-40, Class SB, IF, IO, 6.566%, 07/20/37	640
2,107	Series 2007-42, Class SB, IF, IO, 6.566%, 07/20/37	393
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	2,925
45	Series 2007-49, Class NO, PO, 12/20/35	45
1,561	Series 2007-50, Class AI, IF, IO, 6.591%, 08/20/37	288
223	Series 2007-53, Class SW, IF, 19.653%, 09/20/37	320

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
929	Series 2007-57, Class PO, PO, 03/20/37	880
1,204	Series 2007-57, Class QA, IF, IO, 6.316%, 10/20/37	180
1,492	Series 2007-71, Class SB, IF, IO, 6.516%, 07/20/36	166
1,156	Series 2007-72, Class US, IF, IO, 6.366%, 11/20/37	163
1,165	Series 2007-73, Class MI, IF, IO, 5.816%, 11/20/37	153
2,287	Series 2007-76, Class SA, IF, IO, 6.346%, 11/20/37	322
1,191	Series 2007-79, Class SY, IF, IO, 6.366%, 12/20/37	168
733	Series 2007-81, Class SP, IF, IO, 6.466%, 12/20/37	132
1,317	Series 2007-82, Class SA, IF, IO, 6.346%, 12/20/37	186
637	Series 2008-2, Class MS, IF, IO, 6.976%, 01/16/38	101
2,123	Series 2008-2, Class NS, IF, IO, 6.356%, 01/16/38	304
1,253	Series 2008-10, Class S, IF, IO, 5.646%, 02/20/38	174
291	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	22
908	Series 2008-25, Class SB, IF, IO, 6.716%, 03/20/38	137
852	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	99
1,743	Series 2008-36, Class SH, IF, IO, 6.116%, 04/20/38	247
7,703	Series 2008-40, Class SA, IF, IO, 6.216%, 05/16/38	1,265
1,732	Series 2008-41, Class SA, IF, IO, 6.156%, 05/20/38	239
1,138	Series 2008-55, Class SA, IF, IO, 6.016%, 06/20/38	162
428	Series 2008-60, Class PO, PO, 01/20/38	419
2,000	Series 2008-65, Class ME, 5.750%, 09/20/37	2,090
606	Series 2008-71, Class SC, IF, IO, 5.816%, 08/20/38	79
1,240	Series 2008-93, Class AS, IF, IO, 5.516%, 12/20/38	169
2,117	Series 2009-6, Class SA, IF, IO, 5.916%, 02/16/39	267
1,273	Series 2009-10, Class SL, IF, IO, 6.316%, 03/16/34	124

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	459
1,278	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	241
1,159	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	217
3,356	Series 2009-22, Class SA, IF, IO, 6.086%, 04/20/39	474
963	Series 2009-25, Class SE, IF, IO, 7.416%, 09/20/38	163
826	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	127
786	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	169
309	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	10
1,410	Series 2009-43, Class SA, IF, IO, 5.766%, 06/20/39	174
1,181	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	201
2,851	Series 2009-72, Class SM, IF, IO, 6.066%, 08/16/39	372
583	Series 2009-79, Class OK, PO, 11/16/37	525
700	Series 2010-14, Class CO, PO, 08/20/35	587
659	Series 2010-130, Class CP, 7.000%, 10/16/40	767
4,222	Series 2010-157, Class OP, PO, 12/20/40	3,440
3,510	Series 2010-H17, Class XQ, VAR, 5.245%, 07/20/60	3,959
1,398	Series 2011-22, Class WA, VAR, 5.945%, 02/20/37	1,541
3,523	Series 2011-75, Class SM, IF, IO, 6.416%, 05/20/41	576
3,413	Series 2012-61, Class FM, VAR, 0.584%, 05/16/42	3,420
995	Series 2012-141, Class WC, VAR, 3.766%, 01/20/42	1,028
4,751	Series 2012-H10, Class FA, VAR, 0.745%, 12/20/61	4,740
2,827	Series 2012-H15, Class FA, VAR, 0.645%, 05/20/62	2,818
3,449	Series 2012-H21, Class CF, VAR, 0.895%, 05/20/61	3,460
2,978	Series 2012-H21, Class DF, VAR, 0.845%, 05/20/61	2,983
4,914	Series 2012-H22, Class FD, VAR, 0.665%, 01/20/61	4,893
1,815	Series 2012-H24, Class FA, VAR, 0.645%, 03/20/60	1,810

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
3,806	Series 2012-H24, Class FG, VAR, 0.625%, 04/20/60	3,791
1,978	Series 2012-H26, Class MA, VAR, 0.745%, 07/20/62	1,975
2,873	Series 2012-H28, Class FA, VAR, 0.775%, 09/20/62	2,871
4,427	Series 2012-H30, Class PA, VAR, 0.645%, 11/20/59	4,414
2,384	Series 2012-H31, Class FD, VAR, 0.535%, 12/20/62	2,356
4,752	Series 2013-54, Class WA, VAR, 4.710%, 11/20/42	5,085
3,774	Series 2013-75, Class WA, VAR, 5.247%, 06/20/40	4,203
1,894	Series 2013-91, Class WA, 4.531%, 04/20/43	2,047
3,127	Series 2013-H01, Class FA, 1.650%, 01/20/63	3,018
1,856	Series 2013-H03, Class FA, VAR, 0.495%, 08/20/60	1,845
1,506	Series 2013-H04, Class BA, 1.650%, 02/20/63	1,452
4,945	Series 2013-H05, Class FB, VAR, 0.595%, 02/20/62	4,913
1,992	Series 2013-H07, Class HA, VAR, 0.605%, 03/20/63	1,972
10,026	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,692
1,982	Series 2013-H08, Class FC, VAR, 0.645%, 02/20/63	1,966
2,009	Series 2013-H09, Class HA, 1.650%, 04/20/63	1,934
	Vendee Mortgage Trust,
548	Series 1994-1, Class 1, VAR, 5.619%, 02/15/24	604
899	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	990
794	Series 1996-1, Class 1Z, 6.750%, 02/15/26	893
579	Series 1996-2, Class 1Z, 6.750%, 06/15/26	671
1,123	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,277
1,347	Series 1998-1, Class 2E, 7.000%, 09/15/27	1,540
2,575	Series 1999-1, Class 2Z, 6.500%, 01/15/29	2,932

		646,497

	Non-Agency CMO — 9.0%
321	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.411%, 02/02/37 (e)	312
96	ABN Amro Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	96

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,799	AJAX Mortgage Loan Trust, Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	2,766
	Alternative Loan Trust,
297	Series 2002-8, Class A4, 6.500%, 07/25/32	306
12,910	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	12,704
909	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	923
2,361	Series 2005-1CB, Class 1A6, IF, IO, 6.916%, 03/25/35	445
5,313	Series 2005-20CB, Class 3A8, IF, IO, 4.566%, 07/25/35	671
9,065	Series 2005-22T1, Class A2, IF, IO, 4.886%, 06/25/35	1,454
5,500	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,174
188	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	149
7,261	Series 2005-37T1, Class A2, IF, IO, 4.866%, 09/25/35	1,044
4,854	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,389
12,205	Series 2005-54CB, Class 1A2, IF, IO, 4.666%, 11/25/35	1,677
3,079	Series 2005-57CB, Class 3A2, IF, IO, 4.916%, 12/25/35	486
1,847	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,601
7,612	Series 2005-J1, Class 1A4, IF, IO, 4.916%, 02/25/35	789
2,698	Series 2006-26CB, Class A9, 6.500%, 09/25/36	2,107
182	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	184
	American General Mortgage Loan Trust,
943	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	939
4,500	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	4,611
463	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	469
718	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	748
1,140	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,187
473	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	493
	ASG Resecuritization Trust,

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
871	Series 2009-1, Class A60, VAR, 2.223%, 05/26/39 (e)	859
978	Series 2009-2, Class A55, VAR, 4.863%, 05/24/36 (e)	1,000
1,000	Series 2009-2, Class G60, VAR, 4.863%, 05/24/36 (e)	1,051
4,092	Series 2009-3, Class A65, VAR, 2.298%, 03/26/37 (e)	4,106
3,197	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	3,242
973	Series 2010-2, Class A60, VAR, 2.075%, 01/28/37 (e)	957
333	Series 2010-3, Class 2A22, VAR, 0.411%, 10/30/36 (e)	330
877	Series 2011-1, Class 3A50, VAR, 2.528%, 11/29/35 (e)	860
	Banc of America Alternative Loan Trust,
203	Series 2003-2, Class PO, PO, 04/25/33	174
341	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	348
332	Series 2003-11, Class PO, PO, 01/25/34	246
199	Series 2004-6, Class 15PO, PO, 07/25/19	181
1,628	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,524
4,720	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	754
1,375	Series 2006-4, Class 1A4, 6.000%, 05/25/46	881
2,690	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	2,659
	Banc of America Funding Trust,
415	Series 2004-1, Class PO, PO, 03/25/34	374
638	Series 2004-2, Class 30PO, PO, 09/20/34	566
466	Series 2004-C, Class 1A1, VAR, 5.066%, 12/20/34	460
1,018	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,001
669	Series 2005-7, Class 30PO, PO, 11/25/35	518
447	Series 2005-8, Class 30PO, PO, 01/25/36	330
1,666	Series 2005-E, Class 4A1, VAR, 2.688%, 03/20/35	1,657
648	Series 2006-A, Class 3A2, VAR, 2.855%, 02/20/36	501
947	Series 2010-R5, Class 1A1, 5.500%, 10/27/37 (e)	964
	Banc of America Mortgage Trust,

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
147	Series 2003-3, Class 2A1, VAR, 0.734%, 05/25/18	142
163	Series 2003-6, Class 2A1, VAR, 0.634%, 08/25/18	158
62	Series 2003-7, Class A2, 4.750%, 09/25/18	64
183	Series 2003-8, Class APO, PO, 11/25/33	155
1,283	Series 2004-3, Class 15IO, IO, VAR, 0.265%, 04/25/19	5
85	Series 2004-4, Class APO, PO, 05/25/34	71
2,154	Series 2004-5, Class 2A2, 5.500%, 06/25/34	2,224
620	Series 2004-6, Class 2A5, PO, 07/25/34	502
345	Series 2004-6, Class APO, PO, 07/25/34	286
36	Series 2004-8, Class 5PO, PO, 05/25/32	33
46	Series 2004-8, Class XPO, PO, 10/25/34	39
312	Series 2004-A, Class 2A2, VAR, 2.976%, 02/25/34	305
1,302	Series 2004-J, Class 3A1, VAR, 3.463%, 11/25/34	1,274
1,524	Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,523
	BCAP LLC Trust,
567	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	594
694	Series 2009-RR5, Class 8A1, 5.500%, 11/28/34 (e)	706
814	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/28/36 (e)	829
520	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	522
33	Series 2010-RR4, Class 2A1, VAR, 0.934%, 06/26/37 (e)	33
903	Series 2010-RR6, Class 22A3, VAR, 4.715%, 06/26/36 (e)	941
95	Series 2010-RR6, Class 5A1, VAR, 4.658%, 11/27/37 (e)	95
380	Series 2010-RR7, Class 15A1, VAR, 0.984%, 01/28/36 (e)	371
764	Series 2010-RR7, Class 16A1, VAR, 0.862%, 02/26/47 (e)	743
419	Series 2010-RR7, Class 1A5, VAR, 4.982%, 04/26/35 (e)	411
2,307	Series 2010-RR7, Class 2A1, VAR, 2.278%, 07/26/45 (e)	2,236
447	Series 2010-RR8, Class 3A3, VAR, 5.060%, 05/29/35 (e)	460
1,500	Series 2010-RR8, Class 3A4, VAR, 5.060%, 05/26/35 (e)	1,423

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,470	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	1,503
2,456	Series 2011-RR10, Class 2A1, VAR, 1.076%, 09/26/37 (e)	2,213
2,005	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,935
2,366	Series 2011-RR5, Class 11A3, VAR, 0.334%, 05/28/36 (e)	2,184
1,046	Series 2011-RR5, Class 14A3, VAR, 2.704%, 07/26/36 (e)	1,044
1,602	Series 2012-RR10, Class 3A1, VAR, 0.374%, 05/28/36 (e)	1,492
2,157	Series 2012-RR2, Class 1A1, VAR, 0.354%, 08/26/36 (e)	2,084
1,525	Series 2012-RR3, Class 2A5, VAR, 2.312%, 05/27/37 (e)	1,507
	Bear Stearns ARM Trust,
199	Series 2003-7, Class 3A, VAR, 2.529%, 10/25/33	197
850	Series 2004-1, Class 12A1, VAR, 2.945%, 04/25/34	827
254	Series 2004-2, Class 14A, VAR, 5.051%, 05/25/34	252
1,966	Series 2005-5, Class A1, VAR, 2.210%, 08/25/35	1,945
4,416	Series 2006-1, Class A1, VAR, 2.430%, 02/25/36	4,229
2,819	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	2,775
	CHL Mortgage Pass-Through Trust,
1,039	Series 2003-26, Class 1A6, 3.500%, 08/25/33	1,038
164	Series 2003-44, Class A9, PO, 10/25/33	164
344	Series 2003-J7, Class 4A3, IF, 9.535%, 08/25/18	360
611	Series 2004-7, Class 2A1, VAR, 2.701%, 06/25/34	593
515	Series 2004-8, Class 2A1, 4.500%, 06/25/19	531
243	Series 2004-HYB1, Class 2A, VAR, 2.787%, 05/20/34	226
932	Series 2004-HYB3, Class 2A, VAR, 2.564%, 06/20/34	851
757	Series 2004-HYB6, Class A3, VAR, 2.838%, 11/21/34	691
356	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	366
1,784	Series 2005-16, Class A23, 5.500%, 09/25/35	1,720

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,732	Series 2005-22, Class 2A1, VAR, 2.977%, 11/25/35	2,964
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
200	Series 2005-5, Class APO, PO, 08/25/35	161
221	Series 2005-8, Class APO, PO, 11/25/35	171
403	Citicorp Mortgage Securities, Inc., Series 2004-5, Class 2A5, 4.500%, 08/25/34	416
	Citigroup Mortgage Loan Trust,
1,526	Series 2008-AR4, Class 1A1A, VAR, 2.912%, 11/25/38 (e)	1,547
710	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	731
6,881	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	6,933
7,444	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	7,622
138	Series 2011-3, Class 1A1, VAR, 0.264%, 02/25/47 (e)	138
513	Series 2011-10, Class 4A1, VAR, 0.383%, 02/25/46 (e)	492
	Citigroup Mortgage Loan Trust, Inc.,
375	Series 2003-1, Class 2A5, 5.250%, 10/25/33	383
194	Series 2003-1, Class 2A6, PO, 10/25/33	170
140	Series 2003-1, Class PO2, PO, 10/25/33	123
141	Series 2003-1, Class PO3, PO, 09/25/33	123
119	Series 2003-UP3, Class A3, 7.000%, 09/25/33	123
262	Series 2003-UST1, Class A1, 5.500%, 12/25/18	273
60	Series 2003-UST1, Class PO1, PO, 12/25/18	55
49	Series 2003-UST1, Class PO3, PO, 12/25/18	45
170	Series 2004-UST1, Class A6, VAR, 4.116%, 08/25/34	168
481	Series 2005-1, Class 2A1A, VAR, 2.792%, 04/25/35	371
624	Series 2005-2, Class 2A11, 5.500%, 05/25/35	625
558	Series 2005-5, Class 1A2, VAR, 3.714%, 08/25/35	364
556	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	539
	Credit Suisse First Boston Mortgage Securities Corp.,
725	Series 2003-1, Class DB1, 6.564%, 02/25/33	737

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
149	Series 2003-17, Class 2A1, 5.000%, 07/25/18	153
461	Series 2003-21, Class 1A4, 5.250%, 09/25/33	476
543	Series 2003-25, Class 1P, PO, 10/25/33	467
55	Series 2004-5, Class 5P, PO, 08/25/19	50
2,028	Series 2005-4, Class 3A18, 5.500%, 06/25/35	1,997
1,102	Series 2005-4, Class 3A22, 5.500%, 06/25/35	1,094
2,257	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,175
	CSMC,
627	Series 2010-16, Class A3, VAR, 3.946%, 06/25/50 (e)	621
209	Series 2010-1R, Class 26A1, 4.750%, 05/28/37 (e)	207
9,758	Series 2010-11R, Class A6, VAR, 1.186%, 06/30/47 (e)	9,065
370	Series 2010-12R, Class 14A1, VAR, 2.631%, 09/26/46 (e)	369
43	Series 2010-15R, Class 7A2, VAR, 1.230%, 10/27/37 (e)	43
2,213	Series 2011-1R, Class A1, VAR, 1.184%, 02/27/47 (e)	2,200
992	Series 2011-6R, Class 3A1, VAR, 2.736%, 07/28/36 (e)	966
2,183	Series 2011-7R, Class A1, VAR, 1.434%, 08/28/47 (e)	2,175
1,652	Series 2011-9R, Class A1, VAR, 2.184%, 03/28/46 (e)	1,651
2,420	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	2,459
1,201	Series 2012-3R, Class 1A1, VAR, 3.250%, 02/27/42 (e)	1,198
304	Deutsche Mortgage Securities, Inc., Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.320%, 04/28/37 (e)	298
8	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	8
	First Horizon Alternative Mortgage Securities Trust,
1,231	Series 2004-AA4, Class A1, VAR, 2.349%, 10/25/34	1,176
1,939	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,692
3,170	Series 2007-FA4, Class 1A2, IF, IO, 5.466%, 08/25/37	537

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	First Horizon Mortgage Pass-Through Trust,
2,802	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,905
864	Series 2004-AR2, Class 2A1, VAR, 2.627%, 05/25/34	846
1,704	Series 2005-AR1, Class 2A2, VAR, 2.658%, 04/25/35	1,687
835	Freedom Trust, Series 2011-4, Class A18, VAR, 4.869%, 03/25/37 (e)	843
	GMACM Mortgage Loan Trust,
835	Series 2003-AR1, Class A4, VAR, 3.145%, 10/19/33	839
398	Series 2004-J5, Class A7, 6.500%, 01/25/35	423
166	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	171
5,354	Series 2005-AR3, Class 3A4, VAR, 3.309%, 06/19/35	5,014
	GSMPS Mortgage Loan Trust,
1,043	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,097
1,522	Series 2005-RP3, Class 1AF, VAR, 0.534%, 09/25/35 (e)	1,261
1,150	Series 2005-RP3, Class 1AS, IO, VAR, 4.893%, 09/25/35 (e)	169
5,016	Series 2006-RP2, Class 1AS2, IF, IO, 4.925%, 04/25/36 (e)	689
	GSR Mortgage Loan Trust,
791	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	850
978	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	1,023
617	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	610
328	Series 2005-4F, Class AP, PO, 05/25/35	281
3,743	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	3,804
4,054	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,679
3,931	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	3,846
4,893	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/25/53 (e) (i)	4,746
434	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.484%, 05/25/35	430
	Impac Secured Assets Trust,
823	Series 2006-1, Class 2A1, VAR, 0.534%, 05/25/36	801

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,050	Series 2006-2, Class 2A1, VAR, 0.534%, 08/25/36	1,001
16,903	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	3
	JP Morgan Mortgage Trust,
1,756	Series 2006-A2, Class 4A1, VAR, 2.735%, 08/25/34	1,727
2,326	Series 2006-A2, Class 5A3, VAR, 2.849%, 11/25/33	2,316
450	Series 2006-A3, Class 6A1, VAR, 2.769%, 08/25/34	438
601	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 3.154%, 09/26/36 (e)	611
	Lehman Mortgage Trust,
815	Series 2006-2, Class 1A1, VAR, 6.363%, 04/25/36	773
1,534	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,468
1,000	LVII Resecuritization Trust, Series 2009-3, Class M3, VAR, 5.441%, 11/30/37 (e)	1,031
	MASTR Adjustable Rate Mortgages Trust,
92	Series 2004-4, Class 2A1, VAR, 2.007%, 05/25/34	78
994	Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	1,006
2,475	Series 2004-13, Class 3A7, VAR, 2.622%, 11/21/34	2,525
405	Series 2004-15, Class 3A1, VAR, 3.311%, 12/25/34	385
	MASTR Alternative Loan Trust,
220	Series 2003-3, Class 1A1, 6.500%, 05/25/33	230
654	Series 2003-9, Class 8A1, 6.000%, 01/25/34	670
772	Series 2004-3, Class 2A1, 6.250%, 04/25/34	788
1,174	Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,218
519	Series 2004-6, Class 30PO, PO, 07/25/34	434
761	Series 2004-6, Class 7A1, 6.000%, 07/25/34	781
388	Series 2004-7, Class 30PO, PO, 08/25/34	300
1,585	Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,654
247	Series 2004-10, Class 1A1, 4.500%, 09/25/19	252

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	MASTR Asset Securitization Trust,
91	Series 2003-2, Class 2A1, 4.500%, 03/25/18	91
22	Series 2003-3, Class 4A1, 5.000%, 04/25/18	23
133	Series 2003-4, Class 3A2, 5.000%, 05/25/18	136
137	Series 2003-12, Class 30PO, PO, 12/25/33	121
117	Series 2004-1, Class 30PO, PO, 02/25/34	101
49	Series 2004-4, Class 3A1, 4.500%, 04/25/19	50
72	Series 2004-6, Class 15PO, PO, 07/25/19	66
93	Series 2004-8, Class 1A1, 4.750%, 08/25/19	95
46	Series 2004-8, Class PO, PO, 08/25/19	42
3,006	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.534%, 05/25/35 (e)	2,541
1,479	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,183
	Merrill Lynch Mortgage Investors Trust,
434	Series 2003-E, Class A1, VAR, 0.804%, 10/25/28	411
984	Series 2004-1, Class 2A1, VAR, 2.209%, 12/25/34	970
800	Series 2004-A, Class A1, 0.644%, 04/25/29	749
44	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	48
729	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.504%, 02/25/35	678
554	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	568
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
273	Series 2003-A1, Class A1, 5.500%, 05/25/33	278
126	Series 2003-A1, Class A2, 6.000%, 05/25/33	132
61	Series 2003-A1, Class A5, 7.000%, 04/25/33	64
8	Series 2003-A1, Class A7, 5.000%, 04/25/18	8
	PaineWebber CMO Trust,
2	Series H, Class 4, 8.750%, 04/01/18	2
10	Series P, Class 4, 8.500%, 08/01/19	11
458	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.747%, 05/25/35	458

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	RALI Trust,
133	Series 2002-QS16, Class A3, IF, 16.238%, 10/25/17	139
435	Series 2002-QS8, Class A5, 6.250%, 06/25/17	444
5,137	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	5,303
850	Series 2003-QS12, Class A2A, IF, IO, 7.416%, 06/25/18	93
259	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	19
1,795	Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,831
565	Series 2003-QS18, Class A1, 5.000%, 09/25/18	581
1,787	Series 2003-QS19, Class A1, 5.750%, 10/25/33	1,907
360	Series 2003-QS3, Class A2, IF, 16.095%, 02/25/18	393
232	Series 2003-QS3, Class A8, IF, IO, 7.416%, 02/25/18	14
905	Series 2003-QS9, Class A3, IF, IO, 7.366%, 05/25/18	108
2,432	Series 2004-QA6, Class NB2, VAR, 3.165%, 12/25/34	2,096
	RBSSP Resecuritization Trust,
576	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	598
355	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	357
789	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	791
1,163	Series 2009-12, Class 1A1, VAR, 5.955%, 11/26/33 (e)	1,202
1,094	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,117
392	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	397
	Residential Asset Securitization Trust,
465	Series 2003-A13, Class A3, 5.500%, 01/25/34	478
37	Series 2003-A14, Class A1, 4.750%, 02/25/19	38
3,344	Series 2005-A2, Class A4, IF, IO, 4.866%, 03/25/35	540
947	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	807

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	RFMSI Trust,
1,026	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,029
152	Series 2003-S14, Class A4, PO, 07/25/18	141
315	Series 2004-S3, Class A1, 4.750%, 03/25/19	322
680	Series 2004-S6, Class 2A6, PO, 06/25/34	586
137	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	140
886	Series 2005-SA4, Class 1A1, VAR, 2.875%, 09/25/35	715
30	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	26
	Salomon Brothers Mortgage Securities VII, Inc.,
362	Series 2003-HYB1, Class A, VAR, 3.079%, 09/25/33	360
56	Series 2003-UP2, Class PO1, PO, 12/25/18	51
	Springleaf Mortgage Loan Trust,
1,898	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	1,958
2,100	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,200
762	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	776
1,600	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	1,681
3,195	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	3,236
2,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,071
3,856	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	3,820
1,130	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	1,111
589	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	574
455	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	446
267	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	265
2,878	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	2,827
1,116	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	1,067
900	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	864
634	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	599

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
4,199	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	4,157
1,058	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,020
2,396	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.885%, 06/25/34	2,390
881	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, VAR, 0.844%, 10/19/34	863
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
1,077	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,104
1,919	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,974
	Structured Asset Securities Corp. Trust,
270	Series 2005-6, Class 4A1, 5.000%, 05/25/35	273
360	Series 2005-10, Class 5A9, 5.250%, 12/25/34	351
	Thornburg Mortgage Securities Trust,
628	Series 2003-4, Class A1, VAR, 0.824%, 09/25/43	597
590	Series 2004-4, Class 3A, VAR, 2.232%, 12/25/44	578
	Vericrest Opportunity Loan Transferee,
1,389	Series 2012-NL2A, Class A1, 2.487%, 02/26/52 (e)	1,392
3,100	Series 2012-NL3A, Class A, VAR, 2.734%, 11/25/60 (e)	3,077
1,593	Series 2013-1A, Class A, VAR, 3.105%, 11/25/50 (e)	1,594
	WaMu Mortgage Pass-Through Certificates,
208	Series 2003-AR8, Class A, VAR, 2.448%, 08/25/33	208
3,353	Series 2003-AR9, Class 1A6, VAR, 2.428%, 09/25/33	3,355
520	Series 2003-AR9, Class 2A, VAR, 2.456%, 09/25/33	517
360	Series 2003-S8, Class A6, 4.500%, 09/25/18	369
1,773	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,837
166	Series 2003-S9, Class P, PO, 10/25/33	145
280	Series 2004-AR3, Class A1, VAR, 2.457%, 06/25/34	282
235	Series 2004-AR3, Class A2, VAR, 2.457%, 06/25/34	236

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,727	Series 2004-RS2, Class A4, 5.000%, 11/25/33	2,722
362	Series 2006-AR10, Class 2P, VAR, 3.282%, 09/25/36	213
267	Series 2006-AR12, Class 2P, VAR, 4.328%, 10/25/36	165
	Washington Mutual Mortgage Pass-Through Certificates WMALT,
10,977	Series 2005-2, Class 1A4, IF, IO, 4.866%, 04/25/35	1,737
2,322	Series 2005-2, Class 2A3, IF, IO, 4.816%, 04/25/35	336
2,905	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	785
3,416	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,150
2,857	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	728
833	Series 2005-6, Class 2A4, 5.500%, 08/25/35	760
5,326	Series 2005-6, Class 2A9, 5.500%, 08/25/35	4,761
1,269	Wedgewood Real Estate Trust, Series 2013-1A, Class A, VAR, 3.967%, 07/25/43 (e) (i)	1,269
3,018	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	3,024
	Wells Fargo Mortgage-Backed Securities Trust,
281	Series 2003-K, Class 1A1, VAR, 4.292%, 11/25/33	281
532	Series 2003-K, Class 1A2, VAR, 4.292%, 11/25/33	536
270	Series 2004-BB, Class A4, VAR, 2.625%, 01/25/35	271
706	Series 2004-EE, Class 2A1, VAR, 2.623%, 12/25/34	703
748	Series 2004-EE, Class 3A1, VAR, 2.853%, 12/25/34	744
3,622	Series 2004-P, Class 2A1, VAR, 2.614%, 09/25/34	3,626
756	Series 2004-V, Class 1A1, VAR, 2.648%, 10/25/34	767
396	Series 2005-1, Class 2A1, 5.000%, 03/25/20	409
111	Series 2005-13, Class APO, PO, 11/25/20	105
363	Series 2005-16, Class APO, PO, 01/25/36	280
475	Series 2005-AR16, Class 2A1, VAR, 2.718%, 10/25/35	474

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
712	Series 2005-AR8, Class 2A1, VAR, 2.703%, 06/25/35	714
780	Series 2006-2, Class APO, PO, 03/25/36	435
398	Series 2006-4, Class 1APO, PO, 04/25/36	296
1,896	Series 2007-7, Class A7, 6.000%, 06/25/37	1,789
518	Series 2007-11, Class A14, 6.000%, 08/25/37	494

		343,030

	Total Collateralized Mortgage Obligations (Cost $931,346)	989,527

Commercial Mortgage-Backed Securities — 3.7%
	A10 Securitization LLC,
1,773	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	1,789
1,414	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	1,401
560	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/12/30 (e)	523
	Banc of America Commercial Mortgage Trust,
365	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	394
2,270	Series 2006-4, Class A4, 5.634%, 07/10/46	2,476
915	Series 2006-5, Class A4, 5.414%, 09/10/47	998
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	422
1,610	Series 2005-3, Class AM, 4.727%, 07/10/43	1,670
1,583	Series 2005-6, Class ASB, VAR, 5.358%, 09/10/47	1,595
	BB-UBS Trust,
2,200	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	2,043
2,500	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	2,345
	Bear Stearns Commercial Mortgage Securities Trust,
40,484	Series 2005-PWR8, Class X1, IO, VAR, 0.933%, 06/11/41 (e)	450
668	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	678
3,148	Series 2006-PW11, Class A4, VAR, 5.610%, 03/11/39	3,412
98,128	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.213%, 12/11/49 (e)	746

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — Continued
1,250	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,311
	COBALT CMBS Commercial Mortgage Trust,
605	Series 2006-C1, Class A4, 5.223%, 08/15/48	652
23,334	Series 2006-C1, Class IO, IO, VAR, 0.999%, 08/15/48	455
	COMM Mortgage Trust,
1,100	Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	1,157
3,034	Series 2012-CR2, Class XA, IO, VAR, 2.114%, 08/15/45	349
1,060	Series 2013-SFS, Class A2, VAR, 3.086%, 04/13/35 (e)	981
332	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.131%, 11/19/26 (e)	332
	Commercial Mortgage Trust,
500	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	520
300	Series 2006-GG7, Class AM, VAR, 6.056%, 07/10/38	327
	Credit Suisse Commercial Mortgage Trust,
700	Series 2006-C2, Class A3, VAR, 5.858%, 03/15/39	757
3,500	Series 2013-300P, Class A1, VAR, 4.353%, 08/10/30 (e)	3,583
	DBRR Trust,
652	Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	654
2,316	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	2,315
1,771	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	1,822
2,293	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	2,306
1,866	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,947
4,265	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,511
	GS Mortgage Securities Corp. II,
1,733	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,770
1,447	Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	1,421

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

488	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	487
850	GS Mortgage Securities Trust, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38 (Cost $763)	917
1,000	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	1,094
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,000	Series 2005-CB11, Class AJ, VAR, 5.567%, 08/12/37	1,054
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	407
1,000	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,106
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	920
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	1,074
40,564	Series 2006-C7, Class XW, IO, VAR, 0.848%, 11/15/38 (e)	767
300	Series 2007-C1, Class AM, 5.455%, 02/15/40	324
830	Series 2007-C2, Class A3, 5.430%, 02/15/40	909
	Merrill Lynch Mortgage Trust,
2,962	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,185
879	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	888
	ML-CFC Commercial Mortgage Trust,
3,207	Series 2006-1, Class A4, VAR, 5.657%, 02/12/39	3,449
29,500	Series 2006-4, Class XC, IO, VAR, 0.249%, 12/12/49 (e)	352
	Morgan Stanley Capital I Trust,
36,655	Series 2006-IQ12, Class X1, IO, VAR, 0.172%, 12/15/43 (e)	500
77,255	Series 2007-HQ11, Class X, IO, VAR, 0.395%, 02/12/44 (e)	387
764	Series 2011-C3, Class A3, 4.054%, 07/16/49	802
	Morgan Stanley Re-REMIC Trust,
2	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	2
2,538	Series 2010-HQ4B, Class A7A, 4.970%, 04/18/40 (e)	2,591

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — Continued
2,188	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	2,192
1,470	Series 2012-IO, Class AXA, 1.000%, 03/29/51 (e)	1,457
5,960	Series 2012-XA, Class A, 2.000%, 07/28/49 (e)	6,011
1,500	Series 2012-XA, Class B, 0.250%, 07/28/49 (e)	1,239
	NCUA Guaranteed Notes Trust,
20,500	Series 2010-C1, Class A2, 2.900%, 10/29/20	21,157
10,976	Series 2010-C1, Class APT, 2.650%, 10/29/20	11,264
2,290	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.384%, 08/25/29 (e)	2,287
	N-Star Real Estate CDO Ltd.,
2,450	Series 2013-1A, Class A, 8/25/29 (e)	2,452
392	Series 2013-1A, Class B, PO, 07/25/29 (e)	389
3,225	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	3,225
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/13/31 (e)	609
1,953	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 12/17/18 (e)	1,949
3,512	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.546%, 08/15/39	3,631
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,147
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,031
10,454	Series 2012-C2, Class XA, IO, VAR, 1.963%, 05/10/63 (e)	983
857	Series 2013-C6, Class A4, 3.244%, 04/12/46	812
1,398	VNO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,301
2,500	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.800%, 03/20/28 (e)	2,382
2,411	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	2,412
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,778

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

800	Series 2012-C6, Class A4, 3.440%, 04/15/45	787

	Total Commercial Mortgage-Backed Securities (Cost $138,698)	140,822

Corporate Bonds — 18.2%
	Consumer Discretionary — 1.3%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	587
675	4.250%, 03/01/21	694
1,000	5.250%, 12/01/41	984

		2,265

	Automobiles — 0.1%
	Daimler Finance North America LLC,
421	1.650%, 04/10/15 (e)	425
532	1.875%, 01/11/18 (e)	522
981	2.375%, 08/01/18 (e)	971
739	2.625%, 09/15/16 (e)	759
1,425	2.950%, 01/11/17 (e)	1,467
1,000	6.500%, 11/15/13	1,011

		5,155

	Household Durables — 0.0% (g)
505	Newell Rubbermaid, Inc., 4.700%, 08/15/20	534

	Media — 0.9%
	CBS Corp.,
140	5.500%, 05/15/33	137
252	5.750%, 04/15/20	280
150	7.875%, 09/01/23	181
1,000	7.875%, 07/30/30	1,221
190	8.875%, 05/15/19	241
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	350
	Comcast Corp.,
1,082	4.250%, 01/15/33	1,030
2,885	5.900%, 03/15/16	3,229
400	6.450%, 03/15/37	477
1,355	6.500%, 11/15/35	1,635
	COX Communications, Inc.,
446	3.250%, 12/15/22 (e)	393
162	5.450%, 12/15/14	171
125	8.375%, 03/01/39 (e)	149
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	512
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
400	3.800%, 03/15/22	373

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
1,000	4.600%, 02/15/21	1,004
772	5.000%, 03/01/21	789
2,000	6.000%, 08/15/40	1,909
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,056
319	4.950%, 05/15/42	297
1,177	Historic TW, Inc., 9.150%, 02/01/23	1,550
	NBCUniversal Media LLC,
300	4.375%, 04/01/21	321
800	5.950%, 04/01/41	907
515	6.400%, 04/30/40	616
	News America, Inc.,
100	6.200%, 12/15/34	107
400	6.650%, 11/15/37	461
250	6.900%, 08/15/39	291
1,075	7.300%, 04/30/28	1,268
500	8.000%, 10/17/16	595
415	8.875%, 04/26/23	535
	Thomson Reuters Corp., (Canada),
1,278	3.950%, 09/30/21	1,291
441	4.500%, 05/23/43	386
325	4.700%, 10/15/19	354
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	307
2,127	5.850%, 05/01/17	2,315
400	6.550%, 05/01/37	386
800	8.250%, 04/01/19	935
	Time Warner Entertainment Co. LP,
120	8.375%, 03/15/23	138
1,250	8.375%, 07/15/33	1,396
	Time Warner, Inc.,
525	4.750%, 03/29/21	559
313	5.375%, 10/15/41	311
150	6.200%, 03/15/40	164
172	6.250%, 03/29/41	189
265	6.500%, 11/15/36	296
250	7.625%, 04/15/31	314
171	7.700%, 05/01/32	216
	Viacom, Inc.,
208	1.250%, 02/27/15	209
500	3.125%, 06/15/22	461
67	3.250%, 03/15/23	61
808	3.875%, 12/15/21	795
464	4.375%, 03/15/43	381
100	4.500%, 03/01/21	103

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
250	4.500%, 02/27/42	208
333	Walt Disney Co. (The), 0.450%, 12/01/15	331

		34,191

	Multiline Retail — 0.1%
	Kohl’s Corp.,
400	4.000%, 11/01/21	398
275	6.250%, 12/15/17	314
	Macy’s Retail Holdings, Inc.,
516	2.875%, 02/15/23	465
157	5.125%, 01/15/42	154
200	7.450%, 07/15/17	237
455	Nordstrom, Inc., 4.000%, 10/15/21	474
	Target Corp.,
200	6.000%, 01/15/18	233
268	7.000%, 01/15/38	347

		2,622

	Specialty Retail — 0.1%
533	Gap, Inc. (The), 5.950%, 04/12/21	591
1,765	Home Depot, Inc. (The), 5.400%, 03/01/16	1,954
	Lowe’s Cos., Inc.,
739	4.650%, 04/15/42	721
326	5.125%, 11/15/41	340
750	Series B, 7.110%, 05/15/37	941

		4,547

	Total Consumer Discretionary	49,314

	Consumer Staples — 0.9%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	687
905	5.750%, 04/01/36	1,019
	Anheuser-Busch InBev Worldwide, Inc.,
114	1.500%, 07/14/14	115
515	7.750%, 01/15/19	644
	Coca-Cola Co. (The),
500	3.625%, 03/15/14	508
410	4.875%, 03/15/19	462
	Diageo Capital plc, (United Kingdom),
264	1.500%, 05/11/17	261
510	4.828%, 07/15/20	566
800	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	876
255	Diageo Investment Corp., 8.000%, 09/15/22	336
890	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	955

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Beverages — Continued
355	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	345
	PepsiCo, Inc.,
150	0.800%, 08/25/14	151
287	1.250%, 08/13/17	281
368	3.000%, 08/25/21	358
54	7.900%, 11/01/18	68
500	VAR, 0.472%, 02/26/16	500
	SABMiller Holdings, Inc.,
574	1.850%, 01/15/15 (e)	581
698	3.750%, 01/15/22 (e)	701
	SABMiller plc, (United Kingdom),
700	5.700%, 01/15/14 (e)	713
250	6.500%, 07/01/16 (e)	284

		10,411

	Food & Staples Retailing — 0.3%
	CVS Caremark Corp.,
979	5.750%, 05/15/41	1,094
250	6.125%, 09/15/39	290
1,070	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,158
	Kroger Co. (The),
1,100	5.000%, 04/15/42	1,067
850	7.500%, 01/15/14	871
2,460	7.500%, 04/01/31	3,040
1,031	Walgreen Co., 3.100%, 09/15/22	966
	Wal-Mart Stores, Inc.,
752	5.250%, 09/01/35	813
215	6.200%, 04/15/38	262
350	7.550%, 02/15/30	475

		10,036

	Food Products — 0.3%
200	Archer-Daniels-Midland Co., 5.935%, 10/01/32	224
1,305	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,588
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	211
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	581
535	4.307%, 05/14/21 (e)	562
850	7.350%, 03/06/19 (e)	1,037
	ConAgra Foods, Inc.,
223	1.300%, 01/25/16	225
286	2.100%, 03/15/18	281

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — Continued
	Kellogg Co.,
365	1.750%, 05/17/17	364
608	3.125%, 05/17/22	585
	Kraft Foods Group, Inc.,
814	3.500%, 06/06/22	796
694	5.000%, 06/04/42	681
1,187	6.125%, 08/23/18	1,386
1,793	6.875%, 01/26/39	2,189
	Mondelez International, Inc.,
378	6.125%, 02/01/18	435
1,480	6.500%, 08/11/17	1,715

		12,860

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	206
66	7.500%, 11/01/18	82
806	Procter & Gamble — ESOP, Series A, 9.360%, 01/01/21	1,027
110	Procter & Gamble Co. (The), 5.500%, 02/01/34	128

		1,443

	Total Consumer Staples	34,750

	Energy — 1.5%
	Energy Equipment & Services — 0.2%
225	Cameron International Corp., 1.600%, 04/30/15	226
	Halliburton Co.,
714	3.500%, 08/01/23	705
1,605	7.450%, 09/15/39	2,158
188	National Oilwell Varco, Inc., 1.350%, 12/01/17	183
83	Noble Holding International Ltd., (Cayman Islands), 5.250%, 03/15/42	76
	Transocean, Inc., (Cayman Islands),
361	3.800%, 10/15/22	337
256	6.375%, 12/15/21	282
905	6.500%, 11/15/20	1,001
198	7.350%, 12/15/41	228
100	7.500%, 04/15/31	111
	Weatherford International Ltd., (Bermuda),
311	4.500%, 04/15/22	304
113	5.950%, 04/15/42	108
110	6.500%, 08/01/36	110
350	9.875%, 03/01/39	473

		6,302

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — 1.3%
160	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	187
	Anadarko Petroleum Corp.,
125	5.750%, 06/15/14	130
2,000	7.625%, 03/15/14	2,071
265	8.700%, 03/15/19	339
	Apache Corp.,
615	2.625%, 01/15/23	562
190	3.250%, 04/15/22	185
556	4.750%, 04/15/43	537
500	6.900%, 09/15/18	610
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	239
	BP Capital Markets plc, (United Kingdom),
92	1.375%, 11/06/17	90
929	1.846%, 05/05/17	929
882	2.750%, 05/10/23	798
900	4.742%, 03/11/21	966
2,122	5.250%, 11/07/13	2,140
200	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	263
	Canadian Natural Resources Ltd., (Canada),
350	6.250%, 03/15/38	397
1,000	6.750%, 02/01/39	1,188
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	195
490	4.450%, 09/15/42	441
450	6.750%, 11/15/39	539
	Chevron Corp.,
559	2.427%, 06/24/20	545
1,000	4.950%, 03/03/19	1,136
205	Conoco Funding Co., (Canada), 7.250%, 10/15/31	271
	ConocoPhillips,
325	5.200%, 05/15/18	368
450	5.750%, 02/01/19	522
150	6.000%, 01/15/20	177
200	6.500%, 02/01/39	253
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,184
	Devon Energy Corp.,
750	3.250%, 05/15/22	712
522	4.750%, 05/15/42	481
360	6.300%, 01/15/19	415
	Encana Corp., (Canada),
545	6.500%, 05/15/19	639

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
150	6.500%, 08/15/34	165
925	Eni S.p.A., (Italy), 5.700%, 10/01/40 (e)	879
	EOG Resources, Inc.,
379	2.625%, 03/15/23	346
600	4.100%, 02/01/21	630
180	Hess Corp., 7.875%, 10/01/29	225
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	236
1,000	7.875%, 09/15/31	1,269
250	Magellan Midstream Partners LP, 6.550%, 07/15/19	296
	Marathon Oil Corp.,
888	5.900%, 03/15/18	1,011
1,620	6.000%, 10/01/17	1,855
113	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	109
402	Occidental Petroleum Corp., 1.750%, 02/15/17	402
841	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	736
	Petrobras International Finance Co., (Cayman Islands),
1,020	5.375%, 01/27/21	996
110	6.750%, 01/27/41	102
175	7.875%, 03/15/19	197
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	375
1,045	6.800%, 05/15/38	1,254
	Phillips 66,
314	2.950%, 05/01/17	323
182	4.300%, 04/01/22	184
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	438
	Spectra Energy Capital LLC,
1,615	5.500%, 03/01/14	1,650
500	6.200%, 04/15/18	568
400	8.000%, 10/01/19	482
	Statoil ASA, (Norway),
906	1.150%, 05/15/18	871
353	1.200%, 01/17/18	343
406	2.450%, 01/17/23	371
1,071	2.650%, 01/15/24	979
467	3.125%, 08/17/17	492
300	3.150%, 01/23/22	295
253	4.250%, 11/23/41	238

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	195
250	6.850%, 06/01/39	303
	Talisman Energy, Inc., (Canada),
1,125	5.500%, 05/15/42	1,063
185	5.850%, 02/01/37	182
190	6.250%, 02/01/38	197
850	7.750%, 06/01/19	1,026
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	505
	Tosco Corp.,
300	7.800%, 01/01/27	400
400	8.125%, 02/15/30	544
124	Total Capital Canada Ltd., (Canada), VAR, 0.648%, 01/15/16	125
	Total Capital International S.A., (France),
135	0.750%, 01/25/16	134
262	1.500%, 02/17/17	262
508	1.550%, 06/28/17	504
233	2.875%, 02/17/22	222
	Total Capital S.A., (France),
1,400	2.300%, 03/15/16	1,442
370	4.125%, 01/28/21	390
	TransCanada PipeLines Ltd., (Canada),
550	6.200%, 10/15/37	641
340	6.500%, 08/15/18	404
1,100	7.250%, 08/15/38	1,425
2,000	XTO Energy, Inc., 5.750%, 12/15/13	2,029

		49,819

	Total Energy	56,121

	Financials — 8.6%
	Capital Markets — 1.8%
	Bank of New York Mellon Corp. (The),
357	1.200%, 02/20/15	359
1,789	2.400%, 01/17/17	1,828
900	2.950%, 06/18/15	935
413	3.550%, 09/23/21	418
750	4.600%, 01/15/20	815
	BlackRock, Inc.,
1,200	3.375%, 06/01/22	1,183
540	3.500%, 12/10/14	560
652	5.000%, 12/10/19	734
385	6.250%, 09/15/17	449

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
1,940	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	2,155
260	Charles Schwab Corp. (The), 3.225%, 09/01/22	248
942	Credit Suisse, (Switzerland), 5.500%, 05/01/14	973
755	Credit Suisse USA, Inc., 5.125%, 08/15/15	816
	Deutsche Bank AG, (Germany),
650	3.250%, 01/11/16	679
970	3.875%, 08/18/14	998
355	6.000%, 09/01/17	406
500	FMR LLC, 6.450%, 11/15/39 (e)	573
	Goldman Sachs Group, Inc. (The),
764	2.900%, 07/19/18	763
400	3.300%, 05/03/15	414
3,060	3.625%, 02/07/16	3,205
492	3.700%, 08/01/15	514
2,658	5.150%, 01/15/14	2,702
848	5.250%, 07/27/21	906
1,366	5.375%, 03/15/20	1,486
750	5.500%, 11/15/14	790
800	5.750%, 01/24/22	879
4,100	5.950%, 01/18/18	4,587
949	6.000%, 06/15/20	1,065
240	6.150%, 04/01/18	271
340	6.250%, 09/01/17	384
685	6.750%, 10/01/37	707
2,570	7.500%, 02/15/19	3,066
	ING Bank N.V., (Netherlands),
216	2.000%, 09/25/15 (e)	218
1,445	3.750%, 03/07/17 (e)	1,502
	Jefferies Group LLC,
450	3.875%, 11/09/15	467
1,015	5.125%, 04/13/18	1,079
1,000	6.450%, 06/08/27	1,015
203	6.500%, 01/20/43	204
780	8.500%, 07/15/19	945
	Macquarie Bank Ltd., (Australia),
373	2.000%, 08/15/16 (e)	372
2,847	5.000%, 02/22/17 (e)	3,073
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,293
1,400	6.250%, 01/14/21 (e)	1,505
750	7.300%, 08/01/14 (e)	790
250	7.625%, 08/13/19 (e)	292

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Merrill Lynch & Co., Inc.,
2,215	5.450%, 07/15/14	2,304
2,996	6.400%, 08/28/17	3,416
1,564	6.875%, 04/25/18	1,819
	Morgan Stanley,
179	1.750%, 02/25/16	179
625	4.000%, 07/24/15	653
893	4.200%, 11/20/14	927
1,000	5.450%, 01/09/17	1,088
1,021	5.500%, 07/24/20	1,116
380	5.500%, 07/28/21	413
1,265	5.625%, 09/23/19	1,393
360	5.750%, 01/25/21	398
1,200	6.000%, 05/13/14	1,238
400	6.625%, 04/01/18	458
370	6.750%, 10/15/13	372
970	7.300%, 05/13/19	1,148
	Nomura Holdings, Inc., (Japan),
1,050	4.125%, 01/19/16	1,099
150	5.000%, 03/04/15	157
547	6.700%, 03/04/20	616
359	State Street Corp., 3.100%, 05/15/23	333
	UBS AG, (Switzerland),
1,337	3.875%, 01/15/15	1,393
365	4.875%, 08/04/20	401
244	5.750%, 04/25/18	280
247	5.875%, 12/20/17	284

		70,108

	Commercial Banks — 2.5%
550	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	570
	Australia & New Zealand Banking Group Ltd., (Australia),
1,268	2.400%, 11/23/16 (e)	1,307
900	3.250%, 03/01/16 (e)	942
228	4.875%, 01/12/21 (e)	246
	Bank of Montreal, (Canada),
741	1.300%, 10/31/14 (e)	749
1,666	1.400%, 09/11/17	1,628
1,106	2.550%, 11/06/22	1,014
	Bank of Nova Scotia, (Canada),
1,034	1.650%, 10/29/15 (e)	1,054
2,000	2.550%, 01/12/17	2,050
737	3.400%, 01/22/15	764

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,275	2.350%, 02/23/17 (e)	1,286
679	3.850%, 01/22/15 (e)	706
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	282
800	2.500%, 09/21/15 (e)	826
1,735	2.750%, 02/23/15	1,779
310	5.000%, 09/22/16	341
700	5.200%, 07/10/14	726
1,000	6.050%, 12/04/17 (e)	1,101
	BB&T Corp.,
655	3.375%, 09/25/13	656
750	3.950%, 04/29/16	801
740	4.900%, 06/30/17	804
1,885	5.700%, 04/30/14	1,949
370	6.850%, 04/30/19	446
695	Branch Banking & Trust Co., 5.625%, 09/15/16	776
	Canadian Imperial Bank of Commerce, (Canada),
226	0.900%, 10/01/15	226
4,000	2.600%, 07/02/15 (e)	4,139
1,650	Capital One Bank USA N.A., 3.375%, 02/15/23	1,535
260	Comerica, Inc., 3.000%, 09/16/15	270
1,080	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	1,106
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
143	2.125%, 10/13/15	147
2,400	3.200%, 03/11/15 (e)	2,484
455	3.375%, 01/19/17	479
789	3.875%, 02/08/22	783
500	5.800%, 09/30/10 (e) (††)	506
2,011	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	2,062
760	Fifth Third Bancorp, 5.450%, 01/15/17	834
	HSBC Bank plc, (United Kingdom),
1,745	1.625%, 07/07/14 (e)	1,758
1,438	3.100%, 05/24/16 (e)	1,507
666	4.125%, 08/12/20 (e)	692
575	4.750%, 01/19/21 (e)	619
	HSBC Holdings plc, (United Kingdom),
500	4.000%, 03/30/22	504
530	4.875%, 01/14/22	568
556	5.100%, 04/05/21	608
600	6.100%, 01/14/42	709

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
500	ING Bank N.V., (Netherlands), 1.375%, 03/07/16 (e)	496
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,456
	National Australia Bank Ltd., (Australia),
1,500	2.000%, 06/20/17 (e)	1,516
750	2.750%, 09/28/15 (e)	777
1,000	3.000%, 07/27/16 (e)	1,047
795	3.750%, 03/02/15 (e)	829
1,353	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,360
250	National City Bank, 5.800%, 06/07/17	283
	Nordea Bank AB, (Sweden),
1,000	1.625%, 05/15/18 (e)	967
600	1.750%, 10/04/13 (e)	601
1,800	3.125%, 03/20/17 (e)	1,863
945	4.875%, 05/13/21 (e)	969
837	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	846
400	PNC Bank N.A., 6.875%, 04/01/18	475
	PNC Funding Corp.,
659	3.300%, 03/08/22	639
567	4.375%, 08/11/20	605
940	5.250%, 11/15/15	1,022
950	5.625%, 02/01/17	1,053
595	6.700%, 06/10/19	710
	Royal Bank of Canada, (Canada),
985	1.200%, 09/19/17	962
1,000	2.200%, 07/27/18	998
402	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	391
927	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	864
820	SunTrust Banks, Inc., 6.000%, 09/11/17	933
1,411	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	1,473
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,356
1,140	2.200%, 07/29/15 (e)	1,173
	U.S. Bancorp,
550	1.650%, 05/15/17	547
675	2.450%, 07/27/15	697
540	3.000%, 03/15/22	523
566	4.125%, 05/24/21	595
1,107	7.500%, 06/01/26	1,397

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
	Wachovia Bank N.A.,
1,000	5.600%, 03/15/16	1,104
250	6.000%, 11/15/17	286
1,125	6.600%, 01/15/38	1,374
	Wachovia Corp.,
695	4.875%, 02/15/14	709
4,780	5.750%, 02/01/18	5,476
	Wells Fargo & Co.,
1,826	2.625%, 12/15/16	1,895
850	3.500%, 03/08/22	844
500	4.600%, 04/01/21	539
2,350	5.625%, 12/11/17	2,680
1,025	SUB, 3.676%, 06/15/16	1,089
	Wells Fargo Bank N.A.,
1,515	4.750%, 02/09/15	1,597
250	5.750%, 05/16/16	278
	Westpac Banking Corp., (Australia),
900	4.200%, 02/27/15	945
2,141	4.875%, 11/19/19	2,383

		96,961

	Consumer Finance — 0.9%
700	American Express Co., 7.000%, 03/19/18	838
	American Express Credit Corp.,
361	2.375%, 03/24/17	370
1,028	2.800%, 09/19/16	1,073
1,150	5.125%, 08/25/14	1,201
	American Honda Finance Corp.,
667	1.450%, 02/27/15 (e)	673
363	1.500%, 09/11/17 (e)	356
533	1.600%, 02/16/18 (e)	520
565	2.125%, 02/28/17 (e)	570
1,599	2.600%, 09/20/16 (e)	1,655
150	7.625%, 10/01/18 (e)	186
	Capital One Financial Corp.,
273	1.000%, 11/06/15	271
1,281	3.500%, 06/15/23 (e)	1,203
2,140	7.375%, 05/23/14	2,241
	Caterpillar Financial Services Corp.,
402	2.850%, 06/01/22	380
560	5.500%, 03/15/16	617
1,300	6.200%, 09/30/13	1,306
305	7.050%, 10/01/18	373
545	7.150%, 02/15/19	668

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
	Ford Motor Credit Co. LLC,
1,253	3.000%, 06/12/17	1,263
1,917	3.984%, 06/15/16	2,001
561	4.207%, 04/15/16	588
200	4.250%, 09/20/22	195
803	VAR, 1.516%, 05/09/16	804
	HSBC Finance Corp.,
3,538	5.000%, 06/30/15	3,761
2,200	5.250%, 01/15/14	2,237
207	7.350%, 11/27/32	236
	HSBC USA, Inc.,
800	1.625%, 01/16/18	776
1,500	2.375%, 02/13/15	1,534
	John Deere Capital Corp.,
759	1.200%, 10/10/17	741
335	1.700%, 01/15/20	313
400	2.250%, 04/17/19	398
233	3.150%, 10/15/21	230
874	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	848
663	PACCAR Financial Corp., 1.600%, 03/15/17	656
	Toyota Motor Credit Corp.,
1,120	1.000%, 02/17/15	1,128
2,480	2.000%, 09/15/16	2,537
962	3.200%, 06/17/15	1,005

		35,752

	Diversified Financial Services — 1.8%
1,221	Associates Corp. of North America, 6.950%, 11/01/18	1,433
	Bank of America Corp.,
600	2.000%, 01/11/18	582
520	3.625%, 03/17/16	545
547	4.100%, 07/24/23	538
2,065	5.000%, 05/13/21	2,187
2,720	5.625%, 10/14/16	3,012
740	5.625%, 07/01/20	814
645	5.650%, 05/01/18	719
420	5.750%, 12/01/17	470
400	5.875%, 01/05/21	446
150	7.375%, 05/15/14	157
600	7.625%, 06/01/19	722
1,510	Bank of America Corp., 7.800%, 09/15/16	1,730
1,455	Bank of America N.A., 5.300%, 03/15/17	1,587
725	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	753

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
	Citigroup, Inc.,
450	2.250%, 08/07/15	458
423	3.375%, 03/01/23	399
500	4.450%, 01/10/17	538
433	4.500%, 01/14/22	451
842	4.587%, 12/15/15	900
856	4.700%, 05/29/15	905
1,022	4.750%, 05/19/15	1,083
3,127	5.000%, 09/15/14	3,249
1,270	5.125%, 05/05/14	1,306
1,225	5.375%, 08/09/20	1,358
321	5.875%, 01/30/42	357
120	6.000%, 12/13/13	122
2,154	6.000%, 08/15/17	2,438
780	6.010%, 01/15/15	831
350	6.125%, 11/21/17	401
555	6.375%, 08/12/14	585
250	6.625%, 01/15/28	283
400	8.125%, 07/15/39	551
1,409	8.500%, 05/22/19	1,786
	CME Group, Inc.,
1,155	3.000%, 09/15/22	1,083
1,500	5.750%, 02/15/14	1,534
	General Electric Capital Corp.,
167	1.000%, 12/11/15	167
1,100	1.625%, 07/02/15	1,114
750	2.300%, 04/27/17	760
2,000	3.150%, 09/07/22	1,858
650	4.625%, 01/07/21	688
2,100	4.650%, 10/17/21	2,213
191	5.300%, 02/11/21	206
2,500	5.400%, 02/15/17	2,791
6,165	5.625%, 05/01/18	7,034
1,000	5.650%, 06/09/14	1,040
310	5.875%, 01/14/38	336
2,622	Series A, 6.750%, 03/15/32	3,142
539	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	493
626	MassMutual Global Funding II, 2.500%, 10/17/22 (e)	564
1,120	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	1,168
300	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	318

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
	National Rural Utilities Cooperative Finance Corp.,
665	4.750%, 03/01/14	679
200	10.375%, 11/01/18	275
550	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	583
	Shell International Finance B.V., (Netherlands),
212	1.125%, 08/21/17	208
275	4.000%, 03/21/14	280
1,020	4.300%, 09/22/19	1,112
1,005	4.375%, 03/25/20	1,098
1,280	6.375%, 12/15/38	1,601

		66,041

	Insurance — 1.2%
	ACE INA Holdings, Inc.,
455	2.600%, 11/23/15	472
410	5.600%, 05/15/15	442
	Aflac, Inc.,
228	2.650%, 02/15/17	233
1,021	3.625%, 06/15/23	986
260	4.000%, 02/15/22	264
317	6.450%, 08/15/40	377
200	8.500%, 05/15/19	256
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	634
651	Allstate Corp. (The), 3.150%, 06/15/23	626
2,985	American International Group, Inc., 5.450%, 05/18/17	3,314
	Aon Corp.,
402	3.125%, 05/27/16	419
336	3.500%, 09/30/15	352
306	6.250%, 09/30/40	350
	Berkshire Hathaway Finance Corp.,
404	1.300%, 05/15/18	391
233	2.450%, 12/15/15	242
233	3.000%, 05/15/22	224
748	4.300%, 05/15/43	681
1,574	4.400%, 05/15/42	1,463
1,670	5.400%, 05/15/18	1,913
	Berkshire Hathaway, Inc.,
1,387	3.400%, 01/31/22	1,387
840	3.750%, 08/15/21	862
120	Chubb Corp. (The), 5.750%, 05/15/18	139
	CNA Financial Corp.,
750	5.850%, 12/15/14	795

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
785	5.875%, 08/15/20	888
408	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	429
	Lincoln National Corp.,
345	4.200%, 03/15/22	351
253	4.850%, 06/24/21	270
280	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	292
	MassMutual Global Funding II,
1,500	2.000%, 04/05/17 (e)	1,491
338	2.875%, 04/21/14 (e)	343
540	3.125%, 04/14/16 (e)	567
920	MetLife Institutional Funding II, VAR, 1.174%, 04/04/14 (e)	925
535	MetLife, Inc., Series A, 6.817%, 08/15/18	645
	Metropolitan Life Global Funding I,
604	1.700%, 06/29/15 (e)	612
300	1.875%, 06/18/18 (e)	293
1,150	2.000%, 01/10/14 (e)	1,157
820	2.500%, 09/29/15 (e)	847
400	3.125%, 01/11/16 (e)	416
1,900	3.650%, 06/14/18 (e)	2,004
1,277	3.875%, 04/11/22 (e)	1,298
100	5.125%, 06/10/14 (e)	104
1,093	5.200%, 09/18/13 (e)	1,095
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,432
	New York Life Global Funding,
740	0.750%, 07/24/15 (e)	739
350	1.300%, 01/12/15 (e)	353
2,637	5.375%, 09/15/13 (e)	2,642
650	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	667
570	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	792
	Pricoa Global Funding I,
384	1.600%, 05/29/18 (e)	371
2,100	5.450%, 06/11/14 (e)	2,178
166	Principal Financial Group, Inc., 1.850%, 11/15/17	163
304	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	304
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,207
275	Travelers Cos., Inc. (The), 5.800%, 05/15/18	319

		44,016

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — 0.3%
471	American Tower Trust I, 1.551%, 03/15/18 (e)	454
	CommonWealth REIT,
600	5.875%, 09/15/20	604
1,340	6.650%, 01/15/18	1,437
608	ERP Operating LP, 4.625%, 12/15/21	636
	HCP, Inc.,
331	2.625%, 02/01/20	310
161	3.750%, 02/01/19	165
895	5.375%, 02/01/21	969
534	ProLogis LP, 4.250%, 08/15/23	526
	Simon Property Group LP,
917	2.150%, 09/15/17	922
579	4.125%, 12/01/21	600
32	4.200%, 02/01/15	33
200	4.375%, 03/01/21	211
705	5.625%, 08/15/14	736
675	6.100%, 05/01/16	753
345	6.125%, 05/30/18	403
370	6.750%, 05/15/14	380
	WEA Finance LLC/WT Finance Aust Pty Ltd.,
579	3.375%, 10/03/22 (e)	540
1,848	6.750%, 09/02/19 (e)	2,182

		11,861

	Thrifts & Mortgage Finance — 0.1%
400	Countrywide Financial Corp., 6.250%, 05/15/16	434
	Stadshypotek AB, (Sweden),
1,463	1.450%, 09/30/13 (e)	1,465
1,148	1.875%, 10/02/19 (e)	1,089

		2,988

	Total Financials	327,727

	Health Care — 0.5%
	Biotechnology — 0.2%
	Amgen, Inc.,
1,000	3.875%, 11/15/21	1,004
237	4.500%, 03/15/20	253
500	4.950%, 10/01/41	472
2,000	5.150%, 11/15/41	1,946
265	5.650%, 06/15/42	274
570	5.700%, 02/01/19	651
720	5.750%, 03/15/40	757

1,336	Celgene Corp., 3.250%, 08/15/22	1,255

		6,612

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
286	1.850%, 06/15/18	284
380	4.000%, 03/01/14	386
245	4.625%, 03/15/15	260
100	Becton Dickinson and Co., 5.000%, 05/15/19	112

		1,042

	Health Care Providers & Services — 0.1%
	Aetna, Inc.,
265	4.500%, 05/15/42	246
440	6.750%, 12/15/37	540
164	McKesson Corp., 0.950%, 12/04/15	164
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	381
	UnitedHealth Group, Inc.,
173	2.750%, 02/15/23	159
400	2.875%, 03/15/23	371
975	3.375%, 11/15/21	963
620	6.625%, 11/15/37	765
	WellPoint, Inc.,
467	2.300%, 07/15/18	462
615	3.125%, 05/15/22	579
280	3.300%, 01/15/23	263
500	4.625%, 05/15/42	462
535	4.650%, 01/15/43	495

		5,850

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
952	1.750%, 11/06/17	939
609	2.900%, 11/06/22	567
275	Actavis, Inc., 3.250%, 10/01/22	256
645	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	669
	GlaxoSmithKline Capital, Inc.,
485	4.375%, 04/15/14	497
750	5.650%, 05/15/18	865
530	6.375%, 05/15/38	659
	Merck & Co., Inc.,
474	2.400%, 09/15/22	435
562	2.800%, 05/18/23	525
650	6.000%, 09/15/17	753
650	Pfizer, Inc., 3.000%, 06/15/23	617
	Zoetis, Inc.,
193	1.875%, 02/01/18 (e)	189

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Pharmaceuticals — Continued
123	4.700%, 02/01/43 (e)	116

		7,087

	Total Health Care	20,591

	Industrials — 1.1%
	Aerospace & Defense — 0.2%
400	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	457
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	704
200	Boeing Co. (The), 7.950%, 08/15/24	272
557	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	507
390	Honeywell International, Inc., 5.300%, 03/01/18	444
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	395
1,281	4.070%, 12/15/42	1,132
292	4.850%, 09/15/41	290
300	Northrop Grumman Systems Corp., 7.750%, 02/15/31	389
215	Precision Castparts Corp., 0.700%, 12/20/15	214
	United Technologies Corp.,
214	1.800%, 06/01/17	215
681	3.100%, 06/01/22	664
914	4.500%, 06/01/42	900
1,261	6.125%, 02/01/19	1,492

		8,075

	Air Freight & Logistics — 0.0% (g)
214	United Parcel Service, Inc., 2.450%, 10/01/22	198

	Airlines — 0.1%
441	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	426
228	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	236
688	American Airlines, 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e)	691
243	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	263
439	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	467
212	Continental Airlines, 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	208
542	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	580
198	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	212

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Airlines — Continued
465	Delta Air Lines, 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	494

		3,577

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
820	3.500%, 07/15/22	685
264	4.125%, 06/15/23	229
328	4.875%, 07/15/42	240
200	Pitney Bowes, Inc., 5.600%, 03/15/18	214
614	Republic Services, Inc., 3.550%, 06/01/22	595
	Waste Management, Inc.,
214	4.750%, 06/30/20	230
455	7.375%, 03/11/19	546

		2,739

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
226	1.625%, 05/08/17	224
292	2.875%, 05/08/22	278
145	4.375%, 05/08/42	137
789	Fluor Corp., 3.375%, 09/15/21	781

		1,420

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
182	1.500%, 11/02/17 (e)	178
170	4.000%, 11/02/32 (e)	156
500	5.600%, 05/15/18	566
300	7.625%, 04/01/24	356

		1,256

	Industrial Conglomerates — 0.1%
592	Danaher Corp., 3.900%, 06/23/21	618
212	General Electric Co., 2.700%, 10/09/22	198
290	Ingersoll-Rand Co., 6.391%, 11/15/27	315
412	Ingersoll-Rand Global Holding Co., Ltd., (Bermuda), 4.250%, 06/15/23 (e)	405
	Koninklijke Philips N.V., (Netherlands),
970	3.750%, 03/15/22	961
409	5.750%, 03/11/18	469
130	7.200%, 06/01/26	156
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	339

		3,461

	Machinery — 0.1%
164	Caterpillar, Inc., 2.600%, 06/26/22	153

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Machinery — Continued
	Deere & Co.,
819	2.600%, 06/08/22	768
346	3.900%, 06/09/42	308
1,920	Illinois Tool Works, Inc., 3.900%, 09/01/42	1,663
205	Parker Hannifin Corp., 5.500%, 05/15/18	231

		3,123

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
200	3.000%, 03/15/23	186
522	3.050%, 03/15/22	497
300	3.450%, 09/15/21	299
136	3.600%, 09/01/20	140
375	4.375%, 09/01/42	340
769	5.150%, 09/01/43	780
1,000	5.400%, 06/01/41	1,048
540	5.650%, 05/01/17	610
250	5.750%, 03/15/18	287
425	5.750%, 05/01/40	465
250	6.700%, 08/01/28	295
450	7.000%, 02/01/14	461
	Canadian Pacific Railway Co., (Canada),
250	7.125%, 10/15/31	304
	CSX Corp.,
191	4.100%, 03/15/44	165
300	4.250%, 06/01/21	316
575	5.500%, 04/15/41	607
145	6.250%, 04/01/15	157
205	7.375%, 02/01/19	250
500	7.900%, 05/01/17	592
	ERAC USA Finance LLC,
154	2.250%, 01/10/14 (e)	155
355	2.750%, 03/15/17 (e)	360
559	4.500%, 08/16/21 (e)	576
436	5.625%, 03/15/42 (e)	444
350	6.375%, 10/15/17 (e)	402
746	6.700%, 06/01/34 (e)	845
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	730
595	3.950%, 10/01/42	512
100	6.000%, 03/15/05	109
1,776	6.000%, 05/23/11 (†)	1,935
355	7.700%, 05/15/17	427
479	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	474

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — Continued
	Ryder System, Inc.,
484	2.500%, 03/01/17	485
434	3.600%, 03/01/16	454
	Union Pacific Corp.,
182	2.950%, 01/15/23	172
838	3.646%, 02/15/24 (e)	831
710	4.163%, 07/15/22	742
200	4.300%, 06/15/42	188
235	4.875%, 01/15/15	248
	United Parcel Service of America, Inc.,
355	8.375%, 04/01/20	458
160	SUB, 8.375%, 04/01/30	219

		18,565

	Total Industrials	42,414

	Information Technology — 1.1%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
878	5.500%, 02/22/16	975
350	5.500%, 01/15/40	391
755	5.900%, 02/15/39	885

		2,251

	Computers & Peripherals — 0.4%
	Apple, Inc.,
2,556	2.400%, 05/03/23	2,310
2,069	VAR, 0.516%, 05/03/18	2,066
300	Dell, Inc., 7.100%, 04/15/28	289
	EMC Corp.,
850	1.875%, 06/01/18	840
1,000	3.375%, 06/01/23	967
	Hewlett-Packard Co.,
583	2.600%, 09/15/17	585
600	4.300%, 06/01/21	579
781	4.375%, 09/15/21	750
387	4.650%, 12/09/21	379
670	4.750%, 06/02/14	689
1,365	5.400%, 03/01/17	1,495
2,500	6.000%, 09/15/41	2,293
1,230	6.125%, 03/01/14	1,260

		14,502

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.000%, 03/01/18	219
575	3.375%, 11/01/15	595

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electronic Equipment, Instruments & Components — Continued
190	4.500%, 03/01/23	186
165	6.000%, 04/01/20	178
485	6.875%, 06/01/18	551
1,088	7.500%, 01/15/27	1,226

		2,955

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
300	2.600%, 07/15/22	277
271	4.000%, 07/15/42	228

		505

	IT Services — 0.2%
	International Business Machines Corp.,
409	1.250%, 02/06/17	405
3,267	1.625%, 05/15/20	3,032
2,600	5.700%, 09/14/17	2,989
690	6.220%, 08/01/27	833
1,075	7.625%, 10/15/18	1,355

		8,614

	Office Electronics — 0.0% (g)
	Xerox Corp.,
196	2.950%, 03/15/17	200
270	4.500%, 05/15/21	279
610	5.625%, 12/15/19	674
550	6.750%, 02/01/17	627
100	8.250%, 05/15/14	105

		1,885

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
697	3.300%, 10/01/21	690
685	4.000%, 12/15/32	641
1,360	National Semiconductor Corp., 6.600%, 06/15/17	1,587
	Texas Instruments, Inc.,
750	1.375%, 05/15/14	755
365	1.650%, 08/03/19	349

		4,022

	Software — 0.2%
360	Intuit, Inc., 5.750%, 03/15/17	399
	Microsoft Corp.,
262	0.875%, 11/15/17	254
720	1.625%, 09/25/15	736
384	2.125%, 11/15/22	344

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — Continued
810	2.375%, 05/01/23	735
117	4.500%, 10/01/40	114
	Oracle Corp.,
500	5.000%, 07/08/19	567
1,412	5.250%, 01/15/16	1,554
728	5.750%, 04/15/18	843
465	6.500%, 04/15/38	580

		6,126

	Total Information Technology	40,860

	Materials — 0.5%
	Chemicals — 0.3%
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	499
385	4.125%, 11/15/21	391
203	4.250%, 11/15/20	211
200	5.250%, 11/15/41	200
370	7.375%, 11/01/29	474
158	8.550%, 05/15/19	201
	E.I. du Pont de Nemours & Co.,
635	1.950%, 01/15/16	648
350	4.900%, 01/15/41	358
1,630	6.000%, 07/15/18	1,918
	Ecolab, Inc.,
447	1.450%, 12/08/17	435
150	5.500%, 12/08/41	161
	Mosaic Co. (The),
280	3.750%, 11/15/21	270
79	4.875%, 11/15/41	73
85	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	87
	PPG Industries, Inc.,
114	5.500%, 11/15/40	121
700	6.650%, 03/15/18	819
355	9.000%, 05/01/21	465
	Praxair, Inc.,
662	4.625%, 03/30/15	704
885	5.250%, 11/15/14	935
1,000	Union Carbide Corp., 7.500%, 06/01/25	1,171
850	7.750%, 10/01/96	947

		11,088

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
410	5.400%, 03/29/17	459
425	5.500%, 04/01/14	437

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Metals & Mining — Continued
560	6.500%, 04/01/19	663
	Freeport-McMoRan Copper & Gold, Inc.,
1,329	2.150%, 03/01/17	1,301
688	3.100%, 03/15/20 (e)	624
400	3.875%, 03/15/23 (e)	357
299	5.450%, 03/15/43 (e)	258
283	Nucor Corp., 4.000%, 08/01/23	276
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	268
	Rio Tinto Finance USA Ltd., (Australia),
117	3.500%, 11/02/20	115
550	3.750%, 09/20/21	535
650	9.000%, 05/01/19	833
393	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	384

		6,510

	Total Materials	17,598

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
345	0.900%, 02/12/16	343
879	4.300%, 12/15/42	755
462	4.350%, 06/15/45	395
850	4.450%, 05/15/21	900
386	5.100%, 09/15/14	404
375	5.350%, 09/01/40	373
250	5.500%, 02/01/18	284
2,700	6.300%, 01/15/38	3,009
	BellSouth Corp.,
1,373	5.200%, 09/15/14	1,437
25	6.875%, 10/15/31	28
	BellSouth Telecommunications, Inc.,
578	6.300%, 12/15/15	596
300	7.000%, 10/01/25	342
	British Telecommunications plc, (United Kingdom),
200	2.000%, 06/22/15	203
150	9.625%, 12/15/30	227
500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	510
600	Centel Capital Corp., 9.000%, 10/15/19	717
	CenturyLink, Inc.,
1,380	Series S, 6.450%, 06/15/21	1,373
770	Series P, 7.600%, 09/15/39	693

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	339
1,150	4.875%, 07/08/14	1,190
232	4.875%, 03/06/42 (e)	220
400	6.000%, 07/08/19	467
325	8.750%, 06/15/30	455
2,600	GTE Corp., 6.840%, 04/15/18	3,057
1,742	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,837
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	262
	Orange S.A., (France),
560	2.750%, 09/14/16	575
1,305	8.500%, 03/01/31	1,768
741	Qwest Corp., 6.750%, 12/01/21	794
	Telecom Italia Capital S.A., (Luxembourg),
1,621	5.250%, 11/15/13	1,633
765	6.999%, 06/04/18	828
	Telefonica Emisiones S.A.U., (Spain),
252	3.192%, 04/27/18	246
316	5.462%, 02/16/21	323
515	5.877%, 07/15/19	549
300	6.421%, 06/20/16	328
	Verizon Communications, Inc.,
650	5.500%, 04/01/17	730
443	5.550%, 02/15/16	488
100	5.850%, 09/15/35	105
175	6.400%, 02/15/38	197
1,250	7.350%, 04/01/39	1,554
1,475	7.750%, 12/01/30	1,881
500	Verizon New England, Inc., 7.875%, 11/15/29	599
	Verizon Pennsylvania LLC,
750	6.000%, 12/01/28	769
1,444	8.350%, 12/15/30	1,787

		35,570

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
640	2.375%, 09/08/16	650
592	3.125%, 07/16/22	533
485	Crown Castle Towers LLC, 3.214%, 08/15/35 (e)	497
400	Rogers Communications, Inc., (Canada), 8.750%, 05/01/32	526
	Vodafone Group plc, (United Kingdom),

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
350	1.500%, 02/19/18	337
1,200	1.625%, 03/20/17	1,183
1,145	5.000%, 09/15/15	1,234

		4,960

	Total Telecommunication Services	40,530

	Utilities — 1.6%
	Electric Utilities — 1.2%
229	Alabama Power Co., 6.125%, 05/15/38	271
286	American Electric Power Co., Inc., 1.650%, 12/15/17	278
	Arizona Public Service Co.,
296	4.500%, 04/01/42	284
467	5.050%, 09/01/41	488
380	Baltimore Gas & Electric Co., 2.800%, 08/15/22	358
1,005	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	1,196
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	839
185	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	213
224	DTE Electric Co., 2.650%, 06/15/22	212
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	122
660	5.100%, 04/15/18	746
100	6.000%, 01/15/38	118
	Duke Energy Florida, Inc.,
290	5.650%, 06/15/18	334
240	6.400%, 06/15/38	295
1,310	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,613
	Duke Energy Progress, Inc.,
525	2.800%, 05/15/22	501
273	4.100%, 05/15/42	251
125	4.100%, 03/15/43	115
888	5.125%, 09/15/13	890
310	5.300%, 01/15/19	355
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	976
	Florida Power & Light Co.,
420	5.950%, 10/01/33	506
335	5.950%, 02/01/38	403
	Georgia Power Co.,
210	5.950%, 02/01/39	242
225	6.000%, 11/01/13	227
229	Great Plains Energy, Inc., 4.850%, 06/01/21	244

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
	Hydro-Quebec, (Canada),
350	8.050%, 07/07/24	472
1,000	8.400%, 01/15/22	1,333
100	Indiana Michigan Power Co., 7.000%, 03/15/19	119
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	119
769	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	777
	Kansas City Power & Light Co.,
403	3.150%, 03/15/23	380
1,400	5.300%, 10/01/41	1,451
17	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	17
105	MidAmerican Energy Co., 5.300%, 03/15/18	119
	Nevada Power Co.,
55	5.375%, 09/15/40	61
305	5.450%, 05/15/41	343
720	6.500%, 08/01/18	858
100	Series N, 6.650%, 04/01/36	126
	NextEra Energy Capital Holdings, Inc.,
196	1.200%, 06/01/15	197
725	6.000%, 03/01/19	834
280	7.875%, 12/15/15	321
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	333
510	Northern States Power Co., 6.250%, 06/01/36	636
	Ohio Power Co.,
320	5.750%, 09/01/13	320
310	6.050%, 05/01/18	357
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	1,003
110	7.000%, 09/01/22	136
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	493
71	3.250%, 09/15/21	70
250	3.250%, 06/15/23	238
217	4.450%, 04/15/42	200
390	4.500%, 12/15/41	363
780	5.625%, 11/30/17	892
100	6.050%, 03/01/34	113
160	8.250%, 10/15/18	204
	PacifiCorp,
180	5.500%, 01/15/19	208
150	5.650%, 07/15/18	175

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
	Peco Energy Co.,
350	2.375%, 09/15/22	325
175	5.350%, 03/01/18	200
1,070	Potomac Electric Power Co., 6.500%, 11/15/37	1,358
	Progress Energy, Inc.,
673	3.150%, 04/01/22	644
300	6.050%, 03/15/14	308
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	227
90	3.200%, 11/15/20	91
125	5.800%, 08/01/18	146
2,490	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	2,954
	Public Service Electric & Gas Co.,
205	5.300%, 05/01/18	234
277	5.375%, 11/01/39	309
2,000	6.330%, 11/01/13	2,018
	Southern California Edison Co.,
175	4.150%, 09/15/14	181
765	5.500%, 08/15/18	883
391	5.750%, 03/15/14	402
200	5.950%, 02/01/38	239
1,185	6.050%, 03/15/39	1,445
	Southern Co. (The),
363	1.950%, 09/01/16	369
270	4.150%, 05/15/14	277
570	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	733
312	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	300
	Virginia Electric and Power Co.,
1,395	5.400%, 04/30/18	1,602
625	5.950%, 09/15/17	725
	Wisconsin Electric Power Co.,
21	2.950%, 09/15/21	21
450	6.000%, 04/01/14	464
265	6.250%, 12/01/15	296
	Xcel Energy, Inc.,
162	0.750%, 05/09/16	160
92	4.800%, 09/15/41	92
200	6.500%, 07/01/36	245

		42,593

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Gas Utilities — 0.1%
	AGL Capital Corp.,
208	4.400%, 06/01/43	193
1,445	5.875%, 03/15/41	1,620
	Atmos Energy Corp.,
828	4.150%, 01/15/43	753
285	8.500%, 03/15/19	364
308	Boston Gas Co., 4.487%, 02/15/42 (e)	293
335	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	389

		3,612

	Independent Power Producers & Energy Traders — 0.1%
	Exelon Generation Co. LLC,
1,020	4.000%, 10/01/20	1,014
235	5.750%, 10/01/41	233
1,500	PPL Energy Supply LLC, 4.600%, 12/15/21	1,505
772	PSEG Power LLC, 5.125%, 04/15/20	842
202	Southern Power Co., 5.150%, 09/15/41	202

		3,796

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
563	3.500%, 09/15/21	567
1,243	6.375%, 07/15/16	1,406
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	688
	Consumers Energy Co.,
216	2.850%, 05/15/22	209
130	5.650%, 04/15/20	151
235	Delmarva Power & Light Co., 4.000%, 06/01/42	217
	Dominion Resources, Inc.,
920	Series F, 5.250%, 08/01/33	994
300	7.000%, 06/15/38	385
600	8.875%, 01/15/19	774
	Nisource Finance Corp.,
370	3.850%, 02/15/23	358
360	4.450%, 12/01/21	369
1,256	5.800%, 02/01/42	1,305
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	350
275	6.000%, 06/01/26	333
	Sempra Energy,
350	2.875%, 10/01/22	323
1,145	6.150%, 06/15/18	1,325
180	6.500%, 06/01/16	204

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multi-Utilities — Continued
860	8.900%, 11/15/13	874
435	9.800%, 02/15/19	581

		11,413

	Water Utilities — 0.0% (g)
1,100	American Water Capital Corp., 6.085%, 10/15/17	1,266

	Total Utilities	62,680

	Total Corporate Bonds (Cost $665,696)	692,585

Foreign Government Securities — 1.1%
	Israel Government AID Bond, (Israel),
1,973	Zero Coupon, 08/15/17	1,858
20,000	Zero Coupon, 03/15/18	18,482
1,776	Zero Coupon, 02/15/22	1,366
1,500	Zero Coupon, 11/01/23	1,050
1,500	Zero Coupon, 11/01/24	998
1,000	5.500%, 09/18/33	1,194
	Province of Ontario, (Canada),
1,387	1.650%, 09/27/19	1,320
700	2.700%, 06/16/15	726
2,220	2.950%, 02/05/15	2,297
377	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	495
5,000	Tunisia Government AID Bond, (Tunisia), 1.686%, 07/16/19	4,810
	United Mexican States, (Mexico),
120	4.750%, 03/08/44	104
856	6.625%, 03/03/15	929
3,338	Series A, 7.500%, 04/08/33	4,189

	Total Foreign Government Securities (Cost $39,580)	39,818

Mortgage Pass-Through Securities — 14.8%
	Federal Home Loan Mortgage Corp.,
39	ARM, 2.089%, 07/01/19	41
483	ARM, 2.241%, 10/01/36	510
39	ARM, 2.330%, 04/01/30	41
606	ARM, 2.355%, 12/01/33	637
143	ARM, 2.375%, 05/01/36	152
1,099	ARM, 2.398%, 03/01/37	1,174
369	ARM, 2.540%, 12/01/36	395
1,108	ARM, 2.561%, 04/01/34	1,168
303	ARM, 2.641%, 02/01/36	321
474	ARM, 2.693%, 12/01/34	502
496	ARM, 2.707%, 11/01/36	526

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

123		ARM, 2.713%, 10/01/36	132
273		ARM, 2.755%, 02/01/37	291
637		ARM, 3.239%, 10/01/36	670
2,480		ARM, 4.006%, 07/01/40	2,617
698		ARM, 4.399%, 02/01/36	742
474		ARM, 5.030%, 07/01/36	511
701		ARM, 5.031%, 01/01/35	750
657		ARM, 5.074%, 11/01/36	699
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
755		4.000%, 08/01/18 - 05/01/19	796
145		4.500%, 08/01/18	153
407		5.000%, 12/01/18	431
3,363		5.500%, 06/01/17 - 01/01/24	3,639
60		6.000%, 04/01/18	64
516		6.500%, 08/01/16 - 02/01/19	546
12		7.000%, 04/01/17	13
—	(h)	7.500%, 10/01/14	—	(h)
2		8.500%, 11/01/15	2
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,996		3.500%, 01/01/32 - 03/01/32	3,053
126		6.000%, 12/01/22	138
381		6.500%, 11/01/22	421
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,670		3.500%, 04/01/43	4,660
1,400		4.000%, 09/01/35	1,448
6,367		4.500%, 05/01/41	6,707
5,906		5.000%, 09/01/34 - 08/01/40	6,377
2,460		5.500%, 10/01/33 - 07/01/35	2,667
423		6.000%, 12/01/33 - 01/01/34	467
2,583		6.500%, 11/01/34 - 11/01/36	2,908
771		7.000%, 07/01/32 - 10/01/36	878
849		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	987
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
3,050		3.000%, 03/01/33	2,948
25,367		3.500%, 10/01/32 - 06/01/43	25,342
10,277		4.000%, 01/01/32 - 01/01/43	10,591
489		5.500%, 10/01/33 - 01/01/34	522
895		6.000%, 02/01/33	977
91		7.000%, 07/01/29	102
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
3		12.000%, 08/01/15 - 07/01/19	3

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
2,557	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K029, Class A2, VAR, 3.320%, 02/25/23	2,516
	Federal National Mortgage Association,
127	ARM, 1.688%, 09/01/34	131
1,044	ARM, 1.786%, 01/01/33	1,089
771	ARM, 1.788%, 07/01/33	824
12	ARM, 1.908%, 03/01/19	12
687	ARM, 1.940%, 07/01/36	728
1,590	ARM, 1.961%, 09/01/35	1,668
1,864	ARM, 1.983%, 01/01/35	1,966
535	ARM, 2.024%, 11/01/34	561
740	ARM, 2.112%, 05/01/35	783
645	ARM, 2.131%, 01/01/35	681
349	ARM, 2.143%, 01/01/36	368
228	ARM, 2.170%, 07/01/34	241
331	ARM, 2.203%, 04/01/34	347
7	ARM, 2.255%, 01/01/19	7
362	ARM, 2.265%, 08/01/34	386
353	ARM, 2.277%, 07/01/33 - 11/01/33	370
732	ARM, 2.295%, 08/01/34	775
54	ARM, 2.309%, 04/01/34	58
890	ARM, 2.325%, 07/01/33	944
1,036	ARM, 2.341%, 11/01/34	1,090
614	ARM, 2.346%, 05/01/34	652
2,035	ARM, 2.367%, 04/01/35	2,153
494	ARM, 2.374%, 04/01/35	525
217	ARM, 2.382%, 09/01/35	231
220	ARM, 2.397%, 05/01/35	230
1,127	ARM, 2.457%, 06/01/35	1,189
261	ARM, 2.465%, 02/01/35	276
355	ARM, 2.526%, 10/01/34	378
316	ARM, 2.527%, 06/01/36	335
804	ARM, 2.543%, 10/01/34	855
566	ARM, 2.556%, 10/01/34	601
315	ARM, 2.557%, 09/01/34	335
230	ARM, 2.622%, 01/01/34	243
572	ARM, 2.679%, 09/01/33	609
308	ARM, 2.700%, 01/01/38	327
84	ARM, 2.812%, 09/01/27	89
198	ARM, 3.000%, 02/01/34	210
119	ARM, 3.031%, 01/01/36	127
686	ARM, 3.161%, 10/01/36	725
68	ARM, 3.765%, 03/01/29	72
318	ARM, 5.320%, 01/01/23	348

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

10,982	3.500%, 07/01/43 - 08/01/43	10,854
	Federal National Mortgage Association, 15 Year, Single Family,
946	3.500%, 09/01/18 - 07/01/19	990
2,327	4.000%, 07/01/18 - 11/01/18	2,456
2,977	4.500%, 06/01/18 - 12/01/19	3,193
1,029	5.000%, 06/01/18 - 08/01/24	1,099
1,067	5.500%, 03/01/20 - 07/01/20	1,130
6,008	6.000%, 06/01/16 - 01/01/24	6,540
251	6.500%, 03/01/17 - 08/01/20	270
242	7.000%, 03/01/17 - 09/01/17	257
5	7.500%, 03/01/17	6
2	8.000%, 11/01/15	3
	Federal National Mortgage Association, 20 Year, Single Family,
1,737	3.500%, 08/01/32	1,776
155	4.500%, 04/01/24	167
1,358	6.500%, 05/01/22 - 04/01/25	1,501
	Federal National Mortgage Association, 30 Year, FHA/VA,
96	6.000%, 09/01/33	106
1,589	6.500%, 03/01/29 - 08/01/39	1,779
46	7.000%, 02/01/33	53
53	8.000%, 06/01/28	61
20	9.000%, 05/01/18 - 12/01/25	22
	Federal National Mortgage Association, 30 Year, Single Family,
487	4.500%, 11/01/33 - 02/01/35	516
1,643	5.000%, 07/01/33 - 09/01/35	1,785
2,214	5.500%, 09/01/31 - 03/01/34	2,429
3,106	6.000%, 12/01/28 - 09/01/37	3,429
1,396	6.500%, 11/01/29 - 08/01/31	1,570
1,316	7.000%, 01/01/24 - 01/01/39	1,469
670	7.500%, 08/01/36 - 11/01/37	777
695	8.000%, 03/01/27 - 11/01/28	819
1	9.000%, 04/01/26	1
14	9.500%, 07/01/28	16
2	12.500%, 01/01/16	2
	Federal National Mortgage Association, Other,
1,483	VAR, 0.555%, 01/01/23	1,485
5,964	VAR, 0.585%, 10/01/22 - 01/01/23	5,971
972	VAR, 0.995%, 03/01/22	974
2,436	VAR, 6.070%, 11/01/18	2,682
8,813	Zero Coupon, 07/25/23 - 09/30/43	6,946
2,000	1.690%, 12/01/19	1,904
3,450	1.792%, 05/01/20	3,298

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
3,988	1.808%, 06/01/20	3,805
2,000	2.004%, 07/01/19	2,007
1,500	2.066%, 12/01/20	1,397
12,000	2.077%, 06/01/20	11,611
4,569	2.097%, 08/01/19	4,455
2,000	2.211%, 04/01/19	1,991
1,485	2.221%, 04/01/19	1,470
2,963	2.263%, 12/01/22	2,724
4,046	2.283%, 12/01/22	3,723
5,360	2.390%, 12/01/22	4,998
5,479	2.418%, 12/01/22	5,082
1,991	2.428%, 05/01/23	1,839
3,375	2.449%, 11/01/22	3,148
3,000	2.459%, 12/01/22	2,797
3,500	2.480%, 12/01/22	3,266
5,729	2.490%, 10/01/17	5,905
2,992	2.500%, 06/01/23	2,769
4,000	2.531%, 11/01/22	3,713
2,968	2.542%, 02/01/23	2,782
1,496	2.593%, 06/01/23	1,395
7,000	2.604%, 10/01/22 - 05/01/23	6,489
3,000	2.670%, 07/01/22	2,829
6,900	2.690%, 10/01/17	7,149
3,419	2.793%, 04/01/23	3,242
3,272	2.841%, 03/01/22	3,296
1,565	2.862%, 05/01/22	1,515
3,814	2.970%, 11/01/18	3,944
2,954	3.000%, 01/01/43	2,799
1,469	3.038%, 05/01/22	1,438
7,117	3.070%, 01/01/22	7,058
4,500	3.079%, 07/01/22	4,407
4,500	3.100%, 02/01/22	4,435
2,779	3.160%, 02/01/22	2,769
3,863	3.224%, 01/01/22 - 05/01/22	3,837
9,879	3.230%, 11/01/20	10,060
1,494	3.255%, 12/01/21	1,496
2,000	3.290%, 10/01/20	2,046
3,943	3.306%, 02/01/22	3,927
2,242	3.368%, 01/01/22	2,253
1,993	3.461%, 11/01/20	2,043
961	3.487%, 11/01/20	987
37,342	3.500%, 12/01/32 - 06/01/43	37,154
2,000	3.503%, 08/01/17	2,115
1,955	3.520%, 01/01/18	2,080
1,467	3.544%, 09/01/20	1,515
2,882	3.600%, 09/01/20	3,001

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

7,532	3.621%, 09/01/20	7,814
4,914	3.658%, 10/01/20	5,098
1,912	3.740%, 07/01/20	2,008
983	3.761%, 01/01/25	972
5,000	3.792%, 07/01/23	5,031
2,960	3.802%, 09/01/20	3,095
4,588	3.853%, 07/01/22	4,758
3,000	3.895%, 09/01/21	3,125
2,916	3.906%, 09/01/21	3,031
6,794	3.916%, 09/01/21	7,068
1,971	3.930%, 07/01/20	2,087
4,753	3.947%, 06/01/17	5,086
4,750	3.980%, 11/01/16	4,902
1,540	3.999%, 01/01/21	1,617
10,134	4.000%, 10/01/32 - 07/01/42	10,372
5,000	4.019%, 09/01/21	5,228
2,000	4.061%, 01/01/21	2,105
7,956	4.081%, 07/01/20 - 07/01/21	8,369
1,435	4.130%, 07/01/20	1,532
2,380	4.250%, 04/01/21	2,537
1,679	4.257%, 04/01/20	1,795
4,460	4.267%, 11/01/19 - 08/01/21	4,755
2,096	4.290%, 06/01/20	2,258
1,476	4.350%, 04/01/20	1,597
1,451	4.380%, 01/01/21	1,562
1,897	4.381%, 11/01/19	2,075
2,000	4.390%, 05/01/21	2,152
2,000	4.391%, 04/01/21	2,132
2,000	4.402%, 07/01/21	2,136
2,433	4.443%, 08/01/20 - 04/01/21	2,648
1,452	4.445%, 01/01/21	1,566
1,460	4.461%, 07/01/21	1,565
2,137	4.474%, 04/01/21	2,291
5,000	4.484%, 06/01/21	5,355
938	4.500%, 03/01/20	1,015
959	4.514%, 04/01/20	1,039
1,967	4.515%, 02/01/20	2,133
6,719	4.530%, 12/01/19	7,345
4,292	4.540%, 01/01/20	4,690
2,000	4.546%, 02/01/20	2,164
2,911	4.629%, 02/01/21	3,149
3,889	4.794%, 01/01/21	4,240
578	5.500%, 03/01/17 - 09/01/33	618
1,979	6.000%, 09/01/37 - 06/01/39	2,101
453	6.500%, 01/01/36 - 07/01/36	491
85	7.000%, 10/01/46	92

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
73	10.890%, 04/15/19	80
	Government National Mortgage Association II, 30 Year, Single Family,
369	4.500%, 08/20/33	396
4,653	6.000%, 09/20/38	5,099
71	7.500%, 02/20/28 - 09/20/28	87
112	8.000%, 12/20/25 - 09/20/28	136
33	8.500%, 05/20/25	39
	Government National Mortgage Association II, Other,
10,081	4.375%, 06/20/63	10,887
10,489	4.433%, 05/20/63	11,355
3,017	4.462%, 05/20/63	3,254
2,019	4.479%, 04/20/63	2,191
	Government National Mortgage Association, 15 Year, Single Family,
74	6.500%, 06/15/17	78
60	8.000%, 01/15/16	62
	Government National Mortgage Association, 30 Year, Single Family,
349	6.500%, 03/15/28 - 04/15/33	389
234	7.000%, 02/15/33 - 06/15/33	271
85	7.500%, 11/15/22 - 11/15/31	93
19	8.000%, 09/15/22 - 08/15/28	20
3	9.000%, 12/15/16	4
820	9.500%, 10/15/24	932

	Total Mortgage Pass-Through Securities (Cost $566,121)	562,043

Municipal Bonds — 0.2% (t)
	California — 0.0% (g)
440	Los Angeles Department of Airports, Rev., 6.582%, 05/15/39	520
350	State of California, GO, 7.300%, 10/01/39	439

		959

	Illinois — 0.0% (g)
160	State of Illinois, GO, 5.100%, 06/01/33	140

	New York — 0.1%
360	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	389
1,825	Port Authority of New York & New Jersey, Taxable Consolidated 160, Rev., 5.647%, 11/01/40	1,979
2,500	Port Authority of New York & New Jersey, Taxable Consolidated 170, Rev., 4.458%, 10/01/62	2,153

		4,521

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — 0.1%
1,315	American Municipal Power Ohio, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,582
1,563	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11	1,365

		2,947

	Total Municipal Bonds (Cost $8,738)	8,567

Supranational — 0.1%
3,000	African Development Bank, 8.800%, 09/01/19	3,986
641	Corp. Andina de Fomento, 3.750%, 01/15/16	668

	Total Supranational (Cost $4,580)	4,654

U.S. Government Agency Securities — 2.2%
646	Federal Farm Credit Bank, 5.125%, 11/15/18	744
1,525	Federal Home Loan Bank, 5.500%, 07/15/36	1,817
	Federal National Mortgage Association,
6,000	Zero Coupon, 06/01/17	5,660
1,000	5.000%, 05/11/17	1,133
	Financing Corp. Fico,
4,500	Zero Coupon, 05/11/18	4,124
2,000	Zero Coupon, 04/05/19	1,757
1,240	Zero Coupon, 09/26/19	1,071
	Government Trust Certificate,
4,000	Zero Coupon, 10/01/15	3,890
5,000	Zero Coupon, 04/01/16	4,807
13,319	Zero Coupon, 10/01/19	11,167
	Residual Funding Corp. STRIPS,
7,300	10/15/19	6,355
30,450	07/15/20	25,706
4,930	10/15/20	4,115
	Tennessee Valley Authority,
304	4.625%, 09/15/60	287
3,500	5.250%, 09/15/39	3,812
1,115	5.880%, 04/01/36	1,322
	Tennessee Valley Authority STRIPS,
2,000	05/01/19	1,738
5,000	11/01/25	3,049
800	06/15/35	303

	Total U.S. Government Agency Securities (Cost $85,108)	82,857

U.S. Treasury Obligations — 24.1%
	U.S. Treasury Bonds,
1,000	4.375%, 02/15/38	1,133
7,575	4.500%, 02/15/36	8,747

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
1,200	4.500%, 05/15/38	1,385
300	4.500%, 08/15/39	347
1,500	4.750%, 02/15/37	1,793
2,900	5.000%, 05/15/37	3,585
1,250	5.375%, 02/15/31	1,584
750	6.125%, 11/15/27	1,004
300	6.125%, 08/15/29	406
2,296	6.250%, 08/15/23	3,009
900	6.250%, 05/15/30	1,241
400	6.625%, 02/15/27	556
4,690	7.500%, 11/15/16	5,667
1,881	7.875%, 02/15/21	2,612
864	8.125%, 05/15/21	1,221
2,225	8.500%, 02/15/20	3,106
1,500	8.750%, 05/15/20	2,132
6,675	8.750%, 08/15/20	9,551
22,765	8.875%, 08/15/17	29,530
	U.S. Treasury Bonds STRIPS,
4,400	02/15/14 (m)	4,398
5,665	08/15/14 (m)	5,657
20,533	11/15/14 (m)	20,480
17,230	02/15/15 (m)	17,157
16,180	02/15/15	16,115
3,595	05/15/15	3,574
2,049	08/15/15	2,033
5,445	11/15/15	5,388
28,397	11/15/15	28,103
51,751	02/15/16	51,007
14,070	05/15/16	13,820
1,000	05/15/16	982
5,681	08/15/16	5,549
15,857	11/15/16	15,392
20,629	02/15/17	19,905
21,411	08/15/17	20,379
20,589	11/15/17	19,456
2,000	02/15/18	1,875
8,400	05/15/18	7,810
16,241	08/15/18	14,974
6,982	02/15/19	6,329
10,595	05/15/19	9,509
22,360	08/15/19	19,886
2,435	02/15/20	2,124
67,929	05/15/20 (m)	58,651
250	05/15/20	217
37,935	08/15/20 (m)	32,416
655	11/15/20	554

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

345	02/15/21	288
17,000	05/15/21	14,041
4,300	08/15/21	3,513
8,025	11/15/21	6,479
6,778	02/15/22	5,415
5,487	02/15/23	4,192
1,000	05/15/23	755
200	05/15/24	144
600	08/15/24	427
1,400	11/15/24	985
1,000	02/15/26	663
1,500	05/15/26	983
1,592	08/15/26	1,031
28,150	11/15/26	18,022
28,300	02/15/27	17,900
3,550	05/15/27	2,218
5,675	08/15/27	3,506
800	11/15/27	489
8,860	02/15/28	5,350
5,600	05/15/28	3,343
3,000	08/15/28	1,770
2,500	11/15/28	1,458
925	02/15/29	533
1,600	08/15/29	902
1,650	11/15/29	920
22,100	02/15/30	12,191
2,600	05/15/30	1,418
8,200	08/15/30	4,423
7,425	11/15/30	3,960
6,100	02/15/31	3,216
3,000	05/15/31	1,564
4,500	08/15/31	2,323
4,000	11/15/31	2,043
1,550	02/15/32	783
2,000	05/15/32	1,000
350	08/15/32	173
6,140	11/15/32	3,007
11,150	05/15/33	5,348
3,050	08/15/33	1,447
4,500	11/15/33	2,113
4,000	02/15/34	1,858
2,800	05/15/34	1,289
1,650	08/15/34	751
2,850	02/15/35	1,271
800	05/15/35	353
100	08/15/35	44

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
	U.S. Treasury Inflation Indexed Bonds,
300	2.500%, 01/15/29	394
799	3.625%, 04/15/28 (m)	1,569
	U.S. Treasury Inflation Indexed Notes,
1,000	0.500%, 04/15/15	1,103
1,000	1.125%, 01/15/21	1,128
1,000	1.250%, 04/15/14	1,116
630	1.375%, 07/15/18	741
2,000	2.000%, 01/15/14	2,552
	U.S. Treasury Notes,
1,500	0.250%, 10/31/13	1,500
3,560	0.875%, 01/31/18	3,479
4,510	1.000%, 11/30/19	4,241
11,635	1.375%, 11/30/18	11,456
4,900	1.500%, 08/31/18	4,876
1,000	1.750%, 01/31/14	1,007
31,000	1.750%, 10/31/18 (m)	31,148
1,000	1.875%, 02/28/14	1,009
2,000	1.875%, 04/30/14	2,023
10,000	2.000%, 02/15/22	9,586
12,245	2.125%, 12/31/15	12,704
11,000	2.125%, 08/15/21	10,752
10,000	2.250%, 07/31/18	10,320
21,972	2.625%, 12/31/14	22,668
1,000	2.625%, 02/29/16	1,051
4,575	2.625%, 04/30/16	4,814
9,300	2.625%, 01/31/18	9,789
700	2.625%, 08/15/20	721
2,300	2.625%, 11/15/20	2,359
500	2.750%, 10/31/13	502
19,485	2.750%, 05/31/17	20,650
7,500	2.750%, 12/31/17	7,938
8,000	3.125%, 10/31/16	8,563
6,015	3.125%, 04/30/17	6,454
11,638	3.125%, 05/15/19	12,466
8,900	3.125%, 05/15/21	9,385
15,700	3.250%, 12/31/16	16,884
12,300	3.250%, 03/31/17	13,248
2,600	3.500%, 02/15/18	2,835
1,000	3.500%, 05/15/20	1,089
9,500	3.625%, 02/15/21	10,380

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

10,000	4.000%, 02/15/15	10,538
3,725	4.500%, 11/15/15	4,053
10,375	4.750%, 08/15/17	11,799

	Total U.S. Treasury Obligations (Cost $881,252)	919,141

Loan Assignments — 0.2%
	Financials — 0.2%
	Real Estate Management & Development — 0.2%
866	FiveTen Group Holdings Ltd., Revolving Loan, VAR, 4.250%, 04/14/14 (i)	862

	Invitation Homes, Revolving Loan, VAR,
6,515	3.750%, 03/15/15 (i)	6,482

	Tricon Capital Group Inc., Revolving Loan, VAR,
1,138	4.100%, 06/13/15 (i)	1,132

	Total Loan Assignments (Cost $8,519)	8,476

SHARES
Short-Term Investment — 2.4%
	Investment Company — 2.4%
91,646	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $91,646)	91,646

	Total Investments — 98.0% (Cost $3,612,239)	3,732,202
	Other Assets in Excess of Liabilities — 2.0%	74,784

	NET ASSETS — 100.0%	$3,806,986

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
	Consumer Discretionary — 12.1%
	Auto Components — 0.4%
3	BorgWarner, Inc.	252
7	Delphi Automotive plc, (United Kingdom)	361
6	Goodyear Tire & Rubber Co. (The) (a)	112
15	Johnson Controls, Inc.	627

		1,352

	Automobiles — 0.7%
89	Ford Motor Co.	1,438
17	General Motors Co. (a)	592
5	Harley-Davidson, Inc.	304

		2,334

	Distributors — 0.1%
4	Genuine Parts Co.	270

	Diversified Consumer Services — 0.1%
6	H&R Block, Inc.	172

	Hotels, Restaurants & Leisure — 1.8%
10	Carnival Corp.	362
1	Chipotle Mexican Grill, Inc. (a)	285
3	Darden Restaurants, Inc.	136
6	International Game Technology	111
5	Marriott International, Inc., Class A	216
23	McDonald’s Corp.	2,137
17	Starbucks Corp.	1,193
4	Starwood Hotels & Resorts Worldwide, Inc.	281
3	Wyndham Worldwide Corp.	182
2	Wynn Resorts Ltd.	254
10	Yum! Brands, Inc.	712

		5,869

	Household Durables — 0.3%
6	D.R. Horton, Inc.	113
2	Garmin Ltd., (Switzerland)	101
2	Harman International Industries, Inc.	98
3	Leggett & Platt, Inc.	93
4	Lennar Corp., Class A	119
7	Newell Rubbermaid, Inc.	165
8	PulteGroup, Inc.	119
2	Whirlpool Corp.	230

		1,038

	Internet & Catalog Retail — 1.2%
8	Amazon.com, Inc. (a)	2,312
2	Expedia, Inc.	99
1	Netflix, Inc. (a)	360
1	priceline.com, Inc. (a)	1,093

SHARES		SECURITY DESCRIPTION	VALUE($)

		Internet & Catalog Retail — Continued
2		TripAdvisor, Inc. (a)	184

			4,048

		Leisure Equipment & Products — 0.1%
3		Hasbro, Inc.	119
8		Mattel, Inc.	316

			435

		Media — 3.6%
5		Cablevision Systems Corp., Class A	87
13		CBS Corp. (Non-Voting), Class B	659
59		Comcast Corp., Class A	2,504
13		DIRECTV (a)	734
6		Discovery Communications, Inc., Class A (a)	429
5		Gannett Co., Inc.	125
10		Interpublic Group of Cos., Inc. (The)	152
11		News Corp., Class A (a)	176
6		Omnicom Group, Inc.	354
2		Scripps Networks Interactive, Inc., Class A	141
7		Time Warner Cable, Inc.	706
21		Time Warner, Inc.	1,275
45		Twenty-First Century Fox, Inc.	1,409
10		Viacom, Inc., Class B	802
41		Walt Disney Co. (The)	2,475
—	(h)	Washington Post Co. (The), Class B	57

			12,085

		Multiline Retail — 0.8%
7		Dollar General Corp. (a)	367
5		Dollar Tree, Inc. (a)	267
2		Family Dollar Stores, Inc.	154
4		J.C. Penney Co., Inc. (a)	54
5		Kohl’s Corp.	236
9		Macy’s, Inc.	385
3		Nordstrom, Inc.	187
14		Target Corp.	918

			2,568

		Specialty Retail — 2.3%
2		Abercrombie & Fitch Co., Class A	63
1		AutoNation, Inc. (a)	41
1		AutoZone, Inc. (a)	345
5		Bed Bath & Beyond, Inc. (a)	364
6		Best Buy Co., Inc.	218
5		CarMax, Inc. (a)	241
3		GameStop Corp., Class A	135
7		Gap, Inc. (The)	265
33		Home Depot, Inc. (The)	2,458

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
5	L Brands, Inc.	311
24	Lowe’s Cos., Inc.	1,110
2	O’Reilly Automotive, Inc. (a)	306
2	PetSmart, Inc.	164
5	Ross Stores, Inc.	334
15	Staples, Inc.	209
3	Tiffany & Co.	209
16	TJX Cos., Inc.	857
2	Urban Outfitters, Inc. (a)	105

		7,735

	Textiles, Apparel & Luxury Goods — 0.7%
6	Coach, Inc.	335
1	Fossil Group, Inc. (a)	138
16	NIKE, Inc., Class B	1,027
2	PVH Corp.	236
1	Ralph Lauren Corp.	228
2	V.F. Corp.	371

		2,335

	Total Consumer Discretionary	40,241

	Consumer Staples — 10.1%
	Beverages — 2.3%
4	Beam, Inc.	228
3	Brown-Forman Corp., Class B	230
87	Coca-Cola Co. (The)	3,304
6	Coca-Cola Enterprises, Inc.	218
3	Constellation Brands, Inc., Class A (a)	189
5	Dr. Pepper Snapple Group, Inc.	206
4	Molson Coors Brewing Co., Class B	173
3	Monster Beverage Corp. (a)	187
35	PepsiCo, Inc.	2,785

		7,520

	Food & Staples Retailing — 2.3%
10	Costco Wholesale Corp.	1,104
28	CVS Caremark Corp.	1,606
12	Kroger Co. (The)	430
5	Safeway, Inc.	141
13	Sysco Corp.	429
19	Walgreen Co.	936
37	Wal-Mart Stores, Inc.	2,701
8	Whole Foods Market, Inc.	411

		7,758

	Food Products — 1.6%
15	Archer-Daniels-Midland Co.	524

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food Products — Continued
4	Campbell Soup Co.	174
9	ConAgra Foods, Inc.	319
15	General Mills, Inc.	718
3	Hershey Co. (The)	311
3	Hormel Foods Corp.	127
2	JM Smucker Co. (The)	257
6	Kellogg Co.	348
13	Kraft Foods Group, Inc.	695
3	McCormick & Co., Inc. (Non-Voting)	202
5	Mead Johnson Nutrition Co.	343
40	Mondelez International, Inc., Class A	1,236
6	Tyson Foods, Inc., Class A	186

		5,440

	Household Products — 2.1%
3	Clorox Co. (The)	246
20	Colgate-Palmolive Co.	1,144
9	Kimberly-Clark Corp.	812
62	Procter & Gamble Co. (The)	4,823

		7,025

	Personal Products — 0.2%
10	Avon Products, Inc.	194
5	Estee Lauder Cos., Inc. (The), Class A	355

		549

	Tobacco — 1.6%
45	Altria Group, Inc.	1,537
9	Lorillard, Inc.	361
37	Philip Morris International, Inc.	3,083
7	Reynolds American, Inc.	343

		5,324

	Total Consumer Staples	33,616

	Energy — 10.5%
	Energy Equipment & Services — 1.8%
10	Baker Hughes, Inc.	464
6	Cameron International Corp. (a)	318
2	Diamond Offshore Drilling, Inc.	101
5	Ensco plc, (United Kingdom), Class A	293
5	FMC Technologies, Inc. (a)	287
20	Halliburton Co.	937
2	Helmerich & Payne, Inc.	152
7	Nabors Industries Ltd., (Bermuda)	103
10	National Oilwell Varco, Inc.	717
6	Noble Corp., (Switzerland)	213
3	Rowan Cos. plc, Class A (a)	99

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
30	Schlumberger Ltd.	2,431

		6,115

	Oil, Gas & Consumable Fuels — 8.7%
11	Anadarko Petroleum Corp.	1,036
9	Apache Corp.	759
10	Cabot Oil & Gas Corp.	373
12	Chesapeake Energy Corp.	303
44	Chevron Corp.	5,275
28	ConocoPhillips	1,831
5	CONSOL Energy, Inc.	161
8	Denbury Resources, Inc. (a)	146
9	Devon Energy Corp.	487
6	EOG Resources, Inc.	965
3	EQT Corp.	291
100	Exxon Mobil Corp.	8,755
7	Hess Corp.	505
14	Kinder Morgan, Inc.	541
16	Marathon Oil Corp.	551
7	Marathon Petroleum Corp.	532
4	Murphy Oil Corp.	276
3	Newfield Exploration Co. (a)	73
8	Noble Energy, Inc.	499
18	Occidental Petroleum Corp.	1,606
6	Peabody Energy Corp.	105
14	Phillips 66	799
3	Pioneer Natural Resources Co.	540
4	QEP Resources, Inc.	111
4	Range Resources Corp.	276
8	Southwestern Energy Co. (a)	303
15	Spectra Energy Corp.	501
3	Tesoro Corp.	141
12	Valero Energy Corp.	438
15	Williams Cos., Inc. (The)	559
5	WPX Energy, Inc. (a)	84

		28,822

	Total Energy	34,937

	Financials — 16.2%
	Capital Markets — 2.1%
5	Ameriprise Financial, Inc.	392
26	Bank of New York Mellon Corp. (The)	780
3	BlackRock, Inc.	734
25	Charles Schwab Corp. (The)	519
6	E*TRADE Financial Corp. (a)	91
9	Franklin Resources, Inc.	432

SHARES	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
10	Goldman Sachs Group, Inc. (The)	1,481
10	Invesco Ltd.	305
3	Legg Mason, Inc.	82
31	Morgan Stanley	799
5	Northern Trust Corp.	270
10	State Street Corp.	688
6	T. Rowe Price Group, Inc.	410

		6,983

	Commercial Banks — 2.9%
16	BB&T Corp.	538
4	Comerica, Inc.	172
20	Fifth Third Bancorp	361
19	Huntington Bancshares, Inc.	156
21	KeyCorp	243
3	M&T Bank Corp.	311
12	PNC Financial Services Group, Inc. (The)	864
32	Regions Financial Corp.	300
12	SunTrust Banks, Inc.	390
42	U.S. Bancorp	1,510
111	Wells Fargo & Co.	4,571
4	Zions Bancorp	117

		9,533

	Consumer Finance — 1.0%
22	American Express Co.	1,553
13	Capital One Financial Corp.	852
11	Discover Financial Services	523
10	SLM Corp.	241

		3,169

	Diversified Financial Services — 3.9%
244	Bank of America Corp.	3,439
69	Citigroup, Inc.	3,322
7	CME Group, Inc.	494
2	IntercontinentalExchange, Inc. (a)	296
85	JPMorgan Chase & Co. (q)	4,315
7	Leucadia National Corp.	166
6	McGraw Hill Financial, Inc.	361
4	Moody’s Corp.	278
3	NASDAQ OMX Group, Inc. (The)	79
5	NYSE Euronext	230

		12,980

	Insurance — 4.3%
8	ACE Ltd., (Switzerland)	674
11	Aflac, Inc.	609

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
11	Allstate Corp. (The)	507
33	American International Group, Inc. (a)	1,549
7	Aon plc, (United Kingdom)	464
2	Assurant, Inc.	92
41	Berkshire Hathaway, Inc., Class B (a)	4,584
6	Chubb Corp. (The)	487
3	Cincinnati Financial Corp.	152
11	Genworth Financial, Inc., Class A (a)	131
10	Hartford Financial Services Group, Inc.	305
6	Lincoln National Corp.	255
7	Loews Corp.	309
12	Marsh & McLennan Cos., Inc.	513
25	MetLife, Inc.	1,143
6	Principal Financial Group, Inc.	255
13	Progressive Corp. (The)	314
11	Prudential Financial, Inc.	788
2	Torchmark Corp.	144
9	Travelers Cos., Inc. (The)	679
6	Unum Group	178
7	XL Group plc, (Ireland)	193

		14,325

	Real Estate Investment Trusts (REITs) — 1.9%
9	American Tower Corp.	621
3	Apartment Investment & Management Co., Class A	91
3	AvalonBay Communities, Inc.	340
3	Boston Properties, Inc.	351
7	Equity Residential	376
10	HCP, Inc.	418
6	Health Care REIT, Inc.	395
17	Host Hotels & Resorts, Inc.	287
9	Kimco Realty Corp.	185
3	Macerich Co. (The)	175
4	Plum Creek Timber Co., Inc.	163
11	Prologis, Inc.	397
3	Public Storage	498
7	Simon Property Group, Inc.	1,023
7	Ventas, Inc.	412
4	Vornado Realty Trust	312
13	Weyerhaeuser Co.	357

		6,401

	Real Estate Management & Development — 0.0% (g)
7	CBRE Group, Inc., Class A (a)	150

	Thrifts & Mortgage Finance — 0.1%
11	Hudson City Bancorp, Inc.	99

SHARES	SECURITY DESCRIPTION	VALUE($)

	Thrifts & Mortgage Finance — Continued
8	People’s United Financial, Inc.	109

		208

	Total Financials	53,749

	Health Care — 12.7%
	Biotechnology — 2.2%
4	Alexion Pharmaceuticals, Inc. (a)	475
17	Amgen, Inc.	1,864
5	Biogen Idec, Inc. (a)	1,143
9	Celgene Corp. (a)	1,319
34	Gilead Sciences, Inc. (a)	2,077
2	Regeneron Pharmaceuticals, Inc. (a)	418

		7,296

	Health Care Equipment & Supplies — 2.0%
35	Abbott Laboratories	1,174
12	Baxter International, Inc.	852
4	Becton, Dickinson & Co.	427
30	Boston Scientific Corp. (a)	322
2	C.R. Bard, Inc.	194
5	CareFusion Corp. (a)	178
11	Covidien plc, (Ireland)	631
3	DENTSPLY International, Inc.	136
3	Edwards Lifesciences Corp. (a)	180
1	Intuitive Surgical, Inc. (a)	351
23	Medtronic, Inc.	1,182
6	St. Jude Medical, Inc.	323
6	Stryker Corp.	434
2	Varian Medical Systems, Inc. (a)	173
4	Zimmer Holdings, Inc.	301

		6,858

	Health Care Providers & Services — 2.1%
9	Aetna, Inc.	542
5	AmerisourceBergen Corp.	297
8	Cardinal Health, Inc.	388
6	Cigna Corp.	507
2	DaVita HealthCare Partners, Inc. (a)	206
18	Express Scripts Holding Co. (a)	1,178
4	Humana, Inc.	328
2	Laboratory Corp. of America Holdings (a)	201
5	McKesson Corp.	658
2	Patterson Cos., Inc.	75
4	Quest Diagnostics, Inc.	209
2	Tenet Healthcare Corp. (a)	91
23	UnitedHealth Group, Inc.	1,653
7	WellPoint, Inc.	578

		6,911

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Technology — 0.1%
7	Cerner Corp. (a)	304

	Life Sciences Tools & Services — 0.5%
8	Agilent Technologies, Inc.	363
4	Life Technologies Corp. (a)	290
3	PerkinElmer, Inc.	91
8	Thermo Fisher Scientific, Inc.	720
2	Waters Corp. (a)	191

		1,655

	Pharmaceuticals — 5.8%
36	AbbVie, Inc.	1,525
3	Actavis, Inc. (a)	390
7	Allergan, Inc.	592
37	Bristol-Myers Squibb Co.	1,547
22	Eli Lilly & Co.	1,151
5	Forest Laboratories, Inc. (a)	226
4	Hospira, Inc. (a)	146
63	Johnson & Johnson	5,483
68	Merck & Co., Inc.	3,226
9	Mylan, Inc. (a)	304
2	Perrigo Co.	243
151	Pfizer, Inc.	4,253
11	Zoetis, Inc.	329

		19,415

	Total Health Care	42,439

	Industrials — 10.2%
	Aerospace & Defense — 2.6%
15	Boeing Co. (The)	1,603
8	General Dynamics Corp.	624
18	Honeywell International, Inc.	1,414
2	L-3 Communications Holdings, Inc.	184
6	Lockheed Martin Corp.	736
5	Northrop Grumman Corp.	490
3	Precision Castparts Corp.	698
7	Raytheon Co.	553
3	Rockwell Collins, Inc.	217
6	Textron, Inc.	169
19	United Technologies Corp.	1,913

		8,601

	Air Freight & Logistics — 0.7%
4	C.H. Robinson Worldwide, Inc.	206
5	Expeditors International of Washington, Inc.	189
7	FedEx Corp.	715
16	United Parcel Service, Inc., Class B	1,374

		2,484

SHARES	SECURITY DESCRIPTION	VALUE($)

	Airlines — 0.1%
16	Southwest Airlines Co.	209

	Building Products — 0.0% (g)
8	Masco Corp.	153

	Commercial Services & Supplies — 0.5%
5	ADT Corp. (The) (a)	197
2	Cintas Corp.	112
4	Iron Mountain, Inc.	98
5	Pitney Bowes, Inc.	74
7	Republic Services, Inc.	218
2	Stericycle, Inc. (a)	220
10	Tyco International Ltd., (Switzerland)	346
10	Waste Management, Inc.	401

		1,666

	Construction & Engineering — 0.2%
4	Fluor Corp.	233
3	Jacobs Engineering Group, Inc. (a)	172
5	Quanta Services, Inc. (a)	126

		531

	Electrical Equipment — 0.7%
11	Eaton Corp. plc, (Ireland)	677
16	Emerson Electric Co.	980
3	Rockwell Automation, Inc.	307
2	Roper Industries, Inc.	277

		2,241

	Industrial Conglomerates — 2.4%
14	3M Co.	1,629
13	Danaher Corp.	861
234	General Electric Co.	5,406

		7,896

	Machinery — 1.8%
15	Caterpillar, Inc.	1,226
4	Cummins, Inc.	491
9	Deere & Co.	733
4	Dover Corp.	329
3	Flowserve Corp.	180
9	Illinois Tool Works, Inc.	669
6	Ingersoll-Rand plc, (Ireland)	372
2	Joy Global, Inc.	118
8	PACCAR, Inc.	428
3	Pall Corp.	174
3	Parker Hannifin Corp.	337
5	Pentair Ltd., (Switzerland)	278
1	Snap-on, Inc.	123

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Machinery — Continued
4	Stanley Black & Decker, Inc.	312
4	Xylem, Inc.	104

		5,874

	Professional Services — 0.1%
1	Dun & Bradstreet Corp. (The)	90
3	Equifax, Inc.	161
5	Nielsen Holdings N.V.	163
3	Robert Half International, Inc.	111

		525

	Road & Rail — 0.9%
23	CSX Corp.	568
2	Kansas City Southern	263
7	Norfolk Southern Corp.	514
1	Ryder System, Inc.	65
11	Union Pacific Corp.	1,619

		3,029

	Trading Companies & Distributors — 0.2%
6	Fastenal Co.	269
1	W.W. Grainger, Inc.	334

		603

	Total Industrials	33,812

	Information Technology — 17.8%
	Communications Equipment — 1.9%
121	Cisco Systems, Inc.	2,814
2	F5 Networks, Inc. (a)	149
2	Harris Corp.	140
5	JDS Uniphase Corp. (a)	69
11	Juniper Networks, Inc. (a)	216
6	Motorola Solutions, Inc.	344
39	QUALCOMM, Inc.	2,587

		6,319

	Computers & Peripherals — 4.3%
21	Apple, Inc.	10,329
33	Dell, Inc.	457
47	EMC Corp.	1,224
44	Hewlett-Packard Co.	973
8	NetApp, Inc.	338
5	SanDisk Corp.	303
7	Seagate Technology plc, (Ireland)	276
5	Western Digital Corp.	298

		14,198

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — 0.4%
4	Amphenol Corp., Class A	273
33	Corning, Inc.	468
3	FLIR Systems, Inc.	100
4	Jabil Circuit, Inc.	95
3	Molex, Inc.	91
9	TE Connectivity Ltd., (Switzerland)	460

		1,487

	Internet Software & Services — 2.2%
4	Akamai Technologies, Inc. (a)	185
26	eBay, Inc. (a)	1,319
6	Google, Inc., Class A (a)	5,141
3	VeriSign, Inc. (a)	163
22	Yahoo!, Inc. (a)	584

		7,392

	IT Services — 3.5%
15	Accenture plc, (Ireland), Class A	1,061
11	Automatic Data Processing, Inc.	780
7	Cognizant Technology Solutions Corp., Class A (a)	499
3	Computer Sciences Corp.	170
7	Fidelity National Information Services, Inc.	294
3	Fiserv, Inc. (a)	290
24	International Business Machines Corp.	4,292
2	Mastercard, Inc., Class A	1,432
7	Paychex, Inc.	283
6	SAIC, Inc.	97
4	Teradata Corp. (a)	216
4	Total System Services, Inc.	101
11	Visa, Inc., Class A	1,997
13	Western Union Co. (The)	221

		11,733

	Office Electronics — 0.1%
28	Xerox Corp.	277

	Semiconductors & Semiconductor Equipment — 1.9%
14	Advanced Micro Devices, Inc. (a)	45
7	Altera Corp.	254
7	Analog Devices, Inc.	322
27	Applied Materials, Inc.	407
12	Broadcom Corp., Class A	300
2	First Solar, Inc. (a)	55
112	Intel Corp.	2,468
4	KLA-Tencor Corp.	207
4	Lam Research Corp. (a)	171
5	Linear Technology Corp.	202

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
12	LSI Corp. (a)	92
4	Microchip Technology, Inc.	173
23	Micron Technology, Inc. (a)	316
13	NVIDIA Corp.	193
4	Teradyne, Inc. (a)	66
25	Texas Instruments, Inc.	957
6	Xilinx, Inc.	259

		6,487

	Software — 3.5%
11	Adobe Systems, Inc. (a)	519
5	Autodesk, Inc. (a)	187
3	BMC Software, Inc. (a)	138
7	CA, Inc.	219
4	Citrix Systems, Inc. (a)	299
7	Electronic Arts, Inc. (a)	182
6	Intuit, Inc.	401
170	Microsoft Corp.	5,671
83	Oracle Corp.	2,645
4	Red Hat, Inc. (a)	216
12	Salesforce.com, Inc. (a)	602
16	Symantec Corp.	403

		11,482

	Total Information Technology	59,375

	Materials — 3.4%
	Chemicals — 2.5%
5	Air Products & Chemicals, Inc.	481
1	Airgas, Inc.	151
1	CF Industries Holdings, Inc.	255
27	Dow Chemical Co. (The)	1,022
21	E.I. du Pont de Nemours & Co.	1,177
4	Eastman Chemical Co.	266
6	Ecolab, Inc.	550
3	FMC Corp.	205
2	International Flavors & Fragrances, Inc.	145
9	LyondellBasell Industries N.V., (Netherlands), Class A	602
12	Monsanto Co.	1,181
6	Mosaic Co. (The)	260
3	PPG Industries, Inc.	504
7	Praxair, Inc.	785
2	Sherwin-Williams Co. (The)	333
3	Sigma-Aldrich Corp.	224

		8,141

SHARES	SECURITY DESCRIPTION	VALUE($)

	Construction Materials — 0.0% (g)
3	Vulcan Materials Co.	140

	Containers & Packaging — 0.2%
2	Avery Dennison Corp.	96
3	Ball Corp.	149
2	Bemis Co., Inc.	92
4	MeadWestvaco Corp.	143
4	Owens-Illinois, Inc. (a)	106
4	Sealed Air Corp.	126

		712

	Metals & Mining — 0.5%
24	Alcoa, Inc.	186
2	Allegheny Technologies, Inc.	65
3	Cliffs Natural Resources, Inc.	72
23	Freeport-McMoRan Copper & Gold, Inc.	709
11	Newmont Mining Corp.	357
7	Nucor Corp.	327
3	United States Steel Corp.	58

		1,774

	Paper & Forest Products — 0.2%
10	International Paper Co.	475

	Total Materials	11,242

	Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 2.4%
122	AT&T, Inc.	4,112
14	CenturyLink, Inc.	456
23	Frontier Communications Corp.	97
65	Verizon Communications, Inc.	3,062
13	Windstream Corp.	108

		7,835

	Wireless Telecommunication Services — 0.1%
7	Crown Castle International Corp. (a)	460

	Total Telecommunication Services	8,295

	Utilities — 3.2%
	Electric Utilities — 1.8%
11	American Electric Power Co., Inc.	470
16	Duke Energy Corp.	1,046
7	Edison International	338
4	Entergy Corp.	255
19	Exelon Corp.	590
9	FirstEnergy Corp.	354
10	NextEra Energy, Inc.	771
7	Northeast Utilities	291
6	Pepco Holdings, Inc.	106

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Electric Utilities — Continued
2	Pinnacle West Capital Corp.	135
14	PPL Corp.	438
20	Southern Co. (The)	818
11	Xcel Energy, Inc.	314

		5,926

	Gas Utilities — 0.1%
3	AGL Resources, Inc.	117
5	ONEOK, Inc.	240

		357

	Independent Power Producers & Energy Traders — 0.1%
14	AES Corp. (The)	178
7	NRG Energy, Inc.	191

		369

	Multi-Utilities — 1.2%
5	Ameren Corp.	185
10	CenterPoint Energy, Inc.	222
6	CMS Energy Corp.	159
7	Consolidated Edison, Inc.	372
13	Dominion Resources, Inc.	762
4	DTE Energy Co.	263
2	Integrys Energy Group, Inc.	100
7	NiSource, Inc.	206
10	PG&E Corp.	413
11	Public Service Enterprise Group, Inc.	371
3	SCANA Corp.	152
5	Sempra Energy	430
5	TECO Energy, Inc.	76

SHARES	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — Continued
5	Wisconsin Energy Corp.	212

		3,923

	Total Utilities	10,575

	Total Common Stocks (Cost $192,411)	328,281

Exchange Traded Fund — 0.2%
3	SPDR S&P 500 ETF Trust (Cost $352)	458

PRINCIPAL AMOUNT($)
Short-Term Investments — 1.0%
	U.S. Treasury Obligation — 0.1%
325	U.S. Treasury Bill, 0.042%, 09/12/13 (k) (n) (Cost $325)	325

SHARES
	Investment Company — 0.9%
3,083	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $3,083)	3,083

	Total Short-Term Investments (Cost $3,408)	3,408

	Total Investments — 99.9% (Cost $196,171)	332,147
	Other Assets in Excess of Liabilities — 0.1%	392

	NET ASSETS — 100.0%	$332,539

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
38	E-mini S&P 500	09/20/13	$3,099	$42

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 3.8%
134	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.984%, 12/27/22 (e)	135
	Ally Auto Receivables Trust,
119	Series 2012-1, Class A3, 0.930%, 02/16/16	119
377	Series 2012-2, Class A3, 0.740%, 04/15/16	377
127	Series 2012-4, Class A2, 0.480%, 05/15/15	127
159	Series 2012-5, Class A2, 0.450%, 07/15/15	159
	American Credit Acceptance Receivables Trust,
37	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	37
140	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	141
54	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	54
225	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	225
	AmeriCredit Automobile Receivables Trust,
219	Series 2011-5, Class A3, 1.550%, 07/08/16	220
46	Series 2012-1, Class A2, 0.910%, 10/08/15	46
94	Series 2012-1, Class A3, 1.230%, 09/08/16	95
45	Series 2012-4, Class A2, 0.490%, 04/08/16	45
186	Series 2013-1, Class A2, 0.490%, 06/08/16	186
53	Series 2013-1, Class A3, 0.610%, 10/10/17	53
489	Series 2013-4, Class A2, 0.740%, 11/08/16	489
56	Bank of America Auto Trust, Series 2010-2, Class A4, 1.940%, 06/15/17	56
52	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.554%, 04/25/36	49
	BMW Vehicle Lease Trust,
146	Series 2013-1, Class A2, 0.400%, 01/20/15	146
48	Series 2013-1, Class A3, 0.540%, 09/21/15	48
100	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	100
108	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	108
	Capital Auto Receivables Asset Trust,
247	Series 2013-1, Class A2, 0.620%, 07/20/16	247
250	Series 2013-3, Class A1B, VAR, 0.614%, 11/20/15	250
156	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	163
	CNH Equipment Trust,
15	Series 2010-C, Class A3, 1.170%, 05/15/15	15
92	Series 2012-A, Class A3, 0.940%, 05/15/17	92
96	Series 2012-C, Class A2, 0.440%, 02/16/16	96
	Concord Funding Co. LLC,
300	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

100	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	97
	CPS Auto Receivables Trust,
51	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	53
45	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	45
272	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	275
204	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	205
49	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	49
175	Fifth Third Auto Trust, Series 2013-1, Class A3, 0.880%, 10/16/17	175
	First Investors Auto Owner Trust,
70	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	70
90	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	90
	Ford Credit Auto Owner Trust,
151	Series 2012-A, Class A3, 0.840%, 08/15/16	151
64	Series 2012-D, Class A2, 0.400%, 09/15/15	64
100	Series 2012-D, Class A3, 0.510%, 04/15/17	100
140	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.564%, 01/15/18	140
75	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	73
	GE Equipment Midticket LLC,
200	Series 2012-1, Class A3, 0.600%, 05/23/16	199
60	Series 2012-1, Class A4, 0.780%, 09/22/20	60
49	GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.470%, 04/24/15	49
	HLSS Servicer Advance Receivables Backed Notes,
232	Series 2012-T2, Class A1, 1.340%, 10/15/43 (e)	232
244	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	245
193	Series 2013-T1, Class A1, 0.898%, 01/15/44 (e)	193
165	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	164
	Honda Auto Receivables Owner Trust,
108	Series 2012-1, Class A3, 0.770%, 01/15/16	108
56	Series 2012-1, Class A4, 0.970%, 04/16/18	56
114	Series 2013-1, Class A2, 0.350%, 06/22/15	114
62	HSBC Home Equity Loan Trust, Series 2005-2, Class A1, VAR, 0.454%, 01/20/35	61

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	HSBC Home Equity Loan Trust USA,
47	Series 2006-1, Class A1, VAR, 0.344%, 01/20/36	45
52	Series 2007-3, Class APT, VAR, 1.384%, 11/20/36	52
	Huntington Auto Trust,
96	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	96
100	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	101
116	Series 2012-1, Class A3, 0.810%, 09/15/16	116
136	Series 2012-2, Class A2, 0.380%, 09/15/15	136
	Hyundai Auto Receivables Trust,
15	Series 2010-B, Class A3, 0.970%, 04/15/15	15
86	Series 2012-A, Class A3, 0.720%, 03/15/16	86
88	Series 2012-B, Class A2, 0.540%, 01/15/15	88
119	Series 2012-B, Class A3, 0.620%, 09/15/16	120
52	John Deere Owner Trust, Series 2012-B, Class A2, 0.430%, 02/17/15	52
11	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (i)	11
200	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	199
50	Mercedes-Benz Auto Receivables Trust, Series 2012-1, Class A2, 0.370%, 03/16/15	50
325	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	327
135	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	134
200	Nationstar Mortgage Advance Receivable Trust, Series 2013-T2A, Class A2, 1.679%, 06/20/46 (e)	200
79	Nissan Auto Lease Trust, Series 2012-B, Class A2A, 0.450%, 06/15/15	79
	Nissan Auto Receivables Owner Trust,
74	Series 2010-A, Class A4, 1.310%, 09/15/16	74
117	Series 2012-A, Class A4, 1.000%, 07/16/18	117
207	Series 2013-A, Class A2, 0.370%, 09/15/15	207
505	Normandy Mortgage Loan Trust, Series 2013-NPL3, Class A, 4.949%, 09/16/43 (e)	505
233	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.122%, 10/25/34	229
148	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.484%, 03/25/36	138

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

147	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	147
	Resort Finance Timeshare Receivables Trust,
35	Series 2012-1, Class A1, SUB, 6.250%, 07/05/18 (i)	36
370	Series 2012-2, 5.750%, 09/05/18 (i)	370
	Santander Drive Auto Receivables Trust,
100	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	101
100	Series 2011-1, Class B, 2.350%, 11/16/15	101
14	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	14
27	Series 2012-1, Class A2, 1.250%, 04/15/15	27
17	Series 2012-2, Class A2, 0.910%, 05/15/15	17
53	Series 2012-2, Class A3, 1.220%, 12/15/15	53
30	Series 2012-5, Class A2, 0.570%, 12/15/15	30
60	Series 2012-5, Class A3, 0.830%, 12/15/16	60
56	Series 2012-6, Class A3, 0.620%, 07/15/16	56
43	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.846%, 01/25/36	27
	SNAAC Auto Receivables Trust,
21	Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	20
54	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	54
950	Springleaf Funding Trust, Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	941
	Stanwich Mortgage Loan Co. LLC,
129	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	129
204	Series 2012-NPL5, Class A, 2.981%, 10/16/42 (e)	205
358	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	359
321	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.584%, 10/15/15 (e)	326
22	USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	22
213	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	214
24	VOLT LLC, Series 2012-RP3A, Class A1, SUB, 3.475%, 11/27/17 (e)	24
169	Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	172
	World Omni Auto Receivables Trust,
53	Series 2010-A, Class A4, 2.210%, 05/15/15	53
76	Series 2012-A, Class A2, 0.520%, 06/15/15	76

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
102		Series 2012-A, Class A3, 0.640%, 02/15/17	102
104		Series 2012-B, Class A2, 0.430%, 11/16/15	104

		Total Asset-Backed Securities (Cost $14,217)	14,263

Collateralized Mortgage Obligations — 22.4%
		Agency CMO — 18.0%
57		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	63
		Federal Home Loan Mortgage Corp. REMIC,
3		Series 11, Class D, 9.500%, 07/15/19	4
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
2		Series 46, Class B, 7.800%, 09/15/20	2
1		Series 47, Class F, 10.000%, 06/15/20	1
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
2		Series 99, Class Z, 9.500%, 01/15/21	2
12		Series 114, Class H, 6.950%, 01/15/21	14
1		Series 1079, Class S, HB, IF, 33.374%, 05/15/21	1
1		Series 1084, Class F, VAR, 1.134%, 05/15/21	1
—	(h)	Series 1084, Class S, HB, IF, 44.397%, 05/15/21	1
9		Series 1144, Class KB, 8.500%, 09/15/21	10
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,177.174%, 01/15/22	1
8		Series 1206, Class IA, 7.000%, 03/15/22	9
5		Series 1250, Class J, 7.000%, 05/15/22	6
18		Series 1343, Class LA, 8.000%, 08/15/22	22
80		Series 1466, Class PZ, 7.500%, 02/15/23	90
1		Series 1470, Class F, VAR, 1.954%, 02/15/23	1
29		Series 1491, Class I, 7.500%, 04/15/23	32
29		Series 1518, Class G, IF, 8.859%, 05/15/23	35
26		Series 1541, Class O, VAR, 1.940%, 07/15/23	27
3		Series 1602, Class SA, HB, IF, 22.152%, 10/15/23	5
92		Series 1608, Class L, 6.500%, 09/15/23	101
37		Series 1609, Class LG, IF, 16.935%, 11/15/23	40
4		Series 1671, Class L, 7.000%, 02/15/24	4
16		Series 1700, Class GA, PO, 02/15/24	15
165		Series 1706, Class K, 7.000%, 03/15/24	187
538		Series 1720, Class PL, 7.500%, 04/15/24	619
13		Series 1745, Class D, 7.500%, 08/15/24	15
32		Series 1798, Class F, 5.000%, 05/15/23	35

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2	Series 1807, Class G, 9.000%, 10/15/20	2
156	Series 1927, Class PH, 7.500%, 01/15/27	180
65	Series 1981, Class Z, 6.000%, 05/15/27	73
21	Series 1987, Class PE, 7.500%, 09/15/27	23
10	Series 2033, Class SN, HB, IF, 27.146%, 03/15/24	7
26	Series 2038, Class PN, IO, 7.000%, 03/15/28	4
132	Series 2040, Class PE, 7.500%, 03/15/28	152
28	Series 2056, Class TD, 6.500%, 05/15/18	31
152	Series 2063, Class PG, 6.500%, 06/15/28	170
26	Series 2064, Class TE, 7.000%, 06/15/28	30
107	Series 2075, Class PH, 6.500%, 08/15/28	120
104	Series 2075, Class PM, 6.250%, 08/15/28	105
32	Series 2089, Class PJ, IO, 7.000%, 10/15/28	5
1	Series 2102, Class TC, 6.000%, 12/15/13	1
6	Series 2115, Class PE, 6.000%, 01/15/14	6
68	Series 2125, Class JZ, 6.000%, 02/15/29	75
14	Series 2163, Class PC, IO, 7.500%, 06/15/29	2
313	Series 2169, Class TB, 7.000%, 06/15/29	359
88	Series 2172, Class QC, 7.000%, 07/15/29	99
1	Series 2196, Class TL, 7.500%, 11/15/29	1
48	Series 2201, Class C, 8.000%, 11/15/29	56
111	Series 2210, Class Z, 8.000%, 01/15/30	129
44	Series 2224, Class CB, 8.000%, 03/15/30	52
61	Series 2256, Class MC, 7.250%, 09/15/30	70
77	Series 2259, Class ZM, 7.000%, 10/15/30	89
69	Series 2271, Class PC, 7.250%, 12/15/30	79
76	Series 2283, Class K, 6.500%, 12/15/23	84
30	Series 2296, Class PD, 7.000%, 03/15/31	35
17	Series 2306, Class K, PO, 05/15/24	16
41	Series 2306, Class SE, IF, IO, 8.060%, 05/15/24	8
31	Series 2333, Class HC, 6.000%, 07/15/31	30
20	Series 2344, Class QG, 6.000%, 08/15/16	21
633	Series 2344, Class ZD, 6.500%, 08/15/31	682
84	Series 2344, Class ZJ, 6.500%, 08/15/31	94
57	Series 2345, Class NE, 6.500%, 08/15/31	64
37	Series 2345, Class PQ, 6.500%, 08/15/16	39
45	Series 2347, Class VP, 6.500%, 03/15/20	45
86	Series 2351, Class PZ, 6.500%, 08/15/31	97
28	Series 2355, Class BP, 6.000%, 09/15/16	29
28	Series 2360, Class PG, 6.000%, 09/15/16	29
24	Series 2366, Class MD, 6.000%, 10/15/16	26
40	Series 2391, Class QR, 5.500%, 12/15/16	42
55	Series 2410, Class NG, 6.500%, 02/15/32	60
83	Series 2410, Class OE, 6.375%, 02/15/32	90

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
34		Series 2410, Class QX, IF, IO, 8.466%, 02/15/32	8
132		Series 2412, Class SP, IF, 15.732%, 02/15/32	175
39		Series 2423, Class MC, 7.000%, 03/15/32	44
81		Series 2423, Class MT, 7.000%, 03/15/32	93
243		Series 2435, Class CJ, 6.500%, 04/15/32	265
95		Series 2441, Class GF, 6.500%, 04/15/32	107
89		Series 2444, Class ES, IF, IO, 7.766%, 03/15/32	19
110		Series 2450, Class GZ, 7.000%, 05/15/32	125
36		Series 2450, Class SW, IF, IO, 7.816%, 03/15/32	7
147		Series 2455, Class GK, 6.500%, 05/15/32	166
195		Series 2466, Class DH, 6.500%, 06/15/32	220
37		Series 2466, Class PG, 6.500%, 04/15/32	38
107		Series 2474, Class NR, 6.500%, 07/15/32	121
199		Series 2484, Class LZ, 6.500%, 07/15/32	223
251		Series 2500, Class MC, 6.000%, 09/15/32	277
356		Series 2512, Class PG, 5.500%, 10/15/22	392
65		Series 2535, Class BK, 5.500%, 12/15/22	72
116		Series 2537, Class TE, 5.500%, 12/15/17	124
413		Series 2543, Class YX, 6.000%, 12/15/32	460
540		Series 2568, Class KG, 5.500%, 02/15/23	589
681		Series 2575, Class ME, 6.000%, 02/15/33	759
57		Series 2586, Class WI, IO, 6.500%, 03/15/33	12
—	(h)	Series 2597, Class DS, IF, IO, 7.366%, 02/15/33	—	(h)
169		Series 2617, Class GR, 4.500%, 05/15/18	178
118		Series 2622, Class PE, 4.500%, 05/15/18	126
74		Series 2631, Class LC, 4.500%, 06/15/18	78
114		Series 2651, Class VZ, 4.500%, 07/15/18	121
71		Series 2672, Class ME, 5.000%, 11/15/22	73
237		Series 2675, Class CK, 4.000%, 09/15/18	250
309		Series 2684, Class PO, PO, 01/15/33	302
135		Series 2744, Class TU, 5.500%, 05/15/32	143
7		Series 2755, Class SA, IF, 13.832%, 05/15/30	8
129		Series 2777, Class KO, PO, 02/15/33	128
712		Series 2907, Class VC, 4.500%, 05/15/34	732
151		Series 2934, Class EC, PO, 02/15/20	147
165		Series 2990, Class SL, HB, IF, 23.818%, 06/15/34	245
1,214		Series 2990, Class U2, 5.750%, 06/15/35	1,343
434		Series 2999, Class ND, 4.500%, 07/15/20	464
103		Series 3068, Class AO, PO, 01/15/35	102
205		Series 3117, Class EO, PO, 02/15/36	191
22		Series 3117, Class OK, PO, 02/15/36	20

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
333	Series 3122, Class OH, PO, 03/15/36	309
296	Series 3137, Class XP, 6.000%, 04/15/36	329
7	Series 3149, Class SO, PO, 05/15/36	5
401	Series 3152, Class MO, PO, 03/15/36	369
179	Series 3171, Class MO, PO, 06/15/36	169
96	Series 3179, Class OA, PO, 07/15/36	88
652	Series 3202, Class HI, IF, IO, 6.466%, 08/15/36	115
122	Series 3232, Class ST, IF, IO, 6.516%, 10/15/36	20
140	Series 3253, Class PO, PO, 12/15/21	138
79	Series 3316, Class JO, PO, 05/15/37	73
349	Series 3481, Class SJ, IF, IO, 5.666%, 08/15/38	36
173	Series 3607, Class AO, PO, 04/15/36	157
86	Series 3607, Class EO, PO, 02/15/33	84
103	Series 3611, Class PO, PO, 07/15/34	95
791	Series 3666, Class VA, 5.500%, 12/15/22	814
735	Series 3680, Class MA, 4.500%, 07/15/39	797
422	Series 3804, Class FN, VAR, 0.634%, 03/15/39	422
1,046	Series 3819, Class ZQ, 6.000%, 04/15/36	1,138
397	Series 3997, Class PF, VAR, 0.634%, 11/15/39	398
993	Series 4219, Class JA, 3.500%, 08/15/39	1,024
	Federal Home Loan Mortgage Corp. STRIPS,
63	Series 243, Class 16, IO, 4.500%, 11/15/20	5
955	Series 262, Class 35, 3.500%, 07/15/42	961
949	Series 267, Class F5, VAR, 0.684%, 08/15/42	942
965	Series 274, Class F1, VAR, 0.684%, 08/15/42	973
958	Series 279, Class F6, VAR, 0.634%, 09/15/42	964
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
47	Series T-41, Class 3A, VAR, 6.706%, 07/25/32	54
38	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	45
388	Series T-54, Class 2A, 6.500%, 02/25/43	463
133	Series T-54, Class 3A, 7.000%, 02/25/43	157
1,005	Series T-56, Class A5, 5.231%, 05/25/43	1,080
35	Series T-58, Class APO, PO, 09/25/43	28
271	Series T-76, Class 2A, VAR, 3.851%, 10/25/37	271

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
		Federal National Mortgage Association - ACES,
500		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	542
1,000		Series 2012-M9, Class A2, 2.482%, 04/25/22	933
992		Series 2012-M11, Class FA, VAR, 0.716%, 08/25/19	990
116		Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	134
		Federal National Mortgage Association REMIC Trust,
175		Series 2003-W1, Class 1A1, VAR, 6.020%, 12/25/42	201
45		Series 2003-W4, Class 2A, VAR, 6.423%, 10/25/42	48
60		Series 2007-W7, Class 1A4, HB, IF, 38.076%, 07/25/37	103
		Federal National Mortgage Association REMIC,
2		Series 1988-7, Class Z, 9.250%, 04/25/18	2
7		Series 1989-70, Class G, 8.000%, 10/25/19	8
3		Series 1989-78, Class H, 9.400%, 11/25/19	4
3		Series 1989-83, Class H, 8.500%, 11/25/19	3
2		Series 1989-89, Class H, 9.000%, 11/25/19	3
1		Series 1990-1, Class D, 8.800%, 01/25/20	1
2		Series 1990-7, Class B, 8.500%, 01/25/20	2
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
2		Series 1990-63, Class H, 9.500%, 06/25/20	2
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
9		Series 1990-102, Class J, 6.500%, 08/25/20	10
3		Series 1990-120, Class H, 9.000%, 10/25/20	4
1		Series 1990-134, Class SC, HB, IF, 21.324%, 11/25/20	1
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
3		Series 1991-42, Class S, IF, 17.353%, 05/25/21	4
53		Series 1992-107, Class SB, HB, IF, 29.523%, 06/25/22	93
4		Series 1992-143, Class MA, 5.500%, 09/25/22	5

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
29	Series 1993-25, Class J, 7.500%, 03/25/23	33
171	Series 1993-37, Class PX, 7.000%, 03/25/23	192
60	Series 1993-54, Class Z, 7.000%, 04/25/23	68
13	Series 1993-62, Class SA, IF, 18.307%, 04/25/23	19
16	Series 1993-122, Class M, 6.500%, 07/25/23	17
6	Series 1993-165, Class SD, IF, 12.833%, 09/25/23	8
27	Series 1993-178, Class PK, 6.500%, 09/25/23	29
446	Series 1993-183, Class KA, 6.500%, 10/25/23	493
195	Series 1993-189, Class PL, 6.500%, 10/25/23	221
2	Series 1993-225, Class SG, HB, IF, 26.743%, 12/25/13	2
42	Series 1993-247, Class SA, HB, IF, 26.786%, 12/25/23	73
54	Series 1993-250, Class Z, 7.000%, 12/25/23	56
3	Series 1994-9, Class E, PO, 11/25/23	3
111	Series 1996-14, Class SE, IF, IO, 8.180%, 08/25/23	20
5	Series 1996-27, Class FC, VAR, 0.684%, 03/25/17	5
12	Series 1996-59, Class J, 6.500%, 08/25/22	14
61	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	3
58	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	3
29	Series 1997-27, Class J, 7.500%, 04/18/27	32
33	Series 1997-29, Class J, 7.500%, 04/20/27	39
68	Series 1997-39, Class PD, 7.500%, 05/20/27	79
22	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	3
2	Series 1998-4, Class C, PO, 04/25/23	2
24	Series 1998-36, Class ZB, 6.000%, 07/18/28	27
257	Series 1998-43, Class EA, PO, 04/25/23	241
150	Series 2000-2, Class ZE, 7.500%, 02/25/30	172
53	Series 2001-4, Class PC, 7.000%, 03/25/21	60
1	Series 2001-5, Class OW, 6.000%, 03/25/16	1
105	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	23
122	Series 2001-36, Class DE, 7.000%, 08/25/31	141
30	Series 2001-44, Class PD, 7.000%, 09/25/31	33
207	Series 2001-48, Class Z, 6.500%, 09/25/21	231
27	Series 2001-49, Class Z, 6.500%, 09/25/31	30

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
57	Series 2001-71, Class MB, 6.000%, 12/25/16	60
69	Series 2001-71, Class QE, 6.000%, 12/25/16	73
418	Series 2001-74, Class MB, 6.000%, 12/25/16	443
21	Series 2001-81, Class LO, PO, 01/25/32	19
61	Series 2002-1, Class HC, 6.500%, 02/25/22	67
27	Series 2002-1, Class SA, HB, IF, 24.589%, 02/25/32	48
34	Series 2002-2, Class UC, 6.000%, 02/25/17	36
66	Series 2002-3, Class OG, 6.000%, 02/25/17	70
74	Series 2002-21, Class PE, 6.500%, 04/25/32	81
125	Series 2002-24, Class AJ, 6.000%, 04/25/17	134
76	Series 2002-28, Class PK, 6.500%, 05/25/32	86
85	Series 2002-37, Class Z, 6.500%, 06/25/32	95
169	Series 2002-94, Class BK, 5.500%, 01/25/18	179
202	Series 2003-22, Class UD, 4.000%, 04/25/33	210
162	Series 2003-34, Class GB, 6.000%, 03/25/33	181
304	Series 2003-34, Class GE, 6.000%, 05/25/33	344
17	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	3
314	Series 2003-47, Class PE, 5.750%, 06/25/33	341
42	Series 2003-52, Class SX, HB, IF, 22.398%, 10/25/31	72
39	Series 2003-64, Class SX, IF, 13.282%, 07/25/33	46
139	Series 2003-71, Class DS, IF, 7.217%, 08/25/33	139
158	Series 2003-80, Class SY, IF, IO, 7.466%, 06/25/23	16
149	Series 2003-83, Class PG, 5.000%, 06/25/23	160
30	Series 2003-91, Class SD, IF, 12.193%, 09/25/33	36
260	Series 2003-116, Class SB, IF, IO, 7.416%, 11/25/33	53
2	Series 2003-128, Class KE, 4.500%, 01/25/14	2
316	Series 2003-128, Class NG, 4.000%, 01/25/19	335
35	Series 2003-130, Class SX, IF, 11.244%, 01/25/34	43
760	Series 2004-21, Class AE, 4.000%, 04/25/19	805
321	Series 2004-25, Class PC, 5.500%, 01/25/34	346
185	Series 2004-25, Class SA, IF, 19.019%, 04/25/34	267
214	Series 2004-36, Class PC, 5.500%, 02/25/34	231

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
163	Series 2004-36, Class SA, IF, 19.019%, 05/25/34	237
110	Series 2004-46, Class SK, IF, 15.994%, 05/25/34	146
827	Series 2004-50, Class VZ, 5.500%, 07/25/34	907
90	Series 2004-61, Class SH, HB, IF, 23.252%, 11/25/32	144
86	Series 2004-74, Class SW, IF, 15.132%, 11/25/31	117
140	Series 2004-76, Class CL, 4.000%, 10/25/19	146
157	Series 2005-45, Class DC, HB, IF, 23.635%, 06/25/35	235
52	Series 2005-52, Class PA, 6.500%, 06/25/35	56
130	Series 2005-56, Class S, IF, IO, 6.526%, 07/25/35	25
248	Series 2005-56, Class TP, IF, 17.598%, 08/25/33	342
790	Series 2005-68, Class PG, 5.500%, 08/25/35	874
307	Series 2005-73, Class PS, IF, 16.240%, 08/25/35	411
143	Series 2005-74, Class CS, IF, 19.514%, 05/25/35	206
277	Series 2005-106, Class US, HB, IF, 23.892%, 11/25/35	431
965	Series 2005-121, Class DX, 5.500%, 01/25/26	1,062
325	Series 2006-27, Class OH, PO, 04/25/36	305
95	Series 2006-44, Class P, PO, 12/25/33	88
586	Series 2006-56, Class FC, VAR, 0.474%, 07/25/36	587
180	Series 2006-59, Class QO, PO, 01/25/33	177
102	Series 2006-65, Class QO, PO, 07/25/36	94
149	Series 2006-72, Class GO, PO, 08/25/36	143
312	Series 2006-77, Class PC, 6.500%, 08/25/36	351
121	Series 2006-79, Class DO, PO, 08/25/36	112
221	Series 2006-110, Class PO, PO, 11/25/36	203
545	Series 2006-124, Class HB, VAR, 5.976%, 11/25/36	568
180	Series 2007-14, Class ES, IF, IO, 6.256%, 03/25/37	24
126	Series 2007-79, Class SB, HB, IF, 23.342%, 08/25/37	189
500	Series 2007-81, Class GE, 6.000%, 08/25/37	558
312	Series 2007-88, Class VI, IF, IO, 6.356%, 09/25/37	45
774	Series 2007-91, Class ES, IF, IO, 6.276%, 10/25/37	108

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
180		Series 2007-106, Class A7, VAR, 6.002%, 10/25/37	200
171		Series 2007-116, Class HI, IO, VAR, 1.590%, 01/25/38	12
107		Series 2008-10, Class XI, IF, IO, 6.046%, 03/25/38	13
87		Series 2008-16, Class IS, IF, IO, 6.016%, 03/25/38	12
145		Series 2008-28, Class QS, HB,IF, 20.148%, 04/25/38	205
140		Series 2008-46, Class HI, IO, VAR, 1.768%, 06/25/38	12
173		Series 2009-69, Class PO, PO, 09/25/39	159
758		Series 2009-71, Class BC, 4.500%, 09/25/24	819
286		Series 2009-103, Class MB, VAR, 2.847%, 12/25/39	304
553		Series 2010-71, Class HJ, 5.500%, 07/25/40	623
1,040		Series 2010-133, Class A, 5.500%, 05/25/38	1,123
684		Series 2011-118, Class MT, 7.000%, 11/25/41	798
661		Series 2011-118, Class NT, 7.000%, 11/25/41	763
841		Series 2011-149, Class EF, VAR, 0.684%, 07/25/41	847
397		Series 2012-47, Class HF, VAR, 0.584%, 05/25/27	400
478		Series 2012-108, Class F, VAR, 0.684%, 10/25/42	477
968		Series 2012-112, Class FD, VAR, 0.684%, 10/25/42	968
3		Series G-14, Class L, 8.500%, 06/25/21	3
13		Series G-18, Class Z, 8.750%, 06/25/21	15
2		Series G-22, Class G, 6.000%, 12/25/16	3
11		Series G-35, Class M, 8.750%, 10/25/21	13
44		Series G92-35, Class E, 7.500%, 07/25/22	49
3		Series G92-42, Class Z, 7.000%, 07/25/22	3
37		Series G92-44, Class ZQ, 8.000%, 07/25/22	41
42		Series G92-54, Class ZQ, 7.500%, 09/25/22	47
10		Series G93-5, Class Z, 6.500%, 02/25/23	11
14		Series G95-1, Class C, 8.800%, 01/25/25	16
		Federal National Mortgage Association STRIPS,
—	(h)	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
3		Series 218, Class 2, IO, 7.500%, 04/01/23	—	(h)
117		Series 300, Class 1, PO, 09/01/24	110
21		Series 329, Class 1, PO, 01/01/33	19
		Federal National Mortgage Association Trust,
106		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	123

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
331	Series 2005-W3, Class 2AF, VAR, 0.404%, 03/25/45	330
	Government National Mortgage Association,
229	Series 1994-7, Class PQ, 6.500%, 10/16/24	264
15	Series 1995-7, Class CQ, 7.500%, 09/16/25	17
24	Series 1998-26, Class K, 7.500%, 09/17/25	27
331	Series 1999-10, Class ZC, 6.500%, 04/20/29	373
24	Series 1999-30, Class S, IF, IO, 8.416%, 08/16/29	6
36	Series 1999-41, Class Z, 8.000%, 11/16/29	42
32	Series 1999-44, Class PC, 7.500%, 12/20/29	37
14	Series 2000-9, Class Z, 8.000%, 06/20/30	17
300	Series 2000-9, Class ZJ, 8.500%, 02/16/30	360
30	Series 2000-16, Class ZN, 7.500%, 02/16/30	31
87	Series 2001-7, Class PK, 6.500%, 03/20/31	98
6	Series 2001-32, Class WA, IF, 19.665%, 07/20/31	9
198	Series 2001-64, Class MQ, 6.500%, 12/20/31	229
33	Series 2002-7, Class PG, 6.500%, 01/20/32	38
46	Series 2002-31, Class S, IF, IO, 8.516%, 01/16/31	13
125	Series 2002-40, Class UK, 6.500%, 06/20/32	142
118	Series 2002-47, Class PG, 6.500%, 07/16/32	135
154	Series 2002-47, Class PY, 6.000%, 07/20/32	173
146	Series 2002-47, Class ZA, 6.500%, 07/20/32	167
12	Series 2002-51, Class SG, HB, IF, 31.702%, 04/20/31	24
25	Series 2003-24, Class PO, PO, 03/16/33	22
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	353
123	Series 2003-52, Class AP, PO, 06/16/33	111
29	Series 2004-28, Class S, IF, 19.156%, 04/16/34	43
20	Series 2004-68, Class PO, PO, 05/20/31	20
83	Series 2004-71, Class SB, HB, IF, 28.560%, 09/20/34	140
51	Series 2004-73, Class AE, IF, 14.475%, 08/17/34	64
441	Series 2004-90, Class SI, IF, IO, 5.916%, 10/20/34	51
139	Series 2005-68, Class DP, IF, 15.990%, 06/17/35	182
881	Series 2005-68, Class KI, IF, IO, 6.116%, 09/20/35	132
104	Series 2006-59, Class SD, IF, IO, 6.516%, 10/20/36	19
343	Series 2007-17, Class JI, IF, IO, 6.626%, 04/16/37	66

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
422	Series 2007-27, Class SA, IF, IO, 6.016%, 05/20/37	58
695	Series 2007-40, Class SB, IF, IO, 6.566%, 07/20/37	128
418	Series 2007-45, Class QA, IF, IO, 6.456%, 07/20/37	75
11	Series 2007-49, Class NO, PO, 12/20/35	11
446	Series 2007-50, Class AI, IF, IO, 6.591%, 08/20/37	82
102	Series 2007-53, Class ES, IF, IO, 6.366%, 09/20/37	15
112	Series 2007-53, Class SW, IF, 19.653%, 09/20/37	160
241	Series 2007-57, Class QA, IF, IO, 6.316%, 10/20/37	36
149	Series 2007-71, Class SB, IF, IO, 6.516%, 07/20/36	17
231	Series 2007-72, Class US, IF, IO, 6.366%, 11/20/37	33
229	Series 2007-76, Class SA, IF, IO, 6.346%, 11/20/37	32
65	Series 2008-25, Class SB, IF, IO, 6.716%, 03/20/38	10
130	Series 2008-33, Class XS, IF, IO, 7.516%, 04/16/38	22
322	Series 2008-40, Class SA, IF, IO, 6.216%, 05/16/38	53
500	Series 2008-50, Class KB, 6.000%, 06/20/38	559
325	Series 2008-55, Class SA, IF, IO, 6.016%, 06/20/38	46
310	Series 2008-93, Class AS, IF, IO, 5.516%, 12/20/38	42
141	Series 2009-6, Class SA, IF, IO, 5.916%, 02/16/39	18
139	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	26
497	Series 2009-22, Class SA, IF, IO, 6.086%, 04/20/39	70
457	Series 2009-31, Class ST, IF, IO, 6.166%, 03/20/39	62
457	Series 2009-31, Class TS, IF, IO, 6.116%, 03/20/39	63
330	Series 2009-79, Class OK, PO, 11/16/37	298
673	Series 2009-106, Class ST, IF, IO, 5.816%, 02/20/38	92
196	Series 2010-14, Class AO, PO, 12/20/32	191
220	Series 2010-130, Class CP, 7.000%, 10/16/40	256
711	Series 2011-137, Class WA, VAR, 5.524%, 07/20/40	804

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
496	Series 2012-H21, Class DF, VAR, 0.845%, 05/20/61	497
480	Series 2012-H24, Class FA, VAR, 0.645%, 03/20/60	479
495	Series 2012-H26, Class MA, VAR, 0.745%, 07/20/62	494
947	Series 2013-91, Class WA, VAR, 4.531%, 04/20/43	1,023
464	Series 2013-H03, Class FA, VAR, 0.495%, 08/20/60	461
501	Series 2013-H07, Class JA, 1.750%, 03/20/63	484
149	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	148
	Vendee Mortgage Trust,
654	Series 1993-1, Class ZB, 7.250%, 02/15/23	760
283	Series 1994-1, Class 1, VAR, 5.619%, 02/15/24	312
397	Series 1996-1, Class 1Z, 6.750%, 02/15/26	446
135	Series 1996-2, Class 1Z, 6.750%, 06/15/26	157
537	Series 1997-1, Class 2Z, 7.500%, 02/15/27	610
132	Series 1998-1, Class 2E, 7.000%, 03/15/28	150

		66,808

	Non-Agency CMO — 4.4%
	Alternative Loan Trust,
160	Series 2002-8, Class A4, 6.500%, 07/25/32	165
1,733	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,705
91	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	92
399	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	361
	American General Mortgage Loan Trust,
68	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	68
400	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	410
	ASG Resecuritization Trust,
143	Series 2009-1, Class A60, VAR, 2.223%, 06/26/37 (e)	141
103	Series 2009-2, Class A55, VAR, 4.863%, 05/24/36 (e)	105
386	Series 2009-3, Class A65, VAR, 2.298%, 03/26/37 (e)	387
	Banc of America Alternative Loan Trust,
112	Series 2003-7, Class 2A4, 5.000%, 09/25/18	114

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
68	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	70
41	Series 2003-11, Class PO, PO, 01/25/34	30
40	Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/34	36
	Banc of America Mortgage Trust,
21	Series 2003-8, Class APO, PO, 11/25/33	18
25	Series 2004-1, Class APO, PO, 02/25/34	23
110	Series 2004-3, Class 1A26, 5.500%, 04/25/34	111
31	Series 2004-6, Class APO, PO, 07/25/34	26
	BCAP LLC Trust,
389	Series 2010-RR7, Class 2A1, VAR, 2.278%, 07/26/45 (e)	377
375	Series 2011-RR10, Class 2A1, VAR, 1.076%, 09/26/37 (e)	338
65	Series 2011-RR5, Class 14A3, VAR, 2.704%, 07/26/36 (e)	65
306	Series 2012-RR2, Class 1A1, VAR, 0.354%, 08/26/36 (e)	296
130	Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.210%, 08/25/35	129
	CHL Mortgage Pass-Through Trust,
164	Series 2003-26, Class 1A6, 3.500%, 08/25/33	164
26	Series 2003-J13, Class PO, PO, 01/25/34	23
37	Series 2003-J7, Class 4A3, IF, 9.535%, 08/25/18	39
102	Series 2004-5, Class 1A4, 5.500%, 06/25/34	106
39	Series 2004-HYB3, Class 2A, VAR, 2.564%, 06/20/34	35
363	Series 2005-22, Class 2A1, VAR, 2.977%, 11/25/35	289
	Citigroup Mortgage Loan Trust,
177	Series 2008-AR4, Class 1A1A, VAR, 2.912%, 11/25/38 (e)	180
688	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	693
372	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	381
	Citigroup Mortgage Loan Trust, Inc.,
32	Series 2003-UP3, Class A3, 7.000%, 09/25/33	33
35	Series 2003-UST1, Class A1, 5.500%, 12/25/18	37
5	Series 2003-UST1, Class PO1, PO, 12/25/18	4
6	Series 2003-UST1, Class PO3, PO, 12/25/18	5

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
72	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	73
	CSMC,
849	Series 2010-11R, Class A6, VAR, 1.186%, 06/28/47 (e)	788
411	Series 2011-7R, Class A1, VAR, 1.434%, 08/28/47 (e)	409
243	Series 2011-9R, Class A1, VAR, 2.184%, 03/27/46 (e)	243
145	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	148
198	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 1A1, VAR, 5.339%, 06/25/20	202
28	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	26
	First Horizon Mortgage Pass-Through Trust,
183	Series 2004-AR7, Class 2A2, VAR, 2.554%, 02/25/35	181
190	Series 2005-AR1, Class 2A2, VAR, 2.658%, 04/25/35	188
391	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	375
54	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	33
291	Indymac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	—	(h)
	JP Morgan Mortgage Trust,
88	Series 2006-A2, Class 4A1, VAR, 2.735%, 08/25/34	86
298	Series 2006-A2, Class 5A3, VAR, 2.849%, 11/25/33	297
	MASTR Adjustable Rate Mortgages Trust,
49	Series 2004-3, Class 4A2, VAR, 2.393%, 04/25/34	46
251	Series 2004-13, Class 2A1, VAR, 2.672%, 04/21/34	254
	MASTR Alternative Loan Trust,
186	Series 2003-9, Class 8A1, 6.000%, 01/25/34	191
499	Series 2004-4, Class 10A1, 5.000%, 05/25/24	517
33	Series 2004-7, Class 30PO, PO, 08/25/34	25
40	Series 2004-10, Class 1A1, 4.500%, 09/25/19	41
167	Series 2005-6, Class 3A1, 5.500%, 11/25/20	164

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
		MASTR Asset Securitization Trust,
92		Series 2003-2, Class 1A1, 5.000%, 03/25/18	93
12		Series 2004-8, Class PO, PO, 08/25/19	11
103		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	82
		Merrill Lynch Mortgage Investors Trust,
109		Series 2003-E, Class A1, VAR, 0.804%, 10/25/28	103
160		Series 2004-A, Class A1, VAR, 0.644%, 04/25/29	150
58		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.504%, 02/25/35	54
74		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	76
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
50		Series 2003-A1, Class A1, 5.500%, 05/25/33	51
25		Series 2003-A1, Class A2, 6.000%, 05/25/33	26
12		Series 2003-A1, Class A5, 7.000%, 04/25/33	13
—	(h)	PaineWebber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		RALI Trust,
38		Series 2002-QS16, Class A3, IF, 16.238%, 10/25/17	40
197		Series 2002-QS8, Class A5, 6.250%, 06/25/17	201
58		Series 2003-QS3, Class A2, IF, 16.095%, 02/25/18	63
222		Series 2003-QS9, Class A3, IF, IO, 7.366%, 05/25/18	27
227		Series 2004-QS3, Class CB, 5.000%, 03/25/19	236
154		Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	131
19		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	19
		Salomon Brothers Mortgage Securities VII, Inc.,
87		Series 2003-HYB1, Class A, VAR, 3.079%, 09/25/33	86
9		Series 2003-UP2, Class PO1, PO, 12/25/18	8
		Springleaf Mortgage Loan Trust,
190		Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	196
367		Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	372

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
276	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	273
103	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	101
173	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	170
336	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	333
125	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	120
131	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	134
101	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	102
	WaMu Mortgage Pass-Through Certificates,
47	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	49
180	Series 2003-AR5, Class A7, VAR, 2.449%, 06/25/33	176
93	Series 2004-AR3, Class A2, VAR, 2.457%, 06/25/34	94
319	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-4, Class CB7, 5.500%, 06/25/35	294
	Washington Mutual MSC Mortgage Pass-Through Certificates,
37	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	39
11	Series 2003-MS7, Class P, PO, 03/25/33	10
317	Wedgewood Real Estate Trust, Series 2013-1A, Class A, VAR, 3.967%, 07/25/43 (e) (i)	317
331	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	332
	Wells Fargo Mortgage-Backed Securities Trust,
69	Series 2003-K, Class 1A1, VAR, 4.292%, 11/25/33	69
41	Series 2004-BB, Class A4, VAR, 2.625%, 01/25/35	41
116	Series 2004-EE, Class 3A1, VAR, 2.853%, 12/25/34	115
379	Series 2004-P, Class 2A1, VAR, 2.614%, 09/25/34	379

		16,529

	Total Collateralized Mortgage Obligations (Cost $78,863)	83,337

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 1.9%
		Banc of America Commercial Mortgage Trust,
50		Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	54
300		Series 2006-4, Class A4, 5.634%, 07/10/46	327
		Banc of America Merrill Lynch Commercial Mortgage, Inc.,
150		Series 2005-3, Class AM, 4.727%, 07/10/43	156
176		Series 2005-6, Class ASB, VAR, 5.358%, 09/10/47	177
200		BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	188
		Bear Stearns Commercial Mortgage Securities Trust,
92		Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	93
360		Series 2006-PW11, Class A4, VAR, 5.610%, 03/11/39	390
15,827		CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.213%, 12/11/49 (e)	120
500		COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	507
99		Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.131%, 11/19/26 (e)	100
262		DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	262
229		Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	231
300		GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	317
50		LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	54
132		Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	133
		Morgan Stanley Re-REMIC Trust,
—	(h)	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	—	(h)
328		Series 2010-HQ4B, Class A7A, 4.970%, 04/18/40 (e)	335
77		Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	77
491		Series 2012-XA, Class A, 2.000%, 07/28/49 (e)	495
714		NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	733
125		NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.384%, 08/25/29 (e)	125

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	N-Star Real Estate CDO Ltd.,
343	Series 2013-1A, Class A, 07/25/29 (e)	343
250	Series 2013-1A, Class B, PO, 07/25/29 (e)	249
387	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	387
629	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.546%, 08/15/39	650
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	111
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	102
338	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	338

	Total Commercial Mortgage-Backed Securities (Cost $6,900)	7,054

Corporate Bonds — 17.3%
	Consumer Discretionary — 0.9%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	98

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	1.650%, 04/10/15 (e)	152
150	1.875%, 01/11/18 (e)	147
150	2.625%, 09/15/16 (e)	154

		453

	Household Durables — 0.0% (g)
50	Newell Rubbermaid, Inc., 4.700%, 08/15/20	53

	Media — 0.5%
	CBS Corp.,
25	4.300%, 02/15/21	25
25	5.750%, 04/15/20	28
135	8.875%, 05/15/19	172
100	Comcast Corp., 5.900%, 03/15/16	112
16	COX Communications, Inc., 5.450%, 12/15/14	17
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
150	4.600%, 02/15/21	150
353	5.000%, 03/01/21	361
78	Discovery Communications LLC, 4.375%, 06/15/21	81
	News America, Inc.,
100	7.250%, 05/18/18	122
100	7.700%, 10/30/25	121

SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
	Thomson Reuters Corp., (Canada),
105	3.950%, 09/30/21	106
60	4.700%, 10/15/19	65
	Time Warner Cable, Inc.,
100	5.850%, 05/01/17	109
50	6.750%, 07/01/18	56
100	8.250%, 02/14/14	103
150	8.250%, 04/01/19	175
35	8.750%, 02/14/19	42
	Viacom, Inc.,
33	1.250%, 02/27/15	33
50	3.125%, 06/15/22	46
11	3.250%, 03/15/23	10
43	3.875%, 12/15/21	42
50	4.500%, 03/01/21	52
42	Walt Disney Co. (The), 0.450%, 12/01/15	42

		2,070

	Multiline Retail — 0.2%
	Kohl’s Corp.,
40	4.000%, 11/01/21	40
40	6.250%, 12/15/17	45
	Macy’s Retail Holdings, Inc.,
37	2.875%, 02/15/23	33
25	7.450%, 07/15/17	30
35	Nordstrom, Inc., 4.000%, 10/15/21	37
400	Target Corp., 6.000%, 01/15/18	466

		651

	Specialty Retail — 0.1%
59	Gap, Inc. (The), 5.950%, 04/12/21	65
130	Home Depot, Inc. (The), 5.400%, 03/01/16	144

		209

	Total Consumer Discretionary	3,534

	Consumer Staples — 0.7%
	Beverages — 0.3%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	86
200	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	250
	Coca-Cola Co. (The),
100	3.625%, 03/15/14	102
50	4.875%, 03/15/19	56
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	78
30	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	33

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Beverages — Continued
85	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	91
30	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	29
	PepsiCo, Inc.,
33	0.800%, 08/25/14	33
180	1.250%, 08/13/17	176
31	3.000%, 08/25/21	30
6	7.900%, 11/01/18	8
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	34

		1,006

	Food & Staples Retailing — 0.1%
54	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	59
	Kroger Co. (The),
50	2.200%, 01/15/17	50
30	6.150%, 01/15/20	35
75	6.400%, 08/15/17	86
50	7.500%, 01/15/14	51
94	Walgreen Co., 3.100%, 09/15/22	88

		369

	Food Products — 0.3%
135	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	164
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	16
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	97
106	4.307%, 05/14/21 (e)	111
30	ConAgra Foods, Inc., 2.100%, 03/15/18	30
	Kraft Foods Group, Inc.,
52	5.375%, 02/10/20	58
332	6.125%, 08/23/18	388
	Mondelez International, Inc.,
48	5.375%, 02/10/20	53
118	6.125%, 02/01/18	136

		1,053

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	19
67	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	85

		104

	Total Consumer Staples	2,532

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Energy — 1.2%
	Energy Equipment & Services — 0.1%
107	Halliburton Co., 3.500%, 08/01/23	106
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	14
	Transocean, Inc., (Cayman Islands),
39	3.800%, 10/15/22	36
35	6.375%, 12/15/21	39
100	6.500%, 11/15/20	111
33	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	32

		338

	Oil, Gas & Consumable Fuels — 1.1%
	Apache Corp.,
58	2.625%, 01/15/23	53
57	3.250%, 04/15/22	56
25	6.900%, 09/15/18	30
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	19
106	2.750%, 05/10/23	96
100	4.742%, 03/11/21	107
300	5.250%, 11/07/13	303
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	171
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	20
39	Chevron Corp., 2.427%, 06/24/20	38
150	ConocoPhillips, 5.750%, 02/01/19	174
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	215
150	Devon Energy Corp., 1.875%, 05/15/17	148
80	Encana Corp., (Canada), 6.500%, 05/15/19	94
200	Eni S.p.A., (Italy), 4.150%, 10/01/20 (e)	203
	EOG Resources, Inc.,
23	2.625%, 03/15/23	21
100	4.100%, 02/01/21	105
50	Magellan Midstream Partners LP, 6.550%, 07/15/19	59
	Marathon Oil Corp.,
228	5.900%, 03/15/18	260
175	6.000%, 10/01/17	200
12	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	12
35	Occidental Petroleum Corp., 1.750%, 02/15/17	35
40	PC Financial Partnership, 5.000%, 11/15/14	42
84	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	74

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
	Petrobras International Finance Co., (Cayman Islands),
90	5.375%, 01/27/21	88
50	7.875%, 03/15/19	56
97	Petro-Canada, (Canada), 6.050%, 05/15/18	112
43	Phillips 66, 2.950%, 05/01/17	44
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	47
	Spectra Energy Capital LLC,
100	5.500%, 03/01/14	102
30	5.668%, 08/15/14	32
140	6.200%, 04/15/18	159
50	8.000%, 10/01/19	60
	Statoil ASA, (Norway),
143	2.650%, 01/15/24	131
67	3.125%, 08/17/17	70
83	3.150%, 01/23/22	82
50	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	60
	Total Capital International S.A., (France),
27	0.750%, 01/25/16	27
44	1.500%, 02/17/17	44
75	1.550%, 06/28/17	74
175	Total Capital S.A., (France), 2.300%, 03/15/16	180
	TransCanada PipeLines Ltd., (Canada),
100	6.500%, 08/15/18	119
30	7.125%, 01/15/19	36

		4,058

	Total Energy	4,396

	Financials — 9.7%
	Capital Markets — 2.6%
	Bank of New York Mellon Corp. (The),
250	2.950%, 06/18/15	260
75	3.100%, 01/15/15	77
75	4.600%, 01/15/20	81
	BlackRock, Inc.,
325	3.500%, 12/10/14	337
326	5.000%, 12/10/19	367
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	167
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	38
	Goldman Sachs Group, Inc. (The),
100	1.600%, 11/23/15	101
100	3.300%, 05/03/15	103
255	3.625%, 02/07/16	267

SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
66	3.700%, 08/01/15	69
68	5.375%, 03/15/20	74
300	5.500%, 11/15/14	316
80	5.750%, 01/24/22	88
1,100	5.950%, 01/18/18	1,231
250	7.500%, 02/15/19	298
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	208
	Jefferies Group LLC,
111	3.875%, 11/09/15	115
150	5.125%, 04/13/18	159
125	8.500%, 07/15/19	152
	Macquarie Bank Ltd., (Australia),
93	2.000%, 08/15/16 (e)	93
263	5.000%, 02/22/17 (e)	284
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	162
100	7.300%, 08/01/14 (e)	105
40	7.625%, 08/13/19 (e)	47
	Merrill Lynch & Co., Inc.,
200	Series C, 5.000%, 01/15/15	210
157	5.450%, 07/15/14	163
814	6.400%, 08/28/17	928
266	6.875%, 04/25/18	310
	Morgan Stanley,
104	4.000%, 07/24/15	109
195	4.200%, 11/20/14	202
166	5.500%, 07/24/20	182
100	5.500%, 07/28/21	109
450	5.625%, 09/23/19	495
100	5.750%, 01/25/21	110
250	6.000%, 05/13/14	258
100	6.625%, 04/01/18	115
100	7.300%, 05/13/19	118
	Nomura Holdings, Inc., (Japan),
85	4.125%, 01/19/16	89
84	6.700%, 03/04/20	94
36	State Street Corp., 3.100%, 05/15/23	33
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	521
100	5.750%, 04/25/18	115
100	5.875%, 12/20/17	115

		9,475

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — 2.8%
100	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	104
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	258
	Bank of Montreal, (Canada),
250	1.300%, 10/31/14 (e)	252
85	2.550%, 11/06/22	78
	Bank of Nova Scotia, (Canada),
121	1.650%, 10/29/15 (e)	123
175	2.550%, 01/12/17	179
123	3.400%, 01/22/15	128
136	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	141
	Barclays Bank plc, (United Kingdom),
200	2.500%, 09/21/15 (e)	207
100	2.750%, 02/23/15	103
200	5.200%, 07/10/14	207
250	6.050%, 12/04/17 (e)	275
	BB&T Corp.,
70	3.375%, 09/25/13	70
125	3.950%, 04/29/16	133
100	4.900%, 06/30/17	109
150	5.700%, 04/30/14	155
300	Capital One Bank USA N.A., 3.375%, 02/15/23	279
55	Comerica, Inc., 3.000%, 09/16/15	57
250	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	256
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
250	3.200%, 03/11/15 (e)	259
34	3.375%, 01/19/17	36
118	3.875%, 02/08/22	117
350	Fifth Third Bancorp, 5.450%, 01/15/17	384
	HSBC Holdings plc, (United Kingdom),
196	4.000%, 03/30/22	198
300	4.875%, 01/14/22	321
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	351
	National Australia Bank Ltd., (Australia),
300	2.750%, 09/28/15 (e)	311
100	3.750%, 03/02/15 (e)	104
	Nordea Bank AB, (Sweden),
100	1.750%, 10/04/13 (e)	100
300	3.125%, 03/20/17 (e)	311
	PNC Funding Corp.,
133	4.375%, 08/11/20	142

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
265	5.125%, 02/08/20	294
110	5.250%, 11/15/15	120
115	5.625%, 02/01/17	127
	Royal Bank of Canada, (Canada),
125	2.200%, 07/27/18	125
200	2.300%, 07/20/16	206
	Toronto-Dominion Bank (The), (Canada),
200	1.500%, 03/13/17 (e)	200
235	2.200%, 07/29/15 (e)	242
	U.S. Bancorp,
150	2.450%, 07/27/15	155
208	2.875%, 11/20/14	214
250	Wachovia Bank N.A., 6.000%, 11/15/17	286
	Wachovia Corp.,
235	4.875%, 02/15/14	239
850	5.750%, 02/01/18	974
	Wells Fargo & Co.,
415	5.625%, 12/11/17	474
500	SUB, 3.676%, 06/15/16	531
315	Wells Fargo Bank N.A., 4.750%, 02/09/15	332
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	317

		10,584

	Consumer Finance — 0.9%
139	American Express Credit Corp., 2.800%, 09/19/16	145
	American Honda Finance Corp.,
333	1.450%, 02/27/15 (e)	336
200	2.125%, 02/28/17 (e)	202
	Capital One Financial Corp.,
110	3.500%, 06/15/23 (e)	103
245	7.375%, 05/23/14	257
	Caterpillar Financial Services Corp.,
58	2.850%, 06/01/22	55
100	5.500%, 03/15/16	110
150	6.200%, 09/30/13	151
65	7.050%, 10/01/18	79
100	7.150%, 02/15/19	123
	Ford Motor Credit Co. LLC,
200	3.000%, 06/12/17	201
200	4.250%, 09/20/22	195
200	HSBC Finance Corp., 5.250%, 01/15/14	203
250	HSBC USA, Inc., 2.375%, 02/13/15	256
	John Deere Capital Corp.,
50	2.250%, 04/17/19	50

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — Continued
33	3.150%, 10/15/21	32
73	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	71
66	PACCAR Financial Corp., 1.600%, 03/15/17	65
	Toyota Motor Credit Corp.,
225	1.750%, 05/22/17	225
200	2.000%, 09/15/16	205
100	2.050%, 01/12/17	101
154	3.200%, 06/17/15	161

		3,326

	Diversified Financial Services — 1.9%
161	Associates Corp. of North America, 6.950%, 11/01/18	189
	Bank of America Corp.,
42	4.100%, 07/24/23	41
100	5.000%, 05/13/21	106
130	5.625%, 07/01/20	143
300	Series L, 5.650%, 05/01/18	334
170	5.750%, 12/01/17	190
50	5.875%, 01/05/21	56
100	6.500%, 08/01/16	113
125	7.375%, 05/15/14	131
425	Bank of America N.A., 5.300%, 03/15/17	463
	Citigroup, Inc.,
100	1.250%, 01/15/16	99
135	3.375%, 03/01/23	127
43	4.587%, 12/15/15	46
125	4.750%, 05/19/15	132
506	5.000%, 09/15/14	526
54	5.375%, 08/09/20	60
13	6.000%, 08/15/17	15
285	6.010%, 01/15/15	304
300	6.125%, 11/21/17	344
190	CME Group, Inc., 5.750%, 02/15/14	194
	General Electric Capital Corp.,
17	1.000%, 12/11/15	17
220	4.375%, 09/16/20	232
800	4.650%, 10/17/21	843
500	5.400%, 02/15/17	558
475	5.625%, 05/01/18	542
500	5.650%, 06/09/14	520
200	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	209
	Shell International Finance B.V., (Netherlands),
42	1.125%, 08/21/17	41

SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
184	3.100%, 06/28/15	193
55	4.000%, 03/21/14	56
195	4.375%, 03/25/20	213

		7,037

	Insurance — 1.0%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	47
50	5.600%, 05/15/15	54
	Aflac, Inc.,
28	2.650%, 02/15/17	29
83	3.625%, 06/15/23	80
32	4.000%, 02/15/22	32
25	8.500%, 05/15/19	32
61	Allstate Corp. (The), 3.150%, 06/15/23	59
350	American International Group, Inc., 5.450%, 05/18/17	388
45	Aon Corp., 3.500%, 09/30/15	47
	Berkshire Hathaway Finance Corp.,
65	1.300%, 05/15/18	63
150	5.400%, 05/15/18	172
	Berkshire Hathaway, Inc.,
202	3.400%, 01/31/22	202
98	3.750%, 08/15/21	101
90	CNA Financial Corp., 5.875%, 08/15/20	102
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	84
41	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	43
35	Lincoln National Corp., 4.200%, 03/15/22	36
	MassMutual Global Funding II,
300	2.000%, 04/05/17 (e)	298
100	3.125%, 04/14/16 (e)	105
	Metropolitan Life Global Funding I,
100	1.500%, 01/10/18 (e)	97
107	1.700%, 06/29/15 (e)	108
200	2.500%, 09/29/15 (e)	207
175	3.650%, 06/14/18 (e)	185
100	3.875%, 04/11/22 (e)	102
222	5.200%, 09/18/13 (e)	222
	New York Life Global Funding,
170	1.300%, 01/12/15 (e)	171
125	3.000%, 05/04/15 (e)	130
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	154
200	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	207

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
16	Principal Financial Group, Inc., 1.850%, 11/15/17	16
35	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	35
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	189

		3,797

	Real Estate Investment Trusts (REITs) — 0.3%
45	American Tower Trust I, 1.551%, 03/15/43 (e)	44
	CommonWealth REIT,
125	5.875%, 09/15/20	126
150	6.650%, 01/15/18	161
27	ERP Operating LP, 4.625%, 12/15/21	28
	HCP, Inc.,
44	2.625%, 02/01/20	41
8	3.750%, 02/01/19	8
92	5.375%, 02/01/21	100
53	ProLogis LP, 4.250%, 08/15/23	52
	Simon Property Group LP,
81	4.125%, 12/01/21	84
17	4.200%, 02/01/15	18
40	4.375%, 03/01/21	42
100	5.625%, 08/15/14	104
50	5.650%, 02/01/20	56
40	6.100%, 05/01/16	45
50	6.125%, 05/30/18	58
159	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	188

		1,155

	Thrifts & Mortgage Finance — 0.2%
25	Countrywide Financial Corp., 6.250%, 05/15/16	27
	Stadshypotek AB, (Sweden),
523	1.450%, 09/30/13 (e)	524
250	1.875%, 10/02/19 (e)	237

		788

	Total Financials	36,162

	Health Care — 0.5%
	Biotechnology — 0.2%
	Amgen, Inc.,
400	3.875%, 11/15/21	401
44	4.500%, 03/15/20	47
40	5.700%, 02/01/19	46
98	Celgene Corp., 3.250%, 08/15/22	92

		586

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
50	4.000%, 03/01/14	51
50	4.625%, 03/15/15	53
40	Becton Dickinson and Co., 5.000%, 05/15/19	45

		149

	Health Care Providers & Services — 0.1%
17	McKesson Corp., 0.950%, 12/04/15	17
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	51
112	UnitedHealth Group, Inc., 3.375%, 11/15/21	111
	WellPoint, Inc.,
93	2.300%, 07/15/18	92
115	3.125%, 05/15/22	108

		379

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
119	1.750%, 11/06/17	117
87	2.900%, 11/06/22	81
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	104
150	GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	173
	Merck & Co., Inc.,
62	2.400%, 09/15/22	57
75	6.000%, 09/15/17	87

		619

	Total Health Care	1,733

	Industrials — 1.0%
	Aerospace & Defense — 0.1%
70	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	80
43	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	39
100	Honeywell International, Inc., 5.300%, 03/01/18	114
47	Lockheed Martin Corp., 2.125%, 09/15/16	48
43	Precision Castparts Corp., 0.700%, 12/20/15	43
50	United Technologies Corp., 6.125%, 02/01/19	59

		383

	Air Freight & Logistics — 0.2%
575	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	670

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Airlines — 0.1%
200	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 07/15/24 (e)	201
34	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	37
66	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	70

		308

	Commercial Services & Supplies — 0.0% (g)
	ADT Corp. (The),
70	3.500%, 07/15/22	58
24	4.125%, 06/15/23	21
50	Pitney Bowes, Inc., 5.600%, 03/15/18	54
60	Waste Management, Inc., 7.375%, 03/11/19	72

		205

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	32
41	2.875%, 05/08/22	39
70	Fluor Corp., 3.375%, 09/15/21	69

		140

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.500%, 11/02/17 (e)	26
50	5.600%, 05/15/18	57

		83

	Industrial Conglomerates — 0.1%
152	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	151
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	113

		264

	Machinery — 0.1%
	Caterpillar, Inc.,
74	1.500%, 06/26/17	73
31	2.600%, 06/26/22	29
89	Deere & Co., 2.600%, 06/08/22	84
34	Ingersoll-Rand Global Holding Co., Ltd., (Bermuda), 4.250%, 06/15/23 (e)	33
25	Parker Hannifin Corp., 5.500%, 05/15/18	28

		247

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	41

SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
32	3.450%, 09/15/21	32
19	3.600%, 09/01/20	20
100	5.650%, 05/01/17	113
100	7.000%, 02/01/14	102
	CSX Corp.,
30	6.250%, 04/01/15	32
30	7.375%, 02/01/19	37
50	7.900%, 05/01/17	59
	ERAC USA Finance LLC,
48	2.750%, 03/15/17 (e)	48
27	4.500%, 08/16/21 (e)	28
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	135
50	7.700%, 05/15/17	60
53	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	52
	Ryder System, Inc.,
48	2.500%, 03/01/17	48
55	3.600%, 03/01/16	58
	Union Pacific Corp.,
21	2.950%, 01/15/23	20
75	3.646%, 02/15/24 (e)	74
233	4.163%, 07/15/22	244
100	4.875%, 01/15/15	105
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	149

		1,457

	Total Industrials	3,757

	Information Technology — 0.9%
	Computers & Peripherals — 0.4%
	Apple, Inc.,
199	2.400%, 05/03/23	180
207	VAR, 0.516%, 05/03/18	207
	EMC Corp.,
100	1.875%, 06/01/18	99
100	3.375%, 06/01/23	96
	Hewlett-Packard Co.,
208	2.600%, 09/15/17	209
195	4.375%, 09/15/21	187
87	4.650%, 12/09/21	85
325	5.400%, 03/01/17	356
200	6.125%, 03/01/14	205

		1,624

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
32	3.000%, 03/01/18	32
55	3.375%, 11/01/15	57
16	4.500%, 03/01/23	16
100	6.875%, 06/01/18	113
13	7.500%, 01/15/27	15

		233

	IT Services — 0.2%
	International Business Machines Corp.,
126	1.250%, 02/06/17	125
309	1.625%, 05/15/20	287
150	5.700%, 09/14/17	172
200	7.625%, 10/15/18	252

		836

	Office Electronics — 0.0% (g)
	Xerox Corp.,
39	2.950%, 03/15/17	40
50	5.625%, 12/15/19	55
40	6.750%, 02/01/17	45

		140

	Semiconductors & Semiconductor Equipment — 0.0% (g)
30	National Semiconductor Corp., 6.600%, 06/15/17	35
73	Texas Instruments, Inc., 1.650%, 08/03/19	70

		105

	Software — 0.2%
25	Intuit, Inc., 5.750%, 03/15/17	28
	Microsoft Corp.,
23	0.875%, 11/15/17	22
120	1.625%, 09/25/15	123
34	2.125%, 11/15/22	30
68	2.375%, 05/01/23	62
	Oracle Corp.,
200	5.250%, 01/15/16	220
100	5.750%, 04/15/18	116

		601

	Total Information Technology	3,539

	Materials — 0.4%
	Chemicals — 0.2%
	Dow Chemical Co. (The),
61	4.125%, 11/15/21	62
38	4.250%, 11/15/20	39

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Chemicals — Continued
40	8.550%, 05/15/19	51
	E.I. du Pont de Nemours & Co.,
101	1.950%, 01/15/16	103
100	6.000%, 07/15/18	118
34	Mosaic Co. (The), 3.750%, 11/15/21	33
25	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	26
230	Praxair, Inc., 4.625%, 03/30/15	244
150	Union Carbide Corp., 7.500%, 06/01/25	176

		852

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
37	1.000%, 02/24/15	37
100	5.400%, 03/29/17	112
100	6.500%, 04/01/19	118
	Freeport-McMoRan Copper & Gold, Inc.,
128	2.150%, 03/01/17	125
67	3.100%, 03/15/20 (e)	61
40	3.875%, 03/15/23 (e)	36
27	Nucor Corp., 4.000%, 08/01/23	26
	Rio Tinto Finance USA Ltd., (Australia),
27	3.500%, 11/02/20	26
50	8.950%, 05/01/14	53
58	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	57

		651

	Total Materials	1,503

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.7%
	AT&T, Inc.,
30	0.800%, 12/01/15	30
69	0.900%, 02/12/16	69
100	4.450%, 05/15/21	106
135	5.100%, 09/15/14	141
150	5.500%, 02/01/18	170
165	BellSouth Corp., 5.200%, 09/15/14	173
65	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	67
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	114
150	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	153
700	GTE Corp., 6.840%, 04/15/18	823
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	26

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
61	Orange S.A., (France), 2.750%, 09/14/16	63
148	Qwest Corp., 6.750%, 12/01/21	159
225	Telecom Italia Capital S.A., (Luxembourg), 5.250%, 11/15/13	227
30	Telefonica Emisiones S.A.U., (Spain), 5.877%, 07/15/19	32
100	Verizon Communications, Inc., 5.500%, 02/15/18	113
100	Verizon New England, Inc., Series C, 4.750%, 10/01/13	100

		2,566

	Wireless Telecommunication Services — 0.1%
40	Crown Castle Towers LLC, 3.214%, 08/15/35 (e)	41
	Vodafone Group plc, (United Kingdom),
100	1.500%, 02/19/18	96
100	1.625%, 03/20/17	98
125	5.000%, 09/15/15	135

		370

	Total Telecommunication Services	2,936

	Utilities — 1.2%
	Electric Utilities — 0.8%
27	American Electric Power Co., Inc., 1.650%, 12/15/17	26
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	40
50	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	59
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	35
20	DTE Electric Co., 2.650%, 06/15/22	19
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	63
	Duke Energy Progress, Inc.,
40	2.800%, 05/15/22	38
233	5.125%, 09/15/13	233
150	5.300%, 01/15/19	172
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	103
40	Georgia Power Co., 6.000%, 11/01/13	40
	Indiana Michigan Power Co.,
100	Series J, 3.200%, 03/15/23	94
135	7.000%, 03/15/19	161
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	30
47	Kansas City Power & Light Co., 3.150%, 03/15/23	44

SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
4	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	4
60	Nevada Power Co., 7.125%, 03/15/19	74
	NextEra Energy Capital Holdings, Inc.,
25	1.200%, 06/01/15	25
150	7.875%, 12/15/15	172
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	44
25	Ohio Power Co., 6.050%, 05/01/18	29
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	60
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	62
50	3.250%, 06/15/23	47
125	5.625%, 11/30/17	143
	PacifiCorp,
100	3.850%, 06/15/21	104
60	5.650%, 07/15/18	70
75	Peco Energy Co., 5.350%, 03/01/18	86
51	Public Service Co. of Colorado, 3.200%, 11/15/20	52
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	78
200	Public Service Electric & Gas Co., 6.330%, 11/01/13	202
	Southern Co. (The),
45	1.950%, 09/01/16	46
40	4.150%, 05/15/14	41
30	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	39
100	Virginia Electric and Power Co., 5.400%, 04/30/18	115
	Wisconsin Electric Power Co.,
30	6.000%, 04/01/14	31
100	6.250%, 12/01/15	112
27	Xcel Energy, Inc., 0.750%, 05/09/16	27

		2,820

	Gas Utilities — 0.0% (g)
30	Atmos Energy Corp., 8.500%, 03/15/19	38
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	58

		96

	Independent Power Producers & Energy Traders — 0.1%
72	Exelon Generation Co. LLC, 4.000%, 10/01/20	72
150	PPL Energy Supply LLC, 4.600%, 12/15/21	150

		222

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
94	3.500%, 09/15/21	95
100	6.375%, 07/15/16	113
50	Consumers Energy Co., 5.650%, 04/15/20	58
150	Dominion Resources, Inc., 8.875%, 01/15/19	194
180	Nisource Finance Corp., 4.450%, 12/01/21	184
	Sempra Energy,
80	8.900%, 11/15/13	81
150	9.800%, 02/15/19	200

		925

	Water Utilities — 0.1%
200	American Water Capital Corp., 6.085%, 10/15/17	230

	Total Utilities	4,293

	Total Corporate Bonds (Cost $61,159)	64,385

Foreign Government Securities — 0.8%
	Israel Government AID Bond, (Israel),
329	Zero Coupon, 08/15/17	310
1,557	Zero Coupon, 08/15/20	1,297
500	Zero Coupon, 02/15/22	385
	Province of Ontario, (Canada),
400	0.950%, 05/26/15	403
250	2.700%, 06/16/15	259
300	2.950%, 02/05/15	310

	Total Foreign Government Securities (Cost $2,962)	2,964

Mortgage Pass-Through Securities — 11.2%
	Federal Home Loan Mortgage Corp.,
149	ARM, 2.129%, 01/01/37	157
279	ARM, 2.159%, 08/01/36	294
14	ARM, 2.250%, 07/01/26	14
36	ARM, 2.259%, 01/01/27	39
220	ARM, 2.398%, 03/01/37	235
122	ARM, 2.637%, 09/01/36	129
177	ARM, 2.697%, 09/01/36	189
320	ARM, 2.711%, 06/01/36	341
438	ARM, 2.759%, 12/01/34	467
194	ARM, 2.889%, 04/01/38	207
111	ARM, 3.066%, 02/01/37	119
73	ARM, 5.724%, 11/01/36	76
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
138	4.000%, 06/01/19	145
38	4.500%, 10/01/18	40

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
256		5.500%, 06/01/17 - 01/01/24	277
69		6.000%, 10/01/17 - 04/01/18	71
355		6.500%, 01/01/17 - 03/01/22	378
—	(h)	7.500%, 10/01/14	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
11		6.000%, 12/01/22	13
60		6.500%, 12/01/13 - 08/01/26	66
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
72		6.000%, 01/01/34	80
103		7.000%, 04/01/26 - 02/01/37	117
7		7.500%, 08/01/25	8
8		8.000%, 07/01/20 - 11/01/24	10
22		8.500%, 07/01/28	26
414		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	482
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,753		3.500%, 05/01/33 - 05/01/43	2,737
478		4.000%, 06/01/42	490
256		6.000%, 02/01/33	279
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
1		12.000%, 08/01/15 - 07/01/19	1
		Federal National Mortgage Association,
72		ARM, 1.828%, 02/01/37	75
4		ARM, 1.908%, 03/01/19	4
284		ARM, 1.922%, 02/01/35	299
199		ARM, 1.961%, 09/01/35	209
200		ARM, 1.983%, 01/01/35	211
85		ARM, 2.102%, 08/01/35	89
181		ARM, 2.295%, 08/01/34	191
250		ARM, 2.346%, 01/01/35	263
165		ARM, 2.374%, 04/01/35	175
1		ARM, 2.375%, 08/01/19	1
217		ARM, 2.382%, 09/01/35	231
210		ARM, 2.406%, 02/01/37	222
82		ARM, 2.418%, 08/01/36	87
152		ARM, 2.423%, 04/01/33	161
311		ARM, 2.451%, 09/01/34	332
174		ARM, 2.465%, 02/01/35	184
115		ARM, 2.495%, 11/01/33	121
178		ARM, 2.526%, 10/01/34	189
141		ARM, 2.600%, 07/01/46	151
229		ARM, 2.679%, 09/01/33	244
16		ARM, 2.812%, 09/01/27	17

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

114		ARM, 2.854%, 09/01/36	122
283		ARM, 2.888%, 02/01/36	299
13		ARM, 3.765%, 03/01/29	14
		Federal National Mortgage Association, 15 Year, Single Family,
67		4.000%, 05/01/19	71
650		4.500%, 05/01/18 - 05/01/19	695
447		5.000%, 06/01/18 - 04/01/19	482
286		5.500%, 01/01/20 - 06/01/20	303
387		6.000%, 03/01/21 - 01/01/24	423
66		6.500%, 09/01/13 - 08/01/20	71
		Federal National Mortgage Association, 20 Year, Single Family,
97		6.000%, 04/01/24	106
132		6.500%, 05/01/22	145
		Federal National Mortgage Association, 30 Year, FHA/VA,
16		6.000%, 09/01/33	17
30		6.500%, 03/01/29	34
7		8.500%, 02/01/30	7
12		9.000%, 09/01/19 - 12/01/30	12
7		9.500%, 12/01/18	8
		Federal National Mortgage Association, 30 Year, Single Family,
89		4.500%, 08/01/33	94
1,341		5.000%, 07/01/33 - 08/01/40	1,463
1,038		5.500%, 09/01/33 - 01/01/38	1,135
699		6.000%, 12/01/32 - 09/01/37	773
48		6.500%, 08/01/31	54
7		7.000%, 09/01/27 - 08/01/32	8
16		7.500%, 11/01/22 - 05/01/25	18
500		8.000%, 03/01/21 - 11/01/32	598
9		8.500%, 07/01/24 - 06/01/25	10
—	(h)	9.000%, 04/01/26	—	(h)
4		10.000%, 02/01/24	4
1		12.500%, 01/01/16	1
		Federal National Mortgage Association, Other,
500		VAR, 0.535%, 01/01/23	501
494		VAR, 0.555%, 01/01/23	495
1,000		VAR, 0.575%, 02/01/23	1,001
988		VAR, 0.585%, 01/01/23	990
1,000		VAR, 0.669%, 08/01/23	999
500		Zero Coupon, 09/30/43	350
969		1.940%, 01/01/17	983
1,000		2.056%, 01/01/17	1,005
1,000		2.294%, 12/01/22	922

SEE NOTES TO FINANCIAL STATEMENTS.

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
500	2.314%, 12/01/22	461
2,860	2.970%, 11/01/18	2,958
2,395	3.590%, 12/01/20	2,485
1,000	3.658%, 10/01/20	1,037
953	4.000%, 07/01/42	977
471	4.291%, 06/01/21	504
1,062	4.298%, 03/01/21	1,129
1,967	4.380%, 01/01/21 - 04/01/21	2,117
500	4.390%, 05/01/21	538
797	4.443%, 04/01/21	853
938	4.500%, 03/01/20	1,015
173	5.500%, 04/01/38	182
209	6.000%, 03/01/37	225
	Government National Mortgage Association II, 30 Year, Single Family,
466	6.000%, 03/20/28 - 09/20/38	511
14	7.500%, 02/20/28 - 09/20/28	17
37	8.000%, 12/20/25 - 08/20/28	44
23	8.500%, 03/20/25 - 05/20/25	26
	Government National Mortgage Association, 15 Year, Single Family,
28	6.000%, 10/15/17	29
8	8.000%, 01/15/16	9
	Government National Mortgage Association, 30 Year, Single Family,
349	6.000%, 11/15/28 - 12/15/38	389
339	6.500%, 01/15/24 - 12/15/35	379
331	7.000%, 08/15/23 - 06/15/35	390
29	7.500%, 11/15/22 - 09/15/28	33
6	8.000%, 05/15/22 - 08/15/28	7
5	8.500%, 11/15/17	5
10	9.000%, 08/15/16 - 11/15/24	10
183	9.500%, 09/15/18 - 12/15/25	207
2	12.000%, 11/15/19	2

	Total Mortgage Pass-Through Securities (Cost $40,819)	41,695

Supranational — 0.1%
150	African Development Bank, 8.800%, 09/01/19 (Cost $197)	199

U.S. Government Agency Securities — 2.8%
323	Federal Farm Credit Bank, 5.125%, 11/15/18	372
	Federal National Mortgage Association,
1,300	Zero Coupon, 07/05/14	1,295
1,000	Zero Coupon, 06/01/17	943
800	5.000%, 05/11/17	907

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500	Federal National Mortgage Association STRIPS, 11/15/21	385
	Financing Corp. Fico,
1,440	Zero Coupon, 05/11/18	1,320
500	Zero Coupon, 04/05/19	439
584	Zero Coupon, 09/26/19	504
1,000	Government Trust Certificate, Zero Coupon, 10/01/15	973
	Residual Funding Corp. STRIPS,
250	Zero Coupon, 10/15/19	218
1,750	Zero Coupon, 07/15/20	1,477
1,000	Tennessee Valley Authority, 5.500%, 07/18/17	1,154
333	Tennessee Valley Authority STRIPS, Zero Coupon, 05/01/19	289

	Total U.S. Government Agency Securities (Cost $10,103)	10,276

U.S. Treasury Obligations — 34.6%
	U.S. Treasury Bonds,
1,225	7.500%, 11/15/16	1,480
320	8.500%, 02/15/20	447
250	8.750%, 05/15/20	355
250	8.750%, 08/15/20	358
1,500	8.875%, 08/15/17	1,946
835	11.250%, 02/15/15	967
	U.S. Treasury Bonds STRIPS,
202	11/15/13	202
4,566	05/15/14 (m)	4,562
1,500	08/15/14 (m)	1,498
3,518	11/15/14 (m)	3,509
3,325	02/15/15	3,311
4,952	11/15/15 (m)	4,901
5,766	02/15/16 (m)	5,683
1,072	05/15/16	1,053
2,505	08/15/16	2,447
700	11/15/16	679
1,224	02/15/17	1,181
4,446	08/15/17	4,232
1,960	11/15/17	1,852
2,200	02/15/18	2,062
700	05/15/18	651
495	05/15/19	444
4,350	08/15/19	3,869
2,000	02/15/20	1,744
13,948	05/15/20	12,043
150	05/15/20	130
12,550	08/15/20	10,724

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	85

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
2,150	05/15/21	1,776
1,600	08/15/21	1,307
2,000	11/15/21	1,615
425	02/15/22	340
47	08/15/26	30
300	11/15/26	192
53	02/15/28	32
	U.S. Treasury Inflation Indexed Notes,
1,700	0.500%, 04/15/15	1,875
700	1.125%, 01/15/21	790
500	1.250%, 04/15/14	558
250	2.000%, 01/15/14	319
	U.S. Treasury Notes,
300	0.250%, 10/31/13	300
500	0.500%, 10/15/13	500
593	0.875%, 01/31/18	580
800	1.000%, 11/30/19	752
400	1.375%, 12/31/18	393
5,500	1.500%, 08/31/18	5,473
1,300	1.750%, 01/31/14	1,309
1,500	1.750%, 10/31/18	1,507
500	1.875%, 02/28/14	505
1,100	1.875%, 04/30/14	1,113
6,400	1.875%, 08/31/17	6,560
400	2.000%, 02/15/22	384
200	2.125%, 08/15/21	196
1,500	2.250%, 07/31/18	1,548
350	2.625%, 08/15/20	360
400	2.625%, 11/15/20	410
1,500	2.750%, 10/31/13	1,506

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,500	2.750%, 11/30/16	1,588
1,755	2.750%, 05/31/17	1,860
3,000	2.750%, 12/31/17	3,175
1,000	3.125%, 04/30/17	1,073
850	3.125%, 05/15/21	896
7,900	3.250%, 12/31/16	8,496
1,000	3.250%, 03/31/17	1,077
1,050	3.500%, 02/15/18	1,145
1,550	3.500%, 05/15/20	1,689
400	3.625%, 02/15/20	439
450	3.625%, 02/15/21	492
700	4.000%, 02/15/15	738
400	4.250%, 11/15/17	448
200	4.500%, 02/15/16	219
1,000	4.750%, 08/15/17	1,137

	Total U.S. Treasury Obligations (Cost $125,770)	129,032

SHARES
Short-Term Investment — 4.7%
	Investment Company — 4.7%
17,649	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $17,649)	17,649

	Total Investments — 99.6% (Cost $358,639)	370,854
	Other Assets in Excess of Liabilities — 0.4%	1,594

	NET ASSETS — 100.0%	$372,448

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

86	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2013 (Unaudited)

ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2013.
CDO	— Collateralized Debt Obligation
CMBS	— Commercial Mortgage Backed Security
CMO	— Collateralized Mortgage Obligation
ESOP	— Employee Stock Ownership Program
ETF	— Exchange Traded Fund
FHA	— Federal Housing Administration
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IOs, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2013. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SPDR	— Standard & Poor’s Depository Receipts
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2013.
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2013.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of August 31, 2013.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(q)	— Investment in affiliate which is a security in the Fund’s index.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(†)	— Security matures in 2111.
(††)	— Security matures in 2110.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	87

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2013 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust		Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$3,640,556	$324,749		$353,205
Investments in affiliates, at value	91,646	7,398		17,649

Total investment securities, at value	3,732,202	332,147		370,854
Receivables:
Investment securities sold	830	—		54
Fund shares sold	95,200	—		564
Interest and dividends from non-affiliates	16,918	747		1,542
Dividends from affiliates	2	—	(a)	—	(a)
Prepaid expenses and other assets	41	7		5

Total Assets	3,845,193	332,901		373,019

LIABILITIES:
Due to custodian	—	—		1
Payables:
Distributions	306	—		49
Investment securities purchased	36,271	—		350
Fund shares redeemed	1,018	293		70
Variation margin on futures contracts	—	11		—
Unrealized depreciation on unfunded commitments	17	—		—
Accrued liabilities:
Investment advisory fees	416	21		25
Custodian and accounting fees	97	8		41
Trustees’ and Chief Compliance Officer’s fees	2	—		—	(a)
Audit Fees	41	28		35
Other	39	1		—	(a)

Total Liabilities	38,207	362		571

Net Assets	$3,806,986	$332,539		$372,448

NET ASSETS:
Paid-in-Capital	$3,682,418	$243,660		$359,905
Accumulated undistributed (distributions in excess of) net investment income	4,578	1,379		345
Accumulated net realized gains (losses)	44	(48,518)		(17)
Net unrealized appreciation (depreciation)	119,946	136,018		12,215

Total Net Assets	$3,806,986	$332,539		$372,448

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	363,464	16,827		35,957

Net asset value, offering and redemption price per share (b)	$10.47	$19.76		$10.36

Cost of investments in non-affiliates	$3,520,593	$190,044		$340,990
Cost of investments in affiliates	91,646	6,127		17,649

(a)	Amount rounds to less than $1,000.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

88	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2013 (Unaudited)

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$70,343	$—	$5,899
Dividend income from non-affiliates	—	3,475	—
Dividend income from affiliates	23	60	2

Total investment income	70,366	3,535	5,901

EXPENSES:
Investment advisory fees	5,671	422	561
Administration fees	1,890	169	187
Custodian and accounting fees	180	20	69
Professional fees	45	24	31
Trustees’ and Chief Compliance Officer’s fees	21	2	2
Printing and mailing costs	13	1	1
Transfer agent fees	—	—	1
Other	61	7	8

Total expenses	7,881	645	860

Less amounts waived	(5,139)	(478)	(588)

Net expenses	2,742	167	272

Net investment income (loss)	67,624	3,368	5,629

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	2,309	4,350	220
Investment in affiliates	—	50	—
Futures	—	365	—

Net realized gain (loss)	2,309	4,765	220

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(152,628)	20,192	(11,461)
Investments in affiliates	—	96	—
Futures	—	(123)	—
Unfunded commitments	(17)	—	—

Change in net unrealized appreciation/depreciation	(152,645)	20,165	(11,461)

Net realized/unrealized gains (losses)	(150,336)	24,930	(11,241)

Change in net assets resulting from operations	$(82,712)	$28,298	$(5,612)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	89

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust		Intermediate Bond Trust
	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013	Six Months Ended 8/31/2013 (Unaudited)	Year Ended 2/28/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$67,624	$143,453	$3,368	$6,749	$5,629	$12,548
Net realized gain (loss)	2,309	(2,198)	4,765	3,217	220	(237)
Change in net unrealized appreciation/depreciation	(152,645)	23,835	20,165	28,893	(11,461)	1,337

Change in net assets resulting from operations	(82,712)	165,090	28,298	38,859	(5,612)	13,648

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(65,667)	(140,546)	(3,123)	(6,817)	(5,653)	(12,120)
From net realized gains	—	(2,200)	—	—	—	—

Total distributions to shareholders	(65,667)	(142,746)	(3,123)	(6,817)	(5,653)	(12,120)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	327,565	595,889	4,500	27,753	23,387	42,769
Subscriptions in-kind (See Note 7)	—	37,169	—	—	—	—
Distributions reinvested	63,911	139,355	3,123	6,805	5,265	11,611
Cost of shares redeemed	(149,879)	(539,310)	(23,594)	(44,363)	(22,890)	(39,262)

Change in net assets resulting from capital transactions	241,597	233,103	(15,971)	(9,805)	5,762	15,118

NET ASSETS:
Change in net assets	93,218	255,447	9,204	22,237	(5,503)	16,646
Beginning of period	3,713,768	3,458,321	323,335	301,098	377,951	361,305

End of period	$3,806,986	$3,713,768	$332,539	$323,335	$372,448	$377,951

Accumulated undistributed (distributions in excess of) net investment income	$4,578	$2,621	$1,379	$1,134	$345	$369

SHARE TRANSACTIONS:
Issued	30,561	54,513	230	1,641	2,234	3,984
Subscriptions in-kind (See Note 7)	—	3,372	—	—	—	—
Reinvested	5,982	12,760	161	401	501	1,085
Redeemed	(14,010)	(49,289)	(1,212)	(2,605)	(2,166)	(3,666)

Change in Shares	22,533	21,356	(821)	(563)	569	1,403

SEE NOTES TO FINANCIAL STATEMENTS.

90	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Core Bond Trust
Six Months Ended August 31, 2013 (Unaudited)	$10.89	$0.19	$(0.42)	$(0.23)	$(0.19)	$—	$—	$(0.19)
Year Ended February 28, 2013	10.82	0.43	0.08	0.51	(0.43)	(0.01)	—	(0.44)
Year Ended February 29, 2012	10.50	0.50	0.35	0.85	(0.51)	(0.02)	—	(0.53)
Year Ended February 28, 2011	10.27	0.55	0.23	0.78	(0.55)	—	—	(0.55)
Year Ended February 28, 2010	9.53	0.63	0.74	1.37	(0.63)	—	—	(0.63)
Year Ended February 28, 2009	10.09	0.55	(0.56)	(0.01)	(0.55)	—	—	(0.55)

Equity Index Trust
Six Months Ended August 31, 2013 (Unaudited)	18.32	0.20	1.42	1.62	(0.18)	—	—	(0.18)
Year Ended February 28, 2013	16.53	0.38	1.79	2.17	(0.38)	—	—	(0.38)
Year Ended February 29, 2012	16.10	0.31	0.46	0.77	(0.34)	—	—	(0.34)
Year Ended February 28, 2011	13.42	0.28	2.67	2.95	(0.27)	—	—	(0.27)
Year Ended February 28, 2010	8.98	0.30	4.44	4.74	(0.30)	—	—	(0.30)
Year Ended February 28, 2009	16.27	0.33	(7.28)	(6.95)	(0.30)	(0.04)	—	(0.34)

Intermediate Bond Trust
Six Months Ended August 31, 2013 (Unaudited)	10.68	0.16	(0.32)	(0.16)	(0.16)	—	—	(0.16)
Year Ended February 28, 2013	10.63	0.36	0.04	0.40	(0.35)	—	—	(0.35)
Year Ended February 29, 2012	10.38	0.43	0.38	0.81	(0.47)	(0.06)	(0.03)	(0.56)
Year Ended February 28, 2011	10.28	0.48	0.10	0.58	(0.48)	—	—	(0.48)
Year Ended February 28, 2010	9.70	0.53	0.58	1.11	(0.53)	—	—	(0.53)
Year Ended February 28, 2009	10.08	0.50	(0.38)	0.12	(0.50)	—	—	(0.50)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

92	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.47	(2.15)%	$3,806,986	0.15%	3.58%	0.42%	9%
10.89	4.70	3,713,768	0.15	3.97	0.42	16
10.82	8.24	3,458,321	0.15	4.66	0.42	21
10.50	7.71	3,022,640	0.14	5.23	0.42	20
10.27	14.70	2,808,694	0.14	6.24	0.42	19
9.53	(0.06)	2,367,508	0.15	5.60	0.44	13

19.76	8.89	332,539	0.10	1.99	0.38	1
18.32	13.34	323,335	0.10	2.22	0.38	7
16.53	4.97	301,098	0.10	2.03	0.38	8
16.10	22.38	341,196	0.10	1.95	0.40	13
13.42	53.50	304,822	0.10	2.37	0.42	18
8.98	(43.42)	243,919	0.10	2.43	0.41	14

10.36	(1.50)	372,448	0.15	3.01	0.46	7
10.68	3.76	377,951	0.14	3.33	0.47	15
10.63	7.98	361,305	0.14	4.05	0.48	35
10.38	5.72	366,920	0.14	4.60	0.46	28
10.28	11.72	359,197	0.15	5.33	0.47	23
9.70	1.29	287,529	0.15	5.07	0.49	11

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	93

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited)

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Three separate diversified series of the Trust (collectively, the “Funds”) covered by this report commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

The investment objective of Core Bond Trust is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Equity Index Trust is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard and Poor’s 500 Composite Stock Price Index.

The investment objective of Intermediate Bond Trust is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Advisor” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The

94	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Core Bond Trust and Intermediate Bond Trust at August 31, 2013.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$120,160	$71,906	$192,066
Collateralized Mortgage Obligations
Agency CMO	—	635,564	10,933	646,497
Non-Agency CMO	—	286,303	56,727	343,030

Total Collateralized Mortgage Obligations	—	921,867	67,660	989,527

Commercial Mortgage-Backed Securities	—	120,385	20,437	140,822
Corporate Bonds
Consumer Discretionary	—	49,314	—	49,314
Consumer Staples	—	34,750	—	34,750
Energy	—	56,121	—	56,121
Financials	—	327,727	—	327,727
Health Care	—	20,591	—	20,591
Industrials	—	40,108	2,306	42,414
Information Technology	—	40,860	—	40,860
Materials	—	17,598	—	17,598
Telecommunication Services	—	40,530	—	40,530
Utilities	—	62,680	—	62,680

Total Corporate Bonds	—	690,279	2,306	692,585

Foreign Government Securities	—	39,818	—	39,818
Mortgage Pass-Through Securities	—	559,559	2,484	562,043
Municipal Bonds	—	8,567	—	8,567
Supranational	—	4,654	—	4,654
U.S. Government Agency Securities	—	82,857	—	82,857
U.S. Treasury Obligations	—	919,141	—	919,141
Loan Assignments
Financials	—	—	8,476	8,476

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	95

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

Core Bond Trust (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investment
Investment Company	$91,646	$—	$—	$91,646

Total Investments in Securities	$91,646	$3,467,287	$173,269	$3,732,202

Equity Index Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$331,822	$325	$—	$332,147

Appreciation in Other Financial Instruments
Futures Contracts	$42	$—	$—	$42

Intermediate Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$11,520	$2,743	$14,263
Collateralized Mortgage Obligations
Agency CMO	—	66,186	622	66,808
Non-Agency CMO	—	15,473	1,056	16,529

Total Collateralized Mortgage Obligations	—	81,659	1,678	83,337

Commercial Mortgage-Backed Securities	—	5,775	1,279	7,054
Corporate Bonds
Consumer Discretionary	—	3,534	—	3,534
Consumer Staples	—	2,532	—	2,532
Energy	—	4,396	—	4,396
Financials	—	36,162	—	36,162
Health Care	—	1,733	—	1,733
Industrials	—	3,050	707	3,757
Information Technology	—	3,539	—	3,539
Materials	—	1,503	—	1,503
Telecommunication Services	—	2,936	—	2,936
Utilities	—	4,293	—	4,293

Total Corporate Bonds	—	63,678	707	64,385

Foreign Government Securities	—	2,964	—	2,964
Mortgage Pass-Through Securities	—	41,695	—	41,695
Supranational	—	199	—	199
U.S. Government Agency Securities	—	10,276	—	10,276
U.S. Treasury Obligations	—	129,032	—	129,032
Short-Term Investment
Investment Company	17,649	—	—	17,649

Total Investments in Securities	$17,649	$346,798	$6,407	$370,854

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Bills held as collateral for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.

For each of the Funds, there were no transfers between Levels 1 and 2 during the six months ended August 31, 2013.

96	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Investments in Securities
Asset-Backed Securities	$60,762	$(209)	$(190)	$52	$29,486	$(27,455)	$9,460	$—	$71,906
Collateralized Mortgage Obligations
Agency CMO	27,817	(187)	(1,420)	(1,100)	1,941	(6)	3,202	(19,314)	10,933
Non-Agency CMO	48,208	— (a)	(3,410)	(1,950)	15,629	(7,222)	26,436	(20,964)	56,727
Commercial Mortgage-Backed Securities	30,371	—	(188)	(624)	389	(5,822)	—	(3,689)	20,437
Corporate Bonds
Industrials	3,316	41	(113)	(1)	441	(750)	—	(628)	2,306
Telecommunications Services	1,884	—	—	—	—	—	—	(1,884)	—
Loan Assignments — Financials	—	—	(43)	—	8,541	(22)	—	—	8,476
Mortgage Pass-Through Securities	11,987	—	(40)	—	2,509	(11,972)	—	—	2,484

	$184,345	$(355)	$(5,404)	$(3,623)	$58,936	$(53,249)	$39,098	$(46,479)	$173,269

Intermediate Bond Trust	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/13
Investments in Securities
Asset-Backed Securities	$3,593	$— (a)	$(12)	$1	$505	$(1,706)	$362	$—	$2,743
Collateralized Mortgage Obligations
Agency CMO	1,369	(44)	(66)	(27)	10	(15)	166	(771)	622
Non-Agency CMO	1,084	—	(5)	(5)	522	(205)	534	(869)	1,056
Commercial Mortgage-Backed Securities	1,466	—	(1)	(11)	249	(189)	—	(235)	1,279
Corporate Bonds — Industrials	901	5	(34)	(2)	—	(87)	—	(76)	707
Mortgage Pass-Through Securities	499	—	—	—	—	(499)	—	—	—

Total	$8,912	$(39)	$(118)	$(44)	$1,286	$(2,701)	$1,062	$(1,951)	$6,407

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2013, which were valued using significant unobservable inputs (Level 3) were as follows (amounts in thousands):

Value
Core Bond Trust	$(5,514)
Intermediate Bond Trust	(154)

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	97

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

Core Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at 8/31/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$88,610	Discounted Cash Flow	Constant Prepayment Rate	0% - 100.00%(9.83%)
			Constant Default Rate	0% - 14.78%(2.37%)
			PSA Prepayment Model	133.00% - 970.00%(428.99%)
			Yield (Discount Rate of Cash Flows)	(0.40%) - 7.22%(0.08%)

Asset-Backed Securities	88,610
Total	$88,610

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $84,659,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Intermediate Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at 8/31/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$3,190	Discounted Cash Flow	Constant Prepayment Rate	0% - 100.00%(6.34%)
			Constant Default Rate	0% - 12.00%(1.61%)
			PSA Prepayment Model	185.00% - 1,085.00%(365.45%)
			Yield (Discount Rate of Cash Flows)	(6.47%) - 29.85%(4.51%)

Asset-Backed Securities	3,190
Total	$3,190

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At August 31, 2013, the value of these securities was approximately $3,217,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and includes, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and

98	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of August 31, 2013, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

The following are the value and percentage of net assets of illiquid securities as of August 31, 2013 (amounts in thousands):

	Value	Percentage
Core Bond Trust	$38,448	1.01%
Intermediate Bond Trust	881	0.24

C. Loan Assignments — Core Bond Trust invests in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment the Fund has direct rights against the borrower on a loan provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Fund and the Borrower. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have their interest subordinated to other indebtedness of the obligor. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

D. Unfunded Commitments — Core Bond Trust may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities. The Fund segregates security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying of loan facility, which is recorded as a component of interest income on the Statements of Operations.

At August 31, 2013, Core Bond Trust had the following unfunded loan commitments which could be extended at the option of the borrower (amounts in thousands):

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Value	Commitment
Security Description						Amount	Value
FiveTen Group, Ltd. (i)	Revolving Loan	04/14/14	0.500%	4.250%	$1,634	$1,634	$1,626
Invitation Homes (i)	Revolving Loan	03/15/15	0.500	3.750	485	485	483
Tricon Capital Group, Inc. (i)	Revolving Loan	06/13/15	0.500	4.100	1,362	1,362	1,355

						$3,481	$3,464

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

E. Futures Contracts — Equity Index Trust uses index futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. The Fund also buys futures contracts to immediately invest incoming cash in the market or sells futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. The use of futures contracts exposes the Fund to equity price risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent timely liquidation of positions.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	99

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended August 31, 2013 (amounts in thousands):

Equity Index Trust
Futures Contracts:
Average Notional Balance Long	$2,805
Ending Notional Balance Long	3,099

F. Investment Transactions with Affiliates — An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the report, the Funds assume the following to be affiliated issuers (amounts in thousands):

	For the six months ended August 31, 2013
Affiliate	Value at February 28, 2013	Purchase Cost	Sales Proceeds	Realized Gain/Loss	Dividend/ Interest Income	Shares at August 31, 2013	Value at August 31, 2013
Core Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$82,653	$368,536	$359,543	$—	$23	91,646	$91,646

Equity Index Trust
JPMorgan Chase & Co. (common stock)*	$4,377	$30	$238	$50	$59	85	$4,315
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	2,385	13,003	12,305	—	1	3,083	3,083

	$6,762	$13,033	$12,543	$50	$60	3,168	$7,398

Intermediate Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$7,515	$45,371	$35,237	$—	$2	17,649	$17,649

*	Investment in affiliate which is a security in the Fund’s index.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

H. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2013, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

J. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly for Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for Equity Index Trust. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Advisor supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

100	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Advisor, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Advisor and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the six months ended August 31, 2013. The contractual expense limitation percentages in the table above are in place until at least June 30, 2014.

For the six months ended August 31, 2013, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total
Core Bond Trust	$3,156	$1,890	$5,046
Equity Index Trust	307	169	476
Intermediate Bond Trust	392	187	579

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor and Administrator waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in these money market funds for the six months ended August 31, 2013 were as follows (amounts in thousands):

Core Bond Trust	$93
Equity Index Trust	2
Intermediate Bond Trust	9

F. Other — Certain officers of the Trust are affiliated with the Advisor and Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (“the Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	101

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2013 (Unaudited) (continued)

During the six months ended August 31, 2013, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker-dealers. For the six months ended August 31, 2013, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2013, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$436,172	$305,042	$56,295	$20,989
Equity Index Trust	3,791	18,829	—	—
Intermediate Bond Trust	21,894	25,873	3,176	2,827

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2013 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$3,612,239	$173,064	$53,101	$119,963
Equity Index Trust	196,171	138,998	3,022	135,976
Intermediate Bond Trust	358,639	14,529	2,314	12,215

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 28, 2013, the following Funds had post-enactment net capital loss carryforwards (amounts in thousands):

Capital Loss Carryforward Character Long-Term
Core Bond Trust	$1,037
Equity Index Trust	1,912
Intermediate Bond Trust	238

At February 28, 2013, the following Funds had pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2017	2018	2019	Total
Equity Index Trust	$9,624	$14,260	$7,018	$30,902

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Shares of the Funds are offered only to certain clients of the Funds’ investment advisor or its affiliates who maintain one or more separately managed private accounts. One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for each of the Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

102	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

Exchange Traded Funds may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in securities.

Risks applicable only to Core Bond Trust and Intermediate Bond Trust:

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments is comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

7. Transfers-In-Kind

During the year ended February 28, 2013, certain shareholders of Core Bond Trust purchased shares and Core Bond Trust received portfolio securities primarily by means of a subscription in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the dates and at the market values listed below (amounts in thousands):

Date	Market Value	Type
November 28, 2012	$31,680	Subscription-in-kind
November 29, 2012	5,489	Subscription-in-kind

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	103

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, March 1, 2013, and continued to hold your shares at the end of the reporting period, August 31, 2013.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$978.50	$0.75	0.15%
Hypothetical	1,000.00	1,024.45	0.77	0.15

Equity Index Trust
Actual	1,000.00	1,088.90	0.53	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10

Intermediate Bond Trust
Actual	1,000.00	985.00	0.75	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

104	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2013, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2013.

The Trustees, as part of their review of the investment advisory arrangements for the J.P. Morgan Funds, considered and reviewed performance and other information received from the Advisor, on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to the Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of the Funds in connection with the Trustees’ review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also reviewed information relating to the Advisor’s risk governance model and reports showing the Advisor’s compliance structure and ongoing compliance processes. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	105

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM, an affiliate of the Advisor, earn fees from the Funds for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee break-

point, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Funds benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis prepared by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that Core Bond Trust’s performance was in the first quintile for each of the one-, three-, and five-year periods ended December 31, 2012, respectively. The Trustees

106	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2013

also noted that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that Equity Index Trust’s performance was in the first quintile for each of the one-, three- and five-year periods ended December 31, 2012, and that the independent consultant indicated that Fund’s overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that Intermediate Bond Trust’s performance was in the first quintile for each of the one-, three-, and five-year periods ended December 31, 2012, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each

Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios are summarized below:

The Trustees noted that Core Bond Trust’s net advisory fee and actual total expenses were in the first quintile of its Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that Equity Index Trust’s net advisory fee and actual total expenses were in the first quintile of its Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that Intermediate Bond Trust’s net advisory fee and actual total expenses were in the first quintile of its Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

AUGUST 31, 2013	JPMORGAN INSTITUTIONAL TRUST FUNDS	107

FOR MORE INFORMATION:

INVESTMENT ADVISOR

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

270 Park Avenue

New York, New York 10017

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2013. All rights reserved. August 2013.	SAN-INSTT-813

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C.

80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

  (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 7, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 7, 2013